UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811- 08243
The Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: August 31, 2010
Date of reporting period: February 28, 2010

Item 1.  Report to Stockholders.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Bull Funds	Bear Funds

Domestic Index Equity Funds

Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund

International Funds

Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly Emerging Markets Bear 2X Fund
Direxion Monthly Developed Markets Bull 2X Fund	Direxion Monthly Developed Markets Bear 2X Fund
Direxion Monthly China Bull 2X Fund

Specialty Funds

Direxion Monthly Commodity Bull 2X Fund

Fixed Income Funds

Direxion Monthly 10 Year Note Bull 2X Fund	Direxion Monthly 10 Year Note Bear 2X Fund
Dynamic HY Bond Fund	HY Bear Fund

U.S. Government Money Market Fund

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Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Funds covers the period from August 31, 2009 to February 28, 2010 (the “Semi-Annual Period”). During the Semi-Annual Period, the DJ Industrial Average Index returned 10.21%, the S&P 500 Index returned 9.32%, the Barclays Capital Aggregate Bond Index returned 3.19%, the Lipper High Current Yield Bond Fund Index returned 12.96% and the NASDAQ-100 Index returned 12.27%.

At the beginning of the period, the markets had recovered much of their earlier losses of the year and volatility had returned to more customary levels. Despite the market gains from historical lows, the economy remains fragile. A global economic recovery is taking hold, despite Greece’s tribulations. Monetary and fiscal stimulus measures in all major countries have kicked off positive growth at varying speeds, aided by a turnaround in the inventory cycle.

This report will account for two periods with differing investment objectives: September 1, 2009 — September 30, 2009 and October 1, 2009 — February 28, 2010. Effective Wednesday, September 30th, 2009, all Direxion Leveraged Index Funds modified their investment objectives from daily investment objectives to monthly investment objectives. In addition, all funds which previously sought to achieve 250% or -250% of the performance of their index on a daily basis began to seek 200% or -200% of the performance of their index on a monthly basis.

Direxion maintains models which indicate the expected performance of each leveraged index fund in light of the path of the relevant benchmark, the fund’s expense ratios and the impact of leveraging the fund’s portfolio. The models do not take into account the size of a Fund or any transaction fees associated with creating a Fund’s portfolio, but do take into account a Fund’s expense ratio and financing implications. A brief comparison of the actual versus expected returns for each of the funds in this Semi-Annual Report follows.

The Small Cap Bull 2.5X Fund and the Small Cap Bear 2.5X Fund sought to provide 250% and -250% of the daily return of the Russell 2000 Index through September 30, 2009. The Small Cap Bull 2.5X Fund returned 14.13%, 10 basis points higher than its expected return of 14.03%. The Small Cap Bear 2.5X Fund returned -14.58%, 1 basis point lower than its expected return of -14.57%. The Russell 2000 Index itself returned 5.77% (August 31, 2009 — September 30, 2009).

The Monthly Small Cap Bull 2X Fund and the Monthly Small Cap Bear 2X Fund seek to provide 200% and -200% of the monthly return of the Russell 2000 Index. The Monthly Small Cap Bull 2X Fund returned 7.28%, 75 basis point higher than its expected return of 6.53%. The Monthly Small Cap Bear 2X Fund returned -14.01%, 52 basis points lower than its expected return of -13.49%. The Russell 2000 Index itself returned 4.56% (September 30, 2009 — February 28, 2010).

The Developed Markets Bull 2X Fund and the Developed Markets Bear 2X Fund sought to provide 200% and -200% of the daily return of the MSCI EAFE Index through September 30, 2009. The Developed Markets Bull 2X Fund returned 7.14%, 14 basis points lower than its expected return of 7.28%. The Developed Markets Bear 2X Fund returned -8.58%, 39 basis points lower than its expected return of -8.19%. The MSCI EAFE Index itself returned 3.83% (August 31, 2009 — September 30, 2009).

The Monthly Developed Markets Bull 2X Fund and the Monthly Developed Markets Bear 2X Fund seek to provide 200% and -200% of the monthly return of the MSCI EAFE Index. The Monthly Developed Markets Bull 2X Fund returned -7.63%, 37 basis points lower than its expected return of -7.26%. The Monthly Developed Markets Bear 2X Fund returned 3.63%, 9 basis points lower than its expected return of 3.72%. The MSCI EAFE Index itself returned -2.93% September 30, 2009 — February 28, 2010).

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

4  DIREXION SEMI-ANNUAL REPORT

The Emerging Markets Bull 2X Fund and the Emerging Markets Bear 2X Fund sought to provide 200% and -200% of the daily return of the MSCI Emerging Markets Index through September 30, 2009. The Emerging Markets Bull 2X Fund returned 20.57%, 15 basis points lower than its expected return of 20.72%. The Emerging Markets Bear 2X Fund returned -18.93%, 21 basis points lower than its expected return of -18.72%. The MSCI Emerging Markets Index itself returned 10.20% (August 31, 2009 — September 30, 2009).

The Monthly Emerging Markets Bull 2X Fund and the Monthly Emerging Markets Bear 2X Fund seek to provide 200% and -200% of the monthly return of the MSCI Emerging Markets Index. The Monthly Emerging Markets Bull 2X Fund returned -1.62%, 88 basis points lower than its expected return of -0.74%. The Monthly Emerging Markets Bear 2X Fund returned -7.13%, 18 basis points lower than its expected return of -6.95%. The MSCI Emerging Markets Index itself returned 0.96% (September 30, 2009 — February 28, 2010).

The 10 Year Note Bull 2.5X Fund and the 10 Year Note Bear 2.5X Fund sought to provide 250% and -250% of the daily return of the NYSE Arca Current 10 Year Treasury Index through September 30, 2009. The 10 Year Note Bull 2.5X Fund returned 2.23%, 31 basis points lower than its expected return of 2.54%. The 10 Year Note Bear 2.5X Fund returned -2.94%, 10 basis points higher than its expected return of -3.04%. The NYSE Arca Current 10 Year Treasury Index itself returned 1.10% (August 31, 2009 — September 30, 2009).

The Monthly 10 Year Note Bull 2X Fund and the Monthly 10 Year Note Bear 2X Fund seek to provide 200% and -200% of the monthly return of the NYSE Arca Current 10 Year Treasury Index. The Monthly 10 Year Note Bull 2X Fund returned -4.39%, 81 basis points lower than its expected return of -3.58%. The Monthly 10 Year Note Bear 2X Fund returned 0.19%, 53 basis points lower than its expected return of 0.72%. The NYSE Arca Current 10 Year Treasury Index itself returned -1.24% (September 30, 2009 — February 28, 2010).

The Commodity Bull 2X Fund sought to provide 200% of the daily return of the Morgan Stanley Commodity Related Index through September 30, 2009. The Commodity Bull 2X Fund returned 13.13%, 20 basis point higher than its expected return of 12.93%. The Morgan Stanley Commodity Related Index itself returned 6.75% (August 31, 2009 — September 30, 2009).

The Monthly Commodity Bull 2X Fund sought to provide 200% of the monthly return of the Morgan Stanley Commodity Related Index. The Monthly Commodity Bull 2X Fund returned 16.43%, 80 basis point higher than its expected return of 15.63%. The Morgan Stanley Commodity Related Index itself returned 9.53% (September 30, 2009 — February 28, 2010).

The China Bull 2X Fund sought to provide 200% of the daily return of the FTSE/Xinhua China 25 Index through September 30, 2009. The China Bull 2X Fund returned 7.64%, 4 basis point higher than its expected return of 7.60%. The FTSE/Xinhua China 25 Index itself returned 4.17% (August 31, 2009 — September 30, 2009).

The Monthly China Bull 2X Fund sought to provide 200% of the monthly return of the FTSE/Xinhua China 25 Index. The Monthly China Bull 2X Fund returned -7.55%, 30 basis point lower than its expected return of -7.85%. The FTSE/Xinhua China 25 Index itself returned -2.54% (September 30, 2009 — February 28, 2010).

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

DIREXION SEMI-ANNUAL REPORT  5

The Dynamic HY Bond Fund used a credit derivative index and S&P 500 futures for exposure. A rally in both instruments drove the fund’s positive return. The fund used both of these instruments for exposure due to their historically high relative level of liquidity and low transaction costs. This allows the fund to gain exposure and facilitate active shareholders. Income in the fund was generally achieved by investing the fund’s cash in a combination of high quality overnight repurchase agreements and coupon payments from the credit derivative index. The Dynamic HY Bond Fund returned 8.63% for the Semi-Annual Period.

The HY Bear Fund used a short position in a credit derivative index and S&P 500 futures for exposure. A rally in both instruments drove the funds negative return. The fund uses both of these instruments for exposure due to their historically relatively high level of liquidity and low transaction costs. This allows the fund to gain exposure and facilitate active shareholders. Income in the Fund was achieved by investing cash in a combination of high quality overnight repurchase agreements. The fund paid the coupon rate on the credit derivative index to achieve short exposure. The HY Bear Fund returned -11.41% for the Semi-Annual Period.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Guy Talarico
Chief Investment Officer	Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense of the Monthly Small Cap Bull 2X Fund, Monthly Small Cap Bear 2X Fund, Monthly Developed Markets Bull 2X Fund, Monthly Developed Markets Bear 2X Fund, Monthly Emerging Markets Bull 2X Fund, Monthly Emerging Markets Bear 2X Fund, Monthly 10 Year Note Bull 2X Fund, Monthly 10 Year Note Bear 2X Fund, Monthly Commodity Bull 2X Fund and Monthly China Bull 2X Fund, is 2.05%, 2.02%, 2.05%, 2.00%, 2.04%, 1.99%, 1.93%, 7.44%, 2.02% and 2.03% respectively, net of any fee, waivers or expense reimbursements.*

The total annual fund operating expense of the Dynamic HY Bond Fund and HY Bear Fund is, 2.01% and 2.04% respectively, net of any fee, waivers or expense reimbursements.*

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 30, 2010

*	The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual operating expense ratio would be 1.90% for the Monthly Small Cap Bull 2X Fund, Monthly Small Cap Bear 2X Fund, Monthly Developed Markets Bull 2X Fund, Monthly Developed Markets Bear 2X Fund, Monthly Emerging Markets Bull 2X Fund, Monthly Emerging Markets Bear 2X Fund, Monthly 10 Year Note Bull 2X Fund, Monthly Commodity Bull 2X Fund, Monthly China Bull 2X Fund and HY Bear Fund. Without Acquired Fund Fees and Expenses, total annual operating expense ratio would be 1.85% and 7.28% for the Dynamic HY Bond Fund and Monthly 10 Year Note Bear 2X Fund, respectively.

6  DIREXION SEMI-ANNUAL REPORT

Expense Example
February 28, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2009 — February 28, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT  7

Expense Example
February 28, 2010 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	September 1, 2009	February 28, 2010	Period[2]

Direxion Monthly Small Cap Bull 2X Fund
Based on actual fund return	1.90%	$1,000.00	$1,224.90	$10.48
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly Small Cap Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	734.60	8.17
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly 10 Year Note Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	977.00	9.31
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly 10 Year Note Bear 2X Fund[3]
Based on actual fund return	2.21%	1,000.00	972.50	10.81
Based on hypothetical 5% return	2.21%	1,000.00	1,013.84	11.03
Dynamic HY Bond Fund
Based on actual fund return	1.85%	1,000.00	1,086.30	9.57
Based on hypothetical 5% return	1.85%	1,000.00	1,015.62	9.25
HY Bear Fund
Based on actual fund return	1.90%	1,000.00	885.90	8.88
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly Commodity Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	1,317.20	10.92
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly Emerging Markets Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	1,186.10	10.30
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly Emerging Markets Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	752.90	8.26
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly Developed Markets Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	989.60	9.37
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly Developed Markets Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	947.10	9.17
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly China Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	995.20	9.40
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
U.S. Government Money Market Fund
Based on actual fund return	0.05%	1,000.00	1,000.30	0.25
Based on hypothetical 5% return	0.05%	1,000.00	1,024.55	0.25

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.
[3]	Net expenses includes interest on securities sold short.

8  DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings
February 28, 2010 (Unaudited)

	Cash*	Futures		Swaps	Total

Direxion Monthly Small Cap Bull 2X Fund	99%	—		1%	100%
Direxion Monthly Small Cap Bear 2X Fund	107%	—		(7%)	100%
Direxion Monthly 10 Year Note Bull 2X Fund	98%	—		2%	100%
Direxion Monthly 10 Year Note Bear 2X Fund	102%	—		(2%)	100%
Dynamic HY Bond Fund	99%	0	%**	1%	100%
HY Bear Fund	101%	0	%**	(1%)	100%
Direxion Monthly Commodity Bull 2X Fund	111%	—		(11%)	100%
Direxion Monthly Emerging Markets Bull 2X Fund	114%	—		(14%)	100%
Direxion Monthly Emerging Markets Bear 2X Fund	99%	—		1%	100%
Direxion Monthly Developed Markets Bull 2X Fund	101%	—		(1%)	100%
Direxion Monthly Developed Markets Bear 2X Fund	105%	—		(5%)	100%
Direxion Monthly China Bull 2X Fund	102%	—		(2%)	100%
U.S. Government Money Market Fund	100%	—		—	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT  9

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 96.6%
MONEY MARKET FUNDS - 96.6%
805,615	Fidelity Institutional Government Portfolio, 0.03% (a)	$805,615
805,615	Fidelity Institutional Money Market Portfolio, 0.18% (a)	805,615
805,616	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	805,616
1,745,616	Goldman Sachs Financial Square Government Fund, 0.00% (a)(b)	1,745,616
805,616	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	805,616

	TOTAL SHORT TERM INVESTMENTS (Cost $4,968,078)	$4,968,078

	TOTAL INVESTMENTS (Cost $4,968,078) - 96.6%	$4,968,078
	Other Assets in Excess of Liabilities - 3.4%	174,134

	TOTAL NET ASSETS - 100.0%	$5,142,212

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.

(b)	$940,000 of this security is held as collateral for swap contracts.

Direxion Monthly Small Cap Bull 2X Fund
Long Equity Swap Contracts
February 28, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	Russell 2000 Index	16,350	$10,227,604	8/18/2011	$53,696

The accompanying notes are an integral part of these financial statements.
10  DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 108.2%
MONEY MARKET FUNDS - 108.2%
2,260,936	Fidelity Institutional Government Portfolio, 0.03% (a)	$2,260,936
2,260,936	Fidelity Institutional Money Market Portfolio, 0.18% (a)	2,260,936
2,260,936	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	2,260,936
6,970,937	Goldman Sachs Financial Square Government Fund, 0.00% (a)(b)	6,970,937
2,260,937	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	2,260,937

	TOTAL SHORT TERM INVESTMENTS (Cost $16,014,682)	$16,014,682

	TOTAL INVESTMENTS (Cost $16,014,682) - 108.2%	$16,014,682
	Liabilities in Excess of Other Assets - (8.2)%	(1,214,026)

	TOTAL NET ASSETS - 100.0%	$14,800,656

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.

(b)	$4,710,000 of this security is held as collateral for swap contracts.

Direxion Monthly Small Cap Bear 2X Fund
Short Equity Swap Contracts
February 28, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	Russell 2000 Index	47,150	$28,734,994	4/29/2011	$(989,950)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  11

Direxion Monthly 10 Year Note Bull 2X Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 110.3%
MONEY MARKET FUNDS - 110.3%
3,473,157	Fidelity Institutional Government Portfolio, 0.03% (a)	$3,473,157
3,473,157	Fidelity Institutional Money Market Portfolio, 0.18% (a)	3,473,157
3,473,157	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	3,473,157
10,973,157	Goldman Sachs Financial Square Government Fund, 0.00% (a)(b)	10,973,157
3,473,157	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	3,473,157

	TOTAL SHORT TERM INVESTMENTS (Cost $24,865,785)	$24,865,785

	TOTAL INVESTMENTS (Cost $24,865,785) - 110.3%	$24,865,785
	Liabilities in Excess of Other Assets - (10.3)%	(2,322,649)

	TOTAL NET ASSETS - 100.0%	$22,543,136

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.

(b)	$7,500,000 of this security is held as collateral for swap contracts.

Direxion Monthly 10 Year Note Bull 2X Fund
Long Equity Swap Contracts
February 28, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	45,985	$44,685,932	1/31/2011	$386,872

The accompanying notes are an integral part of these financial statements.
12  DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 10 Year Note Bear 2X Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 101.7%
MONEY MARKET FUNDS - 101.7%
2,621,944	Fidelity Institutional Government Portfolio, 0.03% (a)	$2,621,944
2,621,944	Fidelity Institutional Money Market Portfolio, 0.18% (a)	2,621,944
2,621,944	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	2,621,944
8,181,945	Goldman Sachs Financial Square Government Fund, 0.00% (a)(b)	8,181,945
2,621,945	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	2,621,945

	TOTAL SHORT TERM INVESTMENTS (Cost $18,669,722)	$18,669,722

	TOTAL INVESTMENTS (Cost $18,669,722) - 101.7%	$18,669,722
	Liabilities in Excess of Other Assets - (1.7)%	(316,569)

	TOTAL NET ASSETS - 100.0%	$18,353,153

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.

(b)	$5,560,000 of this security is held as collateral for swap contracts.

Direxion Monthly 10 Year Note Bear 2X Fund
Short Equity Swap Contracts
February 28, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	37,435	$36,393,211	6/30/2011	$(333,710)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  13

Dynamic HY Bond Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 86.8%
MONEY MARKET FUNDS - 86.8%
4,711,243	Fidelity Institutional Government Portfolio, 0.03% (a)	$4,711,243
4,711,243	Fidelity Institutional Money Market Portfolio, 0.18% (a)	4,711,243
4,711,243	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	4,711,243
5,531,244	Goldman Sachs Financial Square Government Fund, 0.00% (a)(b)	5,531,244
4,711,244	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	4,711,244

	TOTAL SHORT TERM INVESTMENTS (Cost $24,376,217)	$24,376,217

	TOTAL INVESTMENTS (Cost $24,376,217) - 86.8%	$24,376,217
	Other Assets in Excess of Liabilities - 13.2%	3,698,957

	TOTAL NET ASSETS - 100.0%	$28,075,174

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.
(b)	$820,000 of this security is held as collateral for swap contracts.

Dynamic HY Bond Fund
Futures Contracts
February 28, 2010 (Unaudited)

		Unrealized
Contracts		Depreciation

59	E-Mini S&P 500 Futures
	Expiring March 2010 (Underlying Face Amount at Market Value $3,253,113)	$(3,701)

Dynamic HY Bond Fund
Credit Default Swap Contracts — Sell Protection1
February 28, 2010 (Unaudited)

		Implied	Receive			Upfront
		Credit	Fixed	Termination	Notional	Payments	Unrealized
Counterparty	Reference Entity	Spread[2]	Rate	Date	Amount[3]	Received	Appreciation

Bank of America	Markit CDX North American High Yield Index	5.73%	5.00%	12/20/2014	$19,602,000	$(495,990)	$137,902
Credit Suisse Capital, LLC	Markit CDX North American High Yield Index	5.73%	5.00%	12/20/2014	3,910,500	(267,176)	197,852

					$23,512,500	$(763,166)	$335,754

[1]	If the Fund is a seller of protection and a credit event occurs, i.e., bankruptcy or failure to pay, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.

[2]	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the reference entity or obligation.

[3]	The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to pay as seller of credit protection or entitled to as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.
14  DIREXION SEMI-ANNUAL REPORT

HY Bear Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 84.3%
MONEY MARKET FUNDS - 84.3%
3,918,629	Fidelity Institutional Government Portfolio, 0.03% (a)	$3,918,629
3,918,629	Fidelity Institutional Money Market Portfolio, 0.18% (a)	3,918,629
3,918,629	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	3,918,629
3,918,629	Goldman Sachs Financial Square Government Fund, 0.00% (a)	3,918,629
3,918,628	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	3,918,628

	TOTAL SHORT TERM INVESTMENTS (Cost $19,593,144)	$19,593,144

	TOTAL INVESTMENTS (Cost $19,593,144) - 84.3%	$19,593,144
	Other Assets in Excess of Liabilities - 15.7%	3,643,790

	TOTAL NET ASSETS - 100.0%	$23,236,934

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.

HY Bear Fund
Short Futures Contracts
February 28, 2010 (Unaudited)

		Unrealized
Contracts		Depreciation

49	E-Mini S&P 500 Futures Expiring March 2010 (Underlying Face Amount at Market Value $2,701,738)	$(85,771)

HY Bear Fund
Credit Default Swap Contracts — Buy Protection1
February 28, 2010 (Unaudited)

		Implied	Receive			Upfront
		Credit	Fixed	Termination	Notional	Payments	Unrealized
Counterparty	Reference Entity	Spread[2]	Rate	Date	Amount[3]	Paid	Depreciation

Bank of America	Markit CDX North American High Yield Index	5.73%	5.00%	12/20/2014	$2,178,000	$66,454	$(27,843)
Barclays Capital	Markit CDX North American High Yield Index	5.73%	5.00%	12/20/2014	10,989,000	253,378	(58,568)
Credit Suisse Capital, LLC	Markit CDX North American High Yield Index	5.73%	5.00%	12/20/2014	6,534,000	186,182	(70,348)

					$19,701,000	$506,014	$(156,759)

[1]	If the Fund is a buyer of protection and a credit event occurs, i.e., bankruptcy or failure to pay, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligations or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.

[2]	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the reference entity or obligation.

[3]	The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to pay as seller of credit protection or entitled to as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  15

Direxion Monthly Commodity Bull 2X Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 98.0%
MONEY MARKET FUNDS - 98.0%
2,194,517	Fidelity Institutional Government Portfolio, 0.03% (a)	$2,194,517
2,194,517	Fidelity Institutional Money Market Portfolio, 0.18% (a)	2,194,517
2,194,517	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	2,194,517
14,398,255	Goldman Sachs Financial Square Government Fund, 0.00% (a)(b)	14,398,255
2,194,517	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	2,194,517

	TOTAL SHORT TERM INVESTMENTS (Cost $23,176,323)	$23,176,323

	TOTAL INVESTMENTS (Cost $23,176,323) - 98.0%	$23,176,323
	Other Assets in Excess of Liabilities - 2.0%	484,084

	TOTAL NET ASSETS - 100.0%	$23,660,407

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.

(b)	$12,203,737 of this security is held as collateral for swap contracts.

Direxion Monthly Commodity Bull 2X Fund
Long Equity Swap Contracts
February 28, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Merrill Lynch	Morgan Stanley Commodity Related Equity Index	550	$449,577	1/7/2011	$(25,965)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	1,515	1,228,596	1/11/2011	(61,700)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	270	219,114	1/14/2011	(11,157)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	690	557,151	1/17/2011	(25,705)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	150	112,496	2/3/2011	2,969
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	53,045	43,351,026	2/7/2011	(2,495,460)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	100	71,936	2/8/2011	5,039
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	140	102,562	2/10/2011	5,208
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	110	82,442	3/15/2011	2,187
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	340	262,981	3/17/2011	(1,450)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	170	133,560	3/22/2011	(2,791)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	870	672,953	3/25/2011	(3,712)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	3,590	2,761,837	3/29/2011	(553)

		61,540	$50,006,231		$(2,613,090)

The accompanying notes are an integral part of these financial statements.
16  DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 91.8%
MONEY MARKET FUNDS - 91.8%
1,833,899	Fidelity Institutional Government Portfolio, 0.03% (a)	$1,833,899
1,833,899	Fidelity Institutional Money Market Portfolio, 0.18% (a)	1,833,899
1,833,900	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	1,833,900
1,833,900	Goldman Sachs Financial Square Government Fund, 0.00% (a)	1,833,900
14,430,431	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)(b)	14,430,431

	TOTAL SHORT TERM INVESTMENTS (Cost $21,766,029)	$21,766,029

	TOTAL INVESTMENTS (Cost $21,766,029) - 91.8%	$21,766,029
	Other Assets in Excess of Liabilities - 8.2%	1,934,033

	TOTAL NET ASSETS - 100.0%	$23,700,062

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.

(b)	$12,596,532 of this security is held as collateral for swap contracts.

Direxion Monthly Emerging Markets Bull 2X Fund
Long Equity Swap Contracts
February 28, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Merrill Lynch	iShares MSCI Emerging Market Index Fund	368,994	$15,776,338	2/4/2011	$(1,425,435)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	36,600	1,575,225	2/7/2011	(151,684)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	700	30,188	2/11/2011	(2,958)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	262,600	11,139,865	2/14/2011	(924,156)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	160,500	6,736,988	2/15/2011	(492,199)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	103,300	4,383,553	2/22/2011	(363,960)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	9,700	377,864	3/11/2011	(111)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	9,000	346,095	3/15/2011	4,410
Merrill Lynch	iShares MSCI Emerging Market Index Fund	7,000	276,185	3/16/2011	(3,564)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	7,900	312,722	3/17/2011	(5,022)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	9,200	362,250	3/22/2011	(3,894)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	148,000	5,701,700	3/25/2011	63,525
Merrill Lynch	iShares MSCI Emerging Market Index Fund	92,500	3,569,112	3/28/2011	34,688
Merrill Lynch	iShares MSCI Emerging Market Index Fund	700	27,030	3/29/2011	241

		1,216,694	$50,615,115		$(3,270,119)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  17

Direxion Monthly Emerging Markets Bear 2X Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 93.4%
MONEY MARKET FUNDS - 93.4%
864,084	Fidelity Institutional Government Portfolio, 0.03% (a)	$864,084
864,084	Fidelity Institutional Money Market Portfolio, 0.18% (a)	864,084
864,085	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	864,085
6,040,328	Goldman Sachs Financial Square Government Fund, 0.00% (a)(b)	6,040,328
864,085	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	864,085

	TOTAL SHORT TERM INVESTMENTS (Cost $9,496,666)	$9,496,666

	TOTAL INVESTMENTS (Cost $9,496,666) - 93.4%	$9,496,666
	Other Assets in Excess of Liabilities - 6.6%	666,642

	TOTAL NET ASSETS - 100.0%	$10,163,308

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.

(b)	$5,176,244 of this security is held as collateral for swap contracts.

Direxion Monthly Emerging Markets Bear 2X Fund
Short Equity Swap Contracts
February 28, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Merrill Lynch	iShares MSCI Emerging Market Index Fund	233,180	$9,178,536	2/22/2011	$93,254
Merrill Lynch	iShares MSCI Emerging Market Index Fund	58,800	2,298,370	3/4/2011	7,420
Merrill Lynch	iShares MSCI Emerging Market Index Fund	37,000	1,400,795	3/7/2011	(40,781)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	7,500	284,437	3/10/2011	(7,797)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	34,700	1,350,698	3/11/2011	(1,224)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	18,000	714,690	3/18/2011	13,387
Merrill Lynch	iShares MSCI Emerging Market Index Fund	49,200	1,935,774	3/22/2011	18,929
Merrill Lynch	iShares MSCI Emerging Market Index Fund	84,500	3,283,968	3/28/2011	(8,168)

		522,880	$20,447,268		$75,020

The accompanying notes are an integral part of these financial statements.
18  DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Developed Markets Bull 2X Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 106.1%
MONEY MARKET FUNDS - 106.1%
697,258	Fidelity Institutional Government Portfolio, 0.03% (a)	$697,258
697,258	Fidelity Institutional Money Market Portfolio, 0.18% (a)	697,258
697,258	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	697,258
1,697,257	Goldman Sachs Financial Square Government Fund, 0.00% (a)(b)	1,697,257
697,258	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	697,258

	TOTAL SHORT TERM INVESTMENTS (Cost $4,486,289)	$4,486,289

	TOTAL INVESTMENTS (Cost $4,486,289) - 106.1%	$4,486,289
	Other Liabilities in Excess of Assets - (6.1)%	(258,845)

	TOTAL NET ASSETS - 100.0%	$4,227,444

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.

(b)	$1,000,000 of this security is held as collateral for swap contracts.

Direxion Monthly Developed Markets Bull 2X Fund
Long Equity Swap Contracts
February 28, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	iShares MSCI EAFE Index Fund	160,700	$8,512,918	7/8/2011	$(58,261)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  19

Direxion Monthly Developed Markets Bear 2X Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 95.2%
MONEY MARKET FUNDS - 95.2%
213,198	Fidelity Institutional Government Portfolio, 0.03% (a)	$213,198
213,198	Fidelity Institutional Money Market Portfolio, 0.18% (a)	213,198
213,198	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	213,198
683,199	Goldman Sachs Financial Square Government Fund, 0.00% (a)(b)	683,199
213,199	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	213,199

	TOTAL SHORT TERM INVESTMENTS (Cost $1,535,992)	$1,535,992

	TOTAL INVESTMENTS (Cost $1,535,992) - 95.2%	$1,535,992
	Other Assets in Excess of Liabilities - 4.8%	76,671

	TOTAL NET ASSETS - 100.0%	$1,612,663

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.

(b)	$470,000 of this security is held as collateral for swap contracts.

Direxion Monthly Developed Markets Bear 2X Fund
Short Equity Swap Contracts
February 28, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	iShares MSCI EAFE Index Fund	61,300	$3,143,296	8/8/2011	$(82,266)

The accompanying notes are an integral part of these financial statements.
20  DIREXION SEMI-ANNUAL REPORT

Direxion Monthly China Bull 2X Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 88.1%
MONEY MARKET FUNDS - 88.1%
1,489,680	Fidelity Institutional Government Portfolio, 0.03% (a)	$1,489,680
1,489,681	Fidelity Institutional Money Market Portfolio, 0.18% (a)	1,489,681
1,489,681	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	1,489,681
1,489,681	Goldman Sachs Financial Square Government Fund, 0.00% (a)	1,489,681
1,489,681	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	1,489,681

	TOTAL SHORT TERM INVESTMENTS (Cost $7,448,404)	$7,448,404

	TOTAL INVESTMENTS (Cost $7,448,404) - 88.1%	$7,448,404
	Other Assets in Excess of Liabilities - 11.9%	1,006,397

	TOTAL NET ASSETS - 100.0%	$8,454,801

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.

Direxion Monthly China Bull 2X Fund
Long Equity Swap Contracts
February 28, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	iShares FTSE/Xinhua China 25 Index Fund	427,150	$17,085,630	5/12/2011	$(170,197)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  21

U.S Government Money Market Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 93.5%
MONEY MARKET FUNDS - 93.5%
8,752,282	Fidelity Institutional Government Portfolio, 0.03% (a)	$8,752,282
8,752,282	Fidelity Institutional Money Market Portfolio, 0.18% (a)	8,752,282
8,752,283	Goldman Sachs Financial Square Federal Fund, 0.00% (a)	8,752,283
8,752,283	Goldman Sachs Financial Square Government Fund, 0.00% (a)	8,752,283
8,752,283	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	8,752,283

	TOTAL SHORT TERM INVESTMENTS (Cost $43,761,413)	$43,761,413

	TOTAL INVESTMENTS (Cost $43,761,413) - 93.5%	$43,761,413
	Assets in Excess of Other Liabilities - 6.5%	3,066,100

	TOTAL NET ASSETS - 100.0%	$46,827,513

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.

The accompanying notes are an integral part of these financial statements.
22  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
February 28, 2010 (Unaudited)

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Small Cap Bull	Small Cap Bear	10 Year Note Bull	10 Year Note Bear
	2X Fund	2X Fund	2X Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$4,968,078	$16,014,682	$24,865,785	$18,669,722
Cash	2,064	2,064	2,064	2,064
Receivable for Fund shares sold	265,217	179,663	344,947	320,490
Due from broker for swaps	—	—	115,024	—
Unrealized appreciation on swaps	53,696	—	386,872	—
Dividends and interest receivable	40	83	140	118
Prepaid expenses and other assets	5,692	8,716	8,156	11,197

Total Assets	5,294,787	16,205,208	25,722,988	19,003,591

Liabilities:
Payable for Fund shares redeemed	144,898	67,644	2,738,307	284,563
Due to broker for swaps	1,260	326,439	410,000	7,510
Unrealized depreciation on swaps	—	989,950	—	333,710
Accrued investment advisory fees	2,869	7,724	12,890	10,380
Accrued distribution expenses	956	2,578	4,297	3,460
Accrued operating services fees	1,620	5,376	9,931	7,291
Accrued expenses and other liabilities	972	4,841	4,427	3,524

Total Liabilities	152,575	1,404,552	3,179,852	650,438

Net Assets	$5,142,212	$14,800,656	$22,543,136	$18,353,153

Net Assets Consist Of:
Capital stock	$25,554,937	$55,343,557	$22,853,734	$26,243,644
Accumulated undistributed net investment income (loss)	(65,431)	(75,104)	(150,424)	(196,201)
Accumulated undistributed net realized gain (loss)	(20,400,990)	(39,477,847)	(547,046)	(7,360,580)
Net unrealized appreciation (depreciation):
Swaps	53,696	(989,950)	386,872	(333,710)

Total Net Assets	$5,142,212	$14,800,656	$22,543,136	$18,353,153

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$5,142,212	$14,800,656	$22,543,136	$18,353,153
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	171,045	683,082	872,647	1,732,361
Net asset value, redemption price and offering price per share	$30.06	$21.67	$25.83	$10.59

Cost of Investments	$4,968,078	$16,014,682	$24,865,785	$18,669,722

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  23

Statements of Assets and Liabilities
February 28, 2010 (Unaudited)

			Direxion Monthly
	Dynamic HY	HY Bear	Commodity Bull
	Bond Fund	Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$24,376,217	$19,593,144	$23,176,323
Cash	—	2,005	2,064
Receivable for Fund shares sold	1,290,136	1,721,918	198,556
Receivable for investments sold	28,586	18,301	—
Deposit at broker for futures	252,000	234,000	—
Deposit at broker for swaps	2,660,000	2,795,000	3,070,000
Swap payments paid	—	506,014	—
Unrealized appreciation on swaps	335,754	—	—
Variation margin receivable	1,247	—	—
Dividends and interest receivable	207	298	692
Prepaid expenses and other assets	11,433	4,192	9,665

Total Assets	28,955,580	24,874,872	26,457,300

Liabilities:
Payable for Fund shares redeemed	2,598	1,395,998	149,347
Payable for investments purchased	94,916	33,880	—
Due to broker for swaps	—	—	2,900
Swap payments received	763,166	—	—
Unrealized depreciation on swaps	—	156,759	2,613,090
Variation margin payable	—	1,183	—
Accrued investment advisory fees	8,678	20,014	13,006
Accrued distribution expense	2,893	6,672	4,335
Accrued operating services fees	5,202	16,709	9,801
Accrued expenses and other liabilities	2,953	6,723	4,414

Total Liabilities	880,406	1,637,938	2,796,893

Net Assets	$28,075,174	$23,236,934	$23,660,407

Net Assets Consist Of:
Capital stock	$30,387,817	$26,742,752	$53,712,707
Accumulated undistributed net investment income (loss)	(1,146,564)	(32,789)	(236,013)
Accumulated undistributed net realized gain (loss)	(1,498,132)	(3,230,499)	(27,203,197)
Net unrealized appreciation (depreciation) on:
Futures	(3,701)	(85,771)	—
Swaps	335,754	(156,759)	(2,613,090)

Total Net Assets	$28,075,174	$23,236,934	$23,660,407

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$28,075,174	$23,236,934	$23,660,407
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,913,798	1,466,627	487,441
Net asset value, redemption price and offering price per share	$14.67	$15.84	$48.54

Cost of Investments	$24,376,217	$19,593,144	$23,176,323

The accompanying notes are an integral part of these financial statements.
24  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
February 28, 2010 (Unaudited)

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Emerging Markets	Emerging Markets	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund

Assets:
Investments, at market value (Note 2)	$21,766,029	$9,496,666	$4,486,289	$1,535,992
Cash	2,064	2,064	2,064	2,064
Receivable for Fund shares sold	1,689,454	556,023	88,425	138,272
Receivable from Adviser	—	28,456	—	16,750
Deposit at broker for swaps	3,920,000	—	—	—
Due from broker for swaps	—	61,507	—	—
Unrealized appreciation on swaps	—	75,020	—	—
Dividends and interest receivable	614	93	—	—
Prepaid expenses and other assets	4,185	8,231	2,834	22,261

Total Assets	27,382,346	10,228,060	4,579,612	1,715,339

Liabilities:
Payable for Fund shares redeemed	276,559	24,490	260,579	2,063
Unrealized depreciation on swaps	3,270,119	—	58,261	82,266
Due to broker for swaps	104,490	—	29,509	—
Accrued investment advisory fees	12,520	5,134	1,511	946
Accrued distribution expense	4,173	1,712	504	316
Accrued operating services fees	10,213	3,197	881	—
Accrued expenses and other liabilities	4,210	30,219	923	17,085

Total Liabilities	3,682,284	64,752	352,168	102,676

Net Assets	$23,700,062	$10,163,308	$4,227,444	$1,612,663

Net Assets Consist Of:
Capital stock	$53,288,670	$27,214,295	$11,028,352	$6,223,134
Accumulated undistributed net investment income (loss)	(291,102)	(474,343)	(30,368)	(108,620)
Accumulated undistributed net realized gain (loss)	(26,027,387)	(16,651,664)	(6,712,279)	(4,419,585)
Net unrealized appreciation (depreciation) on:
Swaps	(3,270,119)	75,020	(58,261)	(82,266)

Total Net Assets	$23,700,062	$10,163,308	$4,227,444	$1,612,663

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$23,700,062	$10,163,308	$4,227,444	$1,612,663
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	439,659	613,697	120,064	52,216
Net asset value, redemption price and offering price per share	$53.91	$16.56	$35.21	$30.88

Cost of Investments	$21,766,029	$9,496,666	$4,486,289	$1,535,992

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  25

Statements of Assets and Liabilities
February 28, 2010 (Unaudited)

	Direxion Monthly
	China Bull	U.S. Government
	2X Fund	Money Market Fund

Assets:
Investments, at market value (Note 2)	$7,448,404	$43,761,413
Cash	2,063	3,600
Receivable for Fund shares sold	100,642	4,220,501
Receivable from Adviser	—	22,116
Deposit at broker for swaps	2,700,000	—
Dividends and interest receivable	78	—
Prepaid expenses and other assets	6,423	17,513

Total Assets	10,257,610	48,025,143

Liabilities:
Payable for Fund shares redeemed	1,356,467	1,176,656
Unrealized depreciation on swaps	170,197	—
Due to broker for swaps	263,028	—
Accrued investment advisory fees	5,467	—
Accrued distribution expense	1,822	—
Accrued operating services fees	3,761	12,026
Accrued expenses and other liabilities	2,067	8,948

Total Liabilities	1,802,809	1,197,630

Net Assets	$8,454,801	$46,827,513

Net Assets Consist Of:
Capital stock	$15,944,817	$46,815,155
Accumulated undistributed net investment income (loss)	(113,551)	14,981
Accumulated undistributed net realized gain (loss)	(7,206,268)	(2,623)
Net unrealized appreciation/(depreciation) on:
Swaps	(170,197)	—

Total Net Assets	$8,454,801	$46,827,513

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$8,454,801	$46,827,513
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	194,475	46,827,532
Net asset value, redemption price and offering price per share	$43.48	$1.00

Cost of Investments	$7,448,404	$43,761,413

The accompanying notes are an integral part of these financial statements.
26  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Small Cap Bull	Small Cap Bear	10 Year Note Bull	10 Year Note Bear
	2X Fund	2X Fund	2X Fund	2X Fund

Investment income:
Interest income	$(3,329)	$4,672	$66,803	$7,735

Total investment income	(3,329)	4,672	66,803	7,735

Expenses:
Investment advisory fees	24,514	31,490	85,747	69,279
Distribution expenses	8,171	10,497	28,583	23,093
Shareholder servicing fees	8,171	10,497	28,583	23,093
Operating services fees	23,238	28,527	78,494	68,357
Excise taxes	—	10	—	—

Total expenses before reimbursement and dividends or interest on securities sold short	64,094	81,021	221,407	183,822
Dividends or interest on securities sold short	—	—	—	28,429

Net expenses after dividends or interest on securities sold short	64,094	81,021	221,407	212,251
Less: Reimbursement of expenses from Adviser	—	(10)	—	—
Less: Expenses paid indirectly (Note 6)	(1,992)	(1,235)	(4,180)	(8,315)

Total expenses	62,102	79,776	217,227	203,936

Net investment loss	(65,431)	(75,104)	(150,424)	(196,201)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	12,250	2,302	649,654	—
Securities sold short	—	—	—	6,250
Futures	—	—	193,340	(130,914)
Swaps	94,501	(2,230,946)	(530,480)	(10,023)

	106,751	(2,228,644)	312,514	(134,687)

Change in unrealized appreciation (depreciation) on:
Investments	—	—	(549,371)	—
Securities sold short	—	—	—	(90,625)
Futures	—	—	(87,800)	55,336
Swaps	385,654	(989,950)	(107,930)	(212,449)

	385,654	(989,950)	(745,101)	(247,738)

Net realized and unrealized gain (loss) on investments	492,405	(3,218,594)	(432,587)	(382,425)

Net increase (decrease) in net assets resulting from operations	$426,974	$(3,293,698)	$(583,011)	$(578,626)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  27

Statements of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

			Direxion Monthly
	Dynamic HY	HY Bear	Commodity Bull
	Bond Fund	Fund	2X Fund

Investment income:
Dividend income	$—	$—	$—
Interest income	32,214	9,515	11,764

Total investment income	32,214	9,515	11,764

Expenses:
Investment advisory fees	246,213	75,032	97,807
Distribution expenses	82,071	25,011	32,602
Shareholder servicing fees	82,071	25,011	32,602
Operating services fees	256,048	69,844	87,718

Total expenses before reimbursement and dividends or interest on securities sold short	666,403	194,898	250,729
Less: Expenses paid indirectly (Note 6)	(59,078)	(4,817)	(2,952)

Total expenses	607,325	190,081	247,777

Net investment loss	(575,111)	(180,566)	(236,013)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Futures	152,765	(406,208)	—
Swaps	7,173,247	(2,622,450)	6,187,893

	7,326,012	(3,028,658)	6,187,893

Change in unrealized appreciation (depreciation) on:
Futures	(57,859)	(65,179)	—
Swaps	(389,081)	(8,982)	(2,099,702)

	(446,940)	(74,161)	(2,099,702)

Net realized and unrealized gain (loss) on investments	6,879,072	(3,102,819)	4,088,191

Net increase (decrease) in net assets resulting from operations	$6,303,961	$(3,283,385)	$3,852,178

The accompanying notes are an integral part of these financial statements.
28  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Emerging Markets	Emerging Markets	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund

Investment income:
Interest income	$7,169	$1,838	$1,367	$431

Total investment income	7,169	1,838	1,367	431

Expenses:
Investment advisory fees	117,739	18,221	12,527	3,573
Distribution expenses	39,246	6,074	4,176	1,191
Shareholder servicing fees	39,246	6,074	4,176	1,191
Operating services fees	105,278	16,270	11,971	3,692
Excise taxes	—	28,456	—	16,750

Total expenses before reimbursement	301,509	75,095	32,850	26,397
Less: Reimbursement of expenses from Adviser	—	(28,456)	—	(16,750)
Less: Expenses paid indirectly (Note 6)	(3,238)	(478)	(1,115)	(596)

Total expenses	298,271	46,161	31,735	9,051

Net investment loss	(291,102)	(44,323)	(30,368)	(8,620)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	79,087	—	—	—
Swaps	3,617,827	(678,106)	(128,110)	20,294

	3,696,914	(678,106)	(128,110)	20,294

Change in unrealized appreciation (depreciation) on:
Investments	19,462	—	—	—
Swaps	(2,832,911)	(749)	(79,427)	(90,821)

	(2,813,449)	(749)	(79,427)	(90,821)

Net realized and unrealized gain (loss) on investments	883,465	(678,855)	(207,537)	(70,527)

Net increase (decrease) in net assets resulting from operations	$592,363	$(723,178)	$(237,905)	$(79,147)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  29

Statements of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

	Direxion Monthly
	China Bull	U.S. Government
	2X Fund	Money Market Fund

Investment income:
Interest income	$1,724	$18,738

Total investment income	1,724	18,738

Expenses:
Investment advisory fees	45,499	92,944
Distribution expenses	15,167	—
Shareholder servicing fees	15,167	46,472
Transfer agent fees	—	—
Operating services fees	42,771	105,306
Other	9	587

Total expenses before reimbursement	118,613	245,309
Less: Reimbursement of expenses from Adviser	—	(214,317)
Less: Expenses paid indirectly (Note 6)	(3,338)	(21,672)

Total expenses	115,275	9,320

Net investment income (loss)	(113,551)	9,418

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swaps	(1,366,030)	—

	(1,366,030)	—

Change in unrealized appreciation (depreciation) on:
Swaps	1,157,317	—

	1,157,317	—

Net realized and unrealized gain (loss) on investments	(208,713)	—

Net increase (decrease) in net assets resulting from operations	$(322,264)	$9,418

The accompanying notes are an integral part of these financial statements.
30  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	Small Cap Bull 2X Fund		Small Cap Bear 2X Fund
	Six Months Ended		Six Months Ended
	February 28, 2010	Year Ended	February 28, 2010	Year Ended
	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009

Operations:
Net investment loss	$(65,431)	$(102,441)	$(75,104)	$(79,473)
Net realized gain (loss) on investments	106,751	(4,161,967)	(2,228,644)	(1,775,644)
Change in unrealized appreciation (depreciation) on investments	385,654	(366,165)	(989,950)	260,575

Net increase (decrease) in net assets resulting from operations	426,974	(4,630,573)	(3,293,698)	(1,594,542)

Distributions to shareholders:
Net investment income	—	—	—	(251,204)
Return of capital	—	—	—	(1,871,514)

Total distributions	—	—	—	(2,122,718)

Capital share transactions:
Proceeds from shares sold	37,137,421	147,404,893	40,238,554	152,762,198
Proceeds from shares issued to holders in reinvestment of distributions	—	—	—	2,040,036
Cost of shares redeemed	(46,981,439)	(133,867,876)	(27,199,038)	(159,395,399)

Net increase (decrease) in net assets resulting from capital share transactions	(9,844,018)	13,537,017	13,039,516	(4,593,165)

Total increase (decrease) in net assets	(9,417,044)	8,906,444	9,745,818	(8,310,425)

Net assets:
Beginning of year/period	14,559,256	5,652,812	5,054,838	13,365,263

End of year/period	$5,142,212	$14,559,256	$14,800,656	$5,054,838

(Accumulated) undistributed net investment income (loss), end of year/period	$(65,431)	$—	$(75,104)	$—

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  31

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	10 Year Note Bull 2X Fund		10 Year Note Bear 2X Fund
	Six Months Ended		Six Months Ended
	February 28, 2010	Year Ended	February 28, 2010	Year Ended
	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009

Operations:
Net investment income (loss)	$(150,424)	$420,164	$(196,201)	$(2,414,475)
Net realized gain (loss) on investments	312,514	3,525,632	(134,687)	(3,065,338)
Change in unrealized appreciation (depreciation) on investments	(745,101)	975,118	(247,738)	812,893

Net increase (decrease) in net assets resulting from operations	(583,011)	4,920,914	(578,626)	(4,666,920)

Distributions to shareholders:
Net realized gains	(771,760)	—	—	—

Total distributions	(771,760)	—	—	—

Capital share transactions:
Proceeds from shares sold	60,641,592	760,162,509	58,257,366	180,330,562
Proceeds from shares issued to holders in reinvestment of distributions	764,078	—	—	—
Cost of shares redeemed	(61,958,364)	(769,187,630)	(55,046,845)	(197,413,027)

Net increase (decrease) in net assets resulting from capital share transactions	(552,694)	(9,025,121)	3,210,521	(17,082,465)

Total increase (decrease) in net assets	(1,907,465)	(4,104,207)	2,631,895	(21,749,385)

Net assets:
Beginning of year/period	24,450,601	28,554,808	15,721,258	37,470,643

End of year/period	$22,543,136	$24,450,601	$18,353,153	$15,721,258

(Accumulated) undistributed net investment income (loss), end of year/period	$(150,424)	$—	$(196,201)	$—

The accompanying notes are an integral part of these financial statements.
32  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Dynamic HY Bond Fund		HY Bear Fund
	Six Months Ended		Six Months Ended
	February 28, 2010	Year Ended	February 28, 2010	Year Ended
	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009

Operations:
Net investment loss	$(575,111)	$(2,140,459)	$(180,566)	$(292,356)
Net realized gain (loss) on investments	7,326,012	(318,411)	(3,028,658)	845,404
Change in unrealized appreciation (depreciation) on investments	(446,940)	721,540	(74,161)	(62,390)

Net increase (decrease) in net assets resulting from operations	6,303,961	(1,737,330)	(3,283,385)	490,658

Distributions to shareholders:
Net investment income	(271,296)	(2,836,324)	—	(175,424)
Net realized gains	—	—	—	(80,765)

Total distributions	(271,296)	(2,836,324)	—	(256,189)

Capital share transactions:
Proceeds from shares sold	325,280,098	2,471,021,748	128,376,800	484,184,611
Proceeds from shares issued to holders in reinvestment of distributions	240,831	2,405,081	—	154,114
Cost of shares redeemed	(332,684,691)	(2,465,571,214)	(129,287,558)	(485,895,735)

Net increase (decrease) in net assets resulting from capital share transactions	(7,163,762)	7,855,615	(910,758)	(1,557,010)

Total increase (decrease) in net assets	(1,131,097)	3,281,961	(4,194,143)	(1,322,541)

Net assets:
Beginning of year/period	29,206,271	25,924,310	27,431,077	28,753,618

End of year/period	$28,075,174	$29,206,271	$23,236,934	$27,431,077

(Accumulated) undistributed net investment income (loss), end of year/period	$(1,146,564)	$(300,157)	$(32,789)	$147,777

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  33

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	Commodity Bull 2X Fund		Emerging Markets Bull 2X Fund
	Six Months Ended		Six Months Ended
	February 28, 2010	Year Ended	February 28, 2010	Year Ended
	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009

Operations:
Net investment loss	$(236,013)	$(192,515)	$(291,102)	$(283,332)
Net realized gain (loss) on investments	6,187,893	(27,274,409)	3,696,914	(11,989,781)
Change in unrealized appreciation (depreciation) on investments	(2,099,702)	6,909,360	(2,813,449)	4,974,598

Net increase (decrease) in net assets resulting from operations	3,852,178	(20,557,564)	592,363	(7,298,515)

Distributions to shareholders:
Return of capital	—	—	—	(92,518)

Total distributions	—	—	—	(92,518)

Capital share transactions:
Proceeds from shares sold	43,293,017	69,719,291	93,895,361	326,146,953
Proceeds from shares issued to holders in reinvestment of distributions	—	—	—	89,670
Cost of shares redeemed	(43,637,255)	(72,090,106)	(94,815,191)	(317,107,919)

Net increase (decrease) in net assets resulting from capital share transactions	(344,238)	(2,370,815)	(919,830)	9,128,704

Total increase (decrease) in net assets	3,507,940	(22,928,379)	(327,467)	1,737,671

Net assets:
Beginning of year/period	20,152,467	43,080,846	24,027,529	22,289,858

End of year/period	$23,660,407	$20,152,467	$23,700,062	$24,027,529

(Accumulated) undistributed net investment income (loss), end of year/period	$(236,013)	$—	$(291,102)	$—

The accompanying notes are an integral part of these financial statements.
34  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	Emerging Markets Bear 2X Fund		Developed Markets Bull 2X Fund
	Six Months Ended		Six Months Ended
	February 28, 2010	Year Ended	February 28, 2010	Year Ended
	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009

Operations:
Net investment loss	$(44,323)	$(58,724)	$(30,368)	$(60,768)
Net realized gain (loss) on investments	(678,106)	(4,652,868)	(128,110)	(3,867,179)
Change in unrealized appreciation (depreciation) on investments	(749)	191,271	(79,427)	(54,547)

Net increase (decrease) in net assets resulting from operations	(723,178)	(4,520,321)	(237,905)	(3,982,494)

Distributions to shareholders:
Net investment income	(430,020)	—	—	—
Return of capital	—	(1,399,408)	—	(604,373)

Total distributions	(430,020)	(1,399,408)	—	(604,373)

Capital share transactions:
Proceeds from shares sold	42,940,498	216,437,946	23,478,261	120,984,205
Proceeds from shares issued to holders in reinvestment of distributions	407,409	1,297,334	—	586,987
Cost of shares redeemed	(33,617,149)	(219,399,722)	(22,176,543)	(116,524,455)

Net increase (decrease) in net assets resulting from capital share transactions	9,730,758	(1,664,442)	1,301,718	5,046,737

Total increase (decrease) in net assets	8,577,560	(7,584,171)	1,063,813	459,870

Net assets:
Beginning of year/period	1,585,748	9,169,919	3,163,631	2,703,761

End of year/period	$10,163,308	$1,585,748	$4,227,444	$3,163,631

(Accumulated) undistributed net investment income (loss), end of year/period	$(474,343)	$—	$(30,368)	$—

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  35

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	Developed Markets Bear 2X Fund		China Bull 2X Fund
	Six Months Ended		Six Months Ended
	February 28, 2010	Year Ended	February 28, 2010	Year Ended
	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009

Operations:
Net investment loss	$(8,620)	$(52,524)	$(113,551)	$(135,566)
Net realized gain (loss) on investments	20,294	110,487	(1,366,030)	(3,897,778)
Change in unrealized appreciation (depreciation) on investments	(90,821)	369,237	1,157,317	(493,628)

Net increase (decrease) in net assets resulting from operations	(79,147)	427,200	(322,264)	(4,526,972)

Distributions to shareholders:
Net investment income	(100,000)	(2,165,581)	—	(17,749)
Return of capital	—	—	—	(2,254)

Total distributions	(100,000)	(2,165,581)	—	(20,003)

Capital share transactions:
Proceeds from shares sold	10,575,340	205,285,506	47,078,236	191,773,571
Proceeds from shares issued to holders in reinvestment of distributions	90,867	2,128,242	—	19,232
Cost of shares redeemed	(9,602,760)	(216,080,100)	(52,754,095)	(179,088,213)

Net increase (decrease) in net assets resulting from capital share transactions	1,063,447	(8,666,352)	(5,675,859)	12,704,590

Total increase (decrease) in net assets	884,300	(10,404,733)	(5,998,123)	8,157,615

Net assets:
Beginning of year/period	728,363	11,133,096	14,452,924	6,295,309

End of year/period	$1,612,663	$728,363	$8,454,801	$14,452,924

(Accumulated) undistributed net investment income (loss), end of year/period	$(108,620)	$—	$(113,551)	$—

The accompanying notes are an integral part of these financial statements.
36  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly
	U.S. Government Money Market Fund
	Six Months Ended
	February 28, 2010	Year Ended
	(Unaudited)	August 31, 2009

Operations:
Net investment income	$9,418	$222,692
Net realized gain (loss) on investments	—	—
Change in unrealized appreciation (depreciation) on investments	—	—

Net increase (decrease) in net assets resulting from operations	9,418	222,692

Distributions to shareholders:
Net investment income	(9,418)	(222,692)

Total distributions	(9,418)	(222,692)

Capital share transactions:
Proceeds from shares sold	198,598,446	1,740,264,595
Proceeds from shares issued to holders in reinvestment of distributions	6,182	194,398
Cost of shares redeemed	(201,131,664)	(1,782,374,855)

Net increase (decrease) in net assets resulting from capital share transactions	(2,527,036)	(41,915,862)

Total increase (decrease) in net assets	(2,527,036)	(41,915,862)

Net assets:
Beginning of year/period	49,354,549	91,270,411

End of year/period	$46,827,513	$49,354,549

(Accumulated) undistributed net investment income (loss), end of year/period	$14,981	$14,981

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  37

Financial Highlights
February 28, 2010 (Unaudited)

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of	Including Short Interest		Excluding Short Interest		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]

Direxion Monthly Small Cap Bull 2X Fund[11]
Six months ended February 28, 2010 (Unaudited)	$24.54	$(0.28)	$5.80	$5.52	$—	$—	$—	$—	$30.06	22.49%[2]	$5,142	—	—	1.96%	1.90%	(2.00%)	0%[2]
Year Ended August 31, 2009	80.66	(0.25)	(55.87)	(56.12)	—	—	—	—	24.54	(69.58%)	14,559	—	—	2.16%	1.89%	(1.31%)	0%
Year ended August 31, 2008	120.08	1.10	(31.22)	(30.12)	(9.30)	—	—	(9.30)	80.66	(26.31%)	5,653	—	—	2.50%	1.75%	1.24%	723%
Year ended August 31, 2007	106.88	3.60	9.60	13.20	—	—	—	—	120.08	12.33%	3,561	—	—	3.19%	1.75%	2.76%	535%
Year ended August 31, 2006	113.20	2.96	(9.28)	(6.32)	—	—	—	—	106.88	(5.60%)	4,418	—	—	2.07%	1.75%	2.50%	762%
Year ended August 31, 2005	90.90	0.46	21.84	22.30	—	—	—	—	113.20	24.53%	15,573	—	—	1.75%	1.75%	0.43%	407%
Direxion Monthly Small Cap Bear 2X Fund[12]
Six months ended February 28, 2010 (Unaudited)	29.50	(0.21)	(7.62)	(7.83)	—	—	—	—	21.67	(26.54%)[2]	14,801	—	—	1.93%	1.90%	(1.79%)	0%[2]
Year Ended August 31, 2009	102.00	(0.80)	(2.50)	(3.30)	(8.20)	—	(61.00)	(69.20)	29.50	(48.97%)	5,055	—	—	2.20%	1.86%	(1.18%)	0%
Year ended August 31, 2008	116.10	1.70	(11.60)	(9.90)	(4.20)	—	—	(4.20)	102.00	(8.95%)	13,365	—	—	2.27%	1.75%	1.39%	0%
Year ended August 31, 2007	151.20	3.90	(39.00)	(35.10)	—	—	—	—	116.10	(23.21%)	29,669	—	—	2.15%	1.75%	3.25%	0%
Year ended August 31, 2006	198.80	4.10	(37.00)	(32.90)	(7.50)	—	(7.20)	(14.70)	151.20	(17.09%)	16,190	—	—	1.75%	1.88%	2.23%	0%
Year ended August 31, 2005	264.80	1.50	(67.50)	(66.00)	—	—	—	—	198.80	(24.92%)	47,713	—	—	2.16%	1.95%	0.68%	0%
Direxion Monthly 10 Year Note Bull 2X Fund
Six months ended February 28, 2010 (Unaudited)	27.36	(0.17)	(0.44)	(0.61)	—	(0.92)	—	(0.92)	25.83	(2.30%)[2]	22,543	—	—	1.94%	1.90%	(1.31%)	778%[2]
Year Ended August 31, 2009	24.14	0.23	2.99	3.22	—	—	—	—	27.36	13.34%	24,451	—	—	1.73%	1.77%	0.88%	2,327%
Year ended August 31, 2008	20.12	0.40	4.35	4.75	(0.11)	(0.62)	—	(0.73)	24.14	24.07%	28,555	—	—	1.77%	1.75%	1.70%	2,086%
Year ended August 31, 2007	18.73	0.62 [7]	0.77	1.39	—	—	—	—	20.12	7.42%	8,215	8.80%	7.48%	3.07%	1.75%	3.20%[8]	1,083%
Year ended August 31, 2006	20.96	0.62 [7]	(2.39)	(1.77)	(0.33)	—	(0.13)	(0.46)	18.73	(8.52%)	14,776	8.84%	5.84%	4.75%	1.75%	3.53%[8]	889%
March 31, 2005[13] to August 31, 2005	20.00	0.22	0.74	0.96	—	—	—	—	20.96	4.80%[2]	1,212	—	—	8.81%	1.60%	2.80%	1,444%[2]
Direxion Monthly 10 Year Note Bear 2X Fund
Six months ended February 28, 2010 (Unaudited)	10.89	(0.11)[9]	(0.19)	(0.30)	—	—	—	—	10.59	(2.75%)[2]	18,353	2.30%	2.21%	1.99%	1.90%	(2.12%)[10]	0%[2]
Year Ended August 31, 2009	13.82	(0.76)[9]	(2.17)	(2.93)	—	—	—	—	10.89	(21.20%)	15,721	7.23%	7.18%	1.85%	1.80%	(6.78%)[10]	0%
Year ended August 31, 2008	17.57	(0.31)[9]	(3.26)	(3.57)	(0.04)	—	(0.14)	(0.18)	13.82	(20.46%)	37,471	8.02%	7.88%	1.89%	1.75%	(2.09%)[10]	0%
Year ended August 31, 2007	18.87	0.44 [9]	(1.03)	(0.59)	(0.21)	(0.50)	—	(0.71)	17.57	(3.27%)	5,794	11.92%	11.40%	2.27%	1.75%	2.37%[10]	0%
Year ended August 31, 2006	17.02	— [9]	1.85	1.85	—	—	—	—	18.87	10.87%	8,201	10.45%	10.45%	1.75%	1.75%	0.02%[10]	0%
Year ended August 31, 2005	17.96	(0.20)[9]	(0.74)	(0.94)	—	—	—	—	17.02	(5.23%)	35,994	6.94%	7.06%	1.63%	1.75%	(1.13%)[10]	0%

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	Net investment income (loss) before interest on short positions for the year ended August 31, 2007 and the year ended August 31, 2006 was $1.73 and $1.33, respectively.
[8]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2007 and 2006 was 8.93% and 7.63%, respectively.
[9]	Net investment income (loss) before interest on short positions for the six months ended February 28, 2010 and years ended August 31, 2009, August 31, 2008, 2007, 2006 and 2005 were $(0.10), $(0.16), $0.05, $0.59, $2.25, $1.64 and $0.74, respectively.
[10]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the six months ended February 28, 2010 and years ended August 31, 2009, August 31, 2008, 2007, 2006 and 2005 were (1.81)%, (1.40)%, 4.04%, 12.02%, 8.73% and 4.31%, respectively.
[11]	On December 15, 2008, the Direxion Monthly Small Cap Bull 2X Fund had a 2:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 2:1 reverse stock split.
[12]	On February 16, 2010, the Direxion Monthly Small Cap Bear 2X Fund had a 10:1 reverse stock split. Per share data for all periods prior to February 16, 2010 has been adjusted to give effect to 10:1 reverse stock split.
[13]	Commencement of operations.

38  DIREXION SEMI-ANNUAL REPORT

Financial Highlights
February 28, 2010 (Unaudited)

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of	Including Short Interest		Excluding Short Interest		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]

Dynamic HY Bond Fund
Six months ended February 28, 2010 (Unaudited)	$13.53	$(0.12)	$1.29	$1.17	$(0.03)	$—	$—	$(0.03)	$14.67	8.63%[2]	$28,075	—	—	2.03%	1.85%	(1.75%)	0%[2]
Year Ended August 31, 2009	16.38	(0.17)[8]	(1.57)	(1.74)	(1.11)	—	—	(1.11)	13.53	(10.73%)	29,206	1.75%	1.73%	1.75%	1.73%	(1.24%)[9]	889%
Year ended August 31, 2008	18.67	0.32	(1.38)	(1.06)	(1.23)	—	—	(1.23)	16.38	(5.85%)[7]	25,924	—	—	1.74%	1.74%	1.80%	241%
Year ended August 31, 2007	18.16	0.79	0.51	1.30	(0.79)	—	—	(0.79)	18.67	7.24%	76,536	—	—	1.52%	1.52%	4.16%	426%
Year ended August 31, 2006	19.00	0.77	0.23	1.00	(1.84)	—	—	(1.84)	18.16	5.58%	101,987	—	—	1.46%	1.46%	4.18%	805%
Year ended August 31, 2005	20.35	0.84	(1.37)	(0.53)	(0.82)	—	—	(0.82)	19.00	(2.66%)	206,548	—	—	1.39%	1.39%	4.14%	622%
HY Bear Fund
Six months ended February 28, 2010 (Unaudited)	17.88	(0.15)	(1.89)	(2.04)	—	—	—	—	15.84	(11.41%)[2]	23,237	—	—	1.95%	1.90%	(1.80%)	0%[2]
Year Ended August 31, 2009	18.74	(0.22)	(0.41)	(0.63)	(0.16)	(0.07)	—	(0.23)	17.88	(3.48%)	27,431	—	—	2.04%	1.88%	(1.15%)	0%
Year ended August 31, 2008	19.23	0.25 [10]	0.06	0.31	(0.16)	(0.64)	—	(0.80)	18.74	1.63%	28,754	2.37%	2.26%	1.86%	1.75%	1.31%[11]	0%
Year ended August 31, 2007	19.48	0.66 [10]	(0.79)	(0.13)	(0.12)	—	—	(0.12)	19.23	(0.66%)	26,579	3.18%	3.22%	1.68%	1.72%	3.41%[11]	0%
September 30, 2005[14] to August 31, 2006	20.00	0.45 [10]	(0.97)	(0.52)	—	—	—	—	19.48	(2.60%)[2]	9,021	3.72%	2.02%	3.45%	1.75%	2.51%[11]	1,150%[2]
Direxion Monthly Commodity Bull 2X Fund[12]
Six months ended February 28, 2010 (Unaudited)	36.85	(0.42)	12.11	11.69	—	—	—	—	48.54	31.72%[2]	23,660	—	—	1.92%	1.90%	(1.81%)	0%[2]
Year Ended August 31, 2009	90.21	(0.32)	(53.04)	(53.36)	—	—	—	—	36.85	(59.15%)	20,152	—	—	1.96%	1.88%	(1.07%)	30%
Year ended August 31, 2008	96.06	0.39	10.68	11.07	(16.44)	(0.48)	—	(16.92)	90.21	10.93%	43,081	—	—	1.78%	1.75%	0.35%	168%
Year ended August 31, 2007	61.44	1.38	33.24	34.62	—	—	—	—	96.06	56.35%	40,736	—	—	2.06%	1.75%	1.56%	612%
Year ended August 31, 2006	75.09	1.29	(8.28)	(6.99)	—	(6.66)	—	(6.66)	61.44	(9.35%)	1,563	—	—	2.59%	1.75%	1.80%	8,528%
February 17, 2005[14] to August 31, 2005	60.00	0.48	14.61	15.09	—	—	—	—	75.09	25.15%[2]	35,090	—	—	2.00%	1.75%	1.37%	0%[2]
Direxion Monthly Emerging Markets Bull 2X Fund[13]
Six months ended February 28, 2010 (Unaudited)	45.45	(0.54)	9.00	8.46	—	—	—	—	53.91	18.61%[2]	23,700	—	—	1.92%	1.90%	(1.85%)	130%[2]
Year Ended August 31, 2009	106.45	(0.44)	(60.42)	(60.86)	—	—	(0.14)	(0.14)	45.45	(57.08%)	24,028	—	—	1.89%	1.89%	(1.34%)	1,643%
Year ended August 31, 2008	194.45	1.45	(38.75)	(37.30)	(1.80)	(22.15)	(26.75)	(50.70)	106.45	(27.82%)	22,290	—	—	1.75%	1.75%	0.85%	2,796%
Year ended August 31, 2007	125.10	1.55	82.05	83.60	(2.40)	(11.85)	—	(14.25)	194.45	69.47%	44,241	—	—	2.02%	1.75%	0.93%	2,617%
November 1, 2005[14] to August 31, 2006	100.00	1.00	25.95	26.95	(1.85)	—	—	(1.85)	125.10	27.06%[2]	19,889	—	—	1.55%	1.55%	0.92%	954%[2]

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	The Adviser made a contribution due to trading error. If the contribution had not been made, the total return would have been lower by 0.41%.
[8]	Net investment income (loss) before interest on short positions for the year ended August 31, 2009 was $(0.17).
[9]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2009 was (1.24)%.
[10]	Net investment income (loss) before interest on short positions for the years ended August 31, 2008, 2007 and 2006 were $0.35, $0.94 and $0.41, respectively.
[11]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the years ended August 31, 2008, 2007 and 2006 were 1.83%, 4.96% and 2.25%, respectively.
[12]	On December 15, 2008, the Direxion Monthly Commodity Bull 2X Fund had a 3:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 3:1 reverse stock split.
[13]	On December 15, 2008, the Direxion Monthly Emerging Markets Bull 2X Fund had a 5:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 5:1 reverse stock split.
[14]	Commencement of operations.

DIREXION SEMI-ANNUAL REPORT  39

Financial Highlights
February 28, 2010 (Unaudited)

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of	Including Short Interest		Excluding Short Interest		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]

Direxion Monthly Emerging Markets Bear 2X Fund[7]
Six months ended February 28, 2010 (Unaudited)	$24.30	$(0.15)	$(5.89)	$(6.04)	$(1.70)	$—	$—	$(1.70)	$16.56	(24.71%)[2]	$10,163	—	—	3.09%	1.90%	(1.82%)	0%[2]
Year Ended August 31, 2009	264.30	(0.80)	(157.50)	(158.30)	—	—	(81.70)	(81.70)	24.30	(83.00%)	1,586	—	—	3.43%	1.84%	(1.32%)	5,062%
Year ended August 31, 2008	286.00	0.90	(22.60)	(21.70)	—	—	—	—	264.30	(7.59%)	9,170	—	—	2.04%	1.75%	1.66%	0%
Year ended August 31, 2007	605.00	13.50	(320.00)	(306.50)	(12.50)	—	—	(12.50)	286.00	(51.25%)	22,589	—	—	2.59%	1.75%	3.49%	0%
November 4, 2005[13] to August 31, 2006	1,000.00	17.00	(412.00)	(395.00)	—	—	—	—	605.00	(39.50%)[2]	2,726	—	—	2.72%	1.71%	2.87%	0%[2]
Direxion Monthly Developed Markets Bull 2X Fund[8]
Six months ended February 28, 2010 (Unaudited)	35.58	(0.35)	(0.02)	(0.37)	—	—	—	—	35.21	(1.04%)[2]	4,227	—	—	1.97%	1.90%	(1.82%)	0%[2]
Year Ended August 31, 2009	73.85	(0.36)	(35.52)	(35.88)	—	—	(2.39)	(2.39)	35.58	(47.42%)	3,164	—	—	2.60%	1.87%	(1.38%)	1,300%
Year ended August 31, 2008	131.55	0.55	(39.50)	(38.95)	(11.80)	(1.50)	(5.45)	(18.75)	73.85	(34.75%)	2,704	—	—	2.32%	1.75%	0.51%	1,078%
Year ended August 31, 2007	111.65	3.05	26.15	29.20	(7.70)	(1.60)	—	(9.30)	131.55	26.61%	10,486	—	—	2.03%	1.75%	2.35%	496%
January 25, 2006[13] to August 31, 2006	100.00	(0.35)	12.00	11.65	—	—	—	—	111.65	11.65%[2]	18,695	—	—	3.87%	1.70%	(0.51%)	251%[2]
Direxion Monthly Developed Markets Bear 2X Fund[9]
Six months ended February 28, 2010 (Unaudited)	36.15	(0.27)	(1.80)	(2.07)	(3.20)	—	—	(3.20)	30.88	(5.29%)[2]	1,613	—	—	5.54%	1.90%	(1.81%)	0%[2]
Year Ended August 31, 2009	77.80	(0.80)	(26.70)	(27.50)	(14.15)	—	—	(14.15)	36.15	(45.82%)	728	—	—	2.77%	1.84%	(1.03%)	0%
Year ended August 31, 2008	59.95	1.00	16.85	17.85	—	—	—	—	77.80	29.77%	11,133	—	—	1.88%	1.75%	1.60%	0%
Year ended August 31, 2007	79.50	2.15	(21.70)	(19.55)	—	—	—	—	59.95	(24.53%)	6,682	—	—	6.12%	1.75%	3.20%	0%
February 6, 2006[13] to August 31, 2006	100.00	1.55	(22.05)	(20.50)	—	—	—	—	79.50	(20.50%)[2]	2,787	—	—	2.83%	1.74%	3.10%	0%[2]
Direxion Monthly China Bull 2X Fund[10]
Six months ended February 28, 2010 (Unaudited)	43.69	(0.46)	0.25	(0.21)	—	—	—	—	43.48	(0.48%)[2]	8,455	—	—	1.96%	1.90%	(1.87%)	0%[2]
Year Ended August 31, 2009	100.92	(0.53)	(56.60)	(57.13)	(0.09)	—	(0.01)	(0.10)	43.69	(56.58%)	14,453	—	—	2.14%	1.90%	(1.54%)	3,606%
December 3, 2007[13] to August 31, 2008	240.00	0.48	(139.56)	(139.08)	—	—	—	—	100.92	(57.95%)[2]	6,295	—	—	2.81%	1.75%	0.46%	2,204%[2]
U.S. Government Money Market Fund
Six months ended February 28, 2010 (Unaudited)	1.00	— [12]	—	— [12]	— [12]	—	—	— [12]	1.00	0.03%[2]	46,828	—	—	1.32%	0.05%	0.05%	0%[2]
Year Ended August 31, 2009	1.00	— [12]	—	— [12]	— [12]	—	—	— [12]	1.00	0.23%	49,355	—	—	1.29%	0.64%	0.24%	0%
Year ended August 31, 2008	1.00	0.02	—	0.02	(0.02)	—	—	(0.02)	1.00	2.23%	91,270	—	—	1.10%	0.99%	1.91%	0%
Year ended August 31, 2007	1.00	0.04	—	0.04	(0.04)	—	—	(0.04)	1.00	4.14%	48,488	—	—	1.21%[11]	1.18%	4.06%	0%
Year ended August 31, 2006	1.00	0.03	—	0.03	(0.03)	—	—	(0.03)	1.00	3.49%	27,309	—	—	1.00%	1.09%	3.37%	0%
Year ended August 31, 2005	1.00	0.02	—	0.02	(0.02)	—	—	(0.02)	1.00	1.54%	18,718	—	—	1.07%	1.00%	1.61%	0%

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	On May 19, 2008, the Direxion Monthly Emerging Markets Bear 2X Fund had a 5:1 reverse stock split. Per share data for all periods prior to May 19, 2008 has been adjusted to give effect to 5:1 reverse stock split. On February 16, 2010, the Direxion Monthly Emerging Markets Bear 2X Fund had a 10:1 reverse stock split. Per share data for all periods prior to February 16, 2010 has been adjusted to give effect to 10:1 reverse stock split.
[8]	On December 15, 2008, the Direxion Monthly Developed Markets Bull 2X Fund had a 5:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 5:1 reverse stock split.
[9]	On February 16, 2010, the Direxion Monthly Developed Markets Bear 2X Fund had a 5:1 reverse stock split. Per share data for all periods prior to February 16, 2010 has been adjusted to give effect to 5:1 reverse stock split.
[10]	On December 15, 2008, the Direxion Monthly China Bull 2X Fund had a 12:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 12:1 reverse stock split.
[11]	The gross expense ratio reported includes additional expenses that were incurred by the Fund and waived under the terms of the Operating Expense Limitation Agreement.
[12]	Amount is less than $0.01 per share.
[13]	Commencement of operations.

40  DIREXION SEMI-ANNUAL REPORT

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2010 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The trust currently has 35 series of which 13 are included in this report: Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 10 Year Note Bear 2X Fund, Direxion Monthly 10 Year Note Bull 2X Fund, Dynamic HY Bond Fund, HY Bear Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Emerging Markets Bear 2X Fund, Direxion Monthly Developed Markets Bull 2X Fund, Direxion Monthly Developed Markets Bear 2X Fund, Direxion Monthly China Bull 2X Fund, and the U.S. Government Money Market Fund (each a “Fund” and collectively, the “Funds”). Each Fund (other than the U.S. Government Money Market Fund) is a non-diversified series of the Trust pursuant to the 1940 Act. The 13 Funds included in this report offer only Investor Class of shares.

The Direxion Monthly Small Cap Bull 2X Fund seeks monthly investment results, before fees and expenses, of 200% of the calendar month performance of the Russell 2000® Index. The Direxion Monthly Small Cap Bear 2X Fund seeks monthly investment results, before fees and expenses, of 200% of the inverse (or opposite) of the calendar month performance of the Russell 2000® Index. The Direxion Monthly 10 Year Note Bull 2X Fund seeks monthly investment results, before fees and expenses, of 200% of the calendar month performance of the NYSE Current 10-Year U.S. Treasury Index. The Direxion Monthly 10 Year Note Bear 2X Fund seeks monthly investment results, before fees and expenses, of 200% of the inverse (or opposite) of the calendar month performance of the NYSE Current 10-Year U.S. Treasury Index. The Dynamic HY Bond Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments. The HY Bear Fund seeks to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments. The Direxion Monthly Commodity Bull 2X Fund seeks monthly investment results, before fees and expenses, of 200% of the calendar month performance of the Morgan Stanley® Commodity Related Equity Index. The Direxion Monthly Emerging Markets Bull 2X Fund seeks monthly investment results, before fees and expenses, of 200% of the calendar month performance of the MSCI Emerging Markets Indexsm. The Direxion Monthly Emerging Markets Bear 2X Fund seeks monthly investment results, before fees and expenses, of 200% of the inverse (or opposite) of the calendar month performance of the MSCI Emerging Markets Indexsm. The Direxion Monthly Developed Markets Bull 2X Fund seeks monthly investment results, before fees and expenses, of 200% of the calendar month performance of the MSCI EAFEsm Index. The Direxion Monthly Developed Markets Bear 2X Fund seeks monthly investment results, before fees and expenses, of 200% of the inverse (or opposite) of the calendar month performance of the MSCI EAFEsm Index. The Direxion Monthly China Bull 2X Fund seeks to provide monthly investment results, before fees and expenses, of 200% of the calendar month performance of the FTSE/Xinhua China 25 Index. The U.S. Government Money Market Fund seeks to provide security of principal, current income and liquidity.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used.

DIREXION SEMI-ANNUAL REPORT  41

Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at February 28, 2010.

c) Swap Contracts – Each Fund, other than the U.S. Government Money Market Fund, may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Funds calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund.)

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund, other than the U.S. Government Money Market Fund, may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

42  DIREXION SEMI-ANNUAL REPORT

The Dynamic HY Bond Fund and HY Bear Fund may enter into credit default swaps. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event a credit event occurs, typically a default by a corporate issuer on its debt obligation. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. The stream of payments is recorded as an unrealized gain or loss and adjusted to include up-front payments paid or received by the Fund recorded as a component of unrealized gain or loss on swaps, and/or interest associated with the agreement until the swap is sold or expires, at which point the cumulative stream of payments is recognized as a component of realized gain or loss. A credit index consists of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset based securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds because entering into credit default swaps on indices is less expensive than buying many credit default swaps. Credit default swaps on indices are benchmarks for protecting investors owning bonds against defaults, and traders use them to speculate on changes in credit quality of bonds.

The maximum potential amount of future payments that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the swap. Notional amount of all credit default swaps outstanding as of February 28, 2010 are disclosed in the footnotes to the Schedule of Investments. These potential amounts would be partially offset by any recovery value of respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

The Dynamic HY Bond Fund has entered into swap agreements with two counterparties: Bank of America and Credit Suisse Capital, LLC in which the fund sold protection on a credit default swap index, the Markit CDX North America High Yield Index (the “CDX”). The HY Bear Fund has entered into swap agreements with three counterparties: Bank of America, Barclays Capital and Credit Suisse Capital, LLC in which the fund bought protection on the CDX. The aggregate value of assets posted by the funds as collateral for these swaps as of February 28, 2010 was $2,660,000 for the Dynamic HY Bond Fund and $2,795,000 for the HY Bear Fund. The CDX is a standardized credit security and is composed of 100 non-investment grade entities (“reference entities”), distributed among three sub-indices: B, BB, and HB. The composition of the CDX and each

DIREXION SEMI-ANNUAL REPORT  43

sub-index is determined by a consortium of 16 member banks. All entities are domiciled in North America. CDX indices roll every 6 months in March and September. The Dynamic HY Bond Fund, by entering into the credit default swap agreements on the CDX, is providing credit protection to the counterparties of the respective credit default swap agreements in exchange for a fixed rate payment received by the Fund from the counterparties. Therefore, there is credit risk to the Fund with respect to the reference entities of the CDX covered by these credit default swap agreements. If a credit event occurs with respect to a reference entity, the Fund will be required to make a payment to the counterparty under the respective credit default swap agreement. A credit event may include a failure to pay interest or principal or bankruptcy by any of the 100 reference entities in the CDX. The HY Bear Fund, by entering into the credit default swap agreements on the CDX, is provided credit protection from the counterparties of the respective credit default swap agreements in exchange for a fixed rate payment paid to the counterparties from the Fund. Therefore, there is no credit risk to the Fund with respect to reference entities of the CDX covered by these credit default swap agreements. The counterparties of the respective credit default swap agreements bear the credit risk. If a credit event occurs with respect to a reference entity, the counterparty will be required to make a payment to the Fund under the respective credit default swap agreement. A credit event may include a failure to pay interest or principal or bankruptcy by any of the 100 reference entities in the CDX.

The Funds have adopted authoritative standards of accounting for and disclosure of credit derivatives, including credit default swap agreements. These disclosure requirements include (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, (iv) the nature of any recourse provisions and assets held as collateral by third parties, and (v) the current status of the payment risk of the credit derivative.

d) Short Positions – The Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 10 Year Note Bear 2X Fund, Dynamic HY Bond Fund, HY Bear Fund, Direxion Monthly Emerging Markets Bear 2X Fund and Direxion Monthly Developed Markets Bear 2X Fund may engage in short sale transactions. The Direxion Monthly Small Cap Bull 2X Fund can only engage in short sales “against the box.” In this instance a security can only be sold short if a long position is held on the same security. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. There were no short positions held by the Funds at February 28, 2010.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid

44  DIREXION SEMI-ANNUAL REPORT

secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in options or options on futures contracts at February 28, 2010.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income. No provision for federal income taxes has been made.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective daily net assets. For additional discussion on expenses refer to Note 6.

k) Distributions to Shareholders – Each Fund, other than the U.S. Government Money Market Fund, generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended February 28, 2010, and the year ended August 31, 2009, were as follows:

	Direxion Monthly		Direxion Monthly		Direxion Monthly
	Small Cap Bull 2X Fund		Small Cap Bear 2X Fund		10 Year Note Bull 2X Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009

Distributions paid from:
Ordinary Income	$—	$—	$—	$251,204	$—	$—
Long-Term Capital Gains	—	—	—	—	771,760	—
Return of Capital	—	—	—	1,871,514	—	—

Total Distributions paid	$—	$—	$—	$2,122,718	$771,760	$—

DIREXION SEMI-ANNUAL REPORT  45

	Direxion Monthly
	10 Year Note Bear 2X Fund		Dynamic HY Bond Fund		HY Bear Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009

Distributions paid from:
Ordinary Income	$—	$—	$271,296	$2,836,324	$—	$256,189
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—

Total Distributions paid	$—	$—	$271,296	$2,836,324	$—	$256,189

	Direxion Monthly		Direxion Monthly		Direxion Monthly
	Commodity Bull 2X Fund		Emerging Markets Bull 2X Fund		Emerging Markets Bear 2X Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009

Distributions paid from:
Ordinary Income	$—	$—	$—	$—	$430,020	$—
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	92,518	—	1,399,408

Total Distributions paid	$—	$—	$—	$92,518	$430,020	$1,399,408

	Direxion Monthly		Direxion Monthly
	Developed Markets Bull		Developed Markets Bear
	2X Fund		2X Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009

Distributions paid from:
Ordinary Income	$—	$—	$100,000	$2,165,581
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	604,373	—	—

Total Distributions paid	$—	$604,373	$100,000	$2,165,581

	Direxion Monthly		U.S. Government
	China Bull 2X Fund		Money Market Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009

Distributions paid from:
Ordinary Income	$—	$17,749	$9,418	$222,692
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	2,254	—	—

Total Distributions paid	$—	$20,003	$9,418	$222,692

The Funds designated as long-term capital gain dividend, purusant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended August 31, 2009.

46  DIREXION SEMI-ANNUAL REPORT

As of August 31, 2009, the components of distributable earnings of the Funds on a tax basis were as follows:

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Small Cap	Small Cap	10 Year Note	10 Year Note	Dynamic
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund	HY Bond Fund

Net unrealized appreciation/ (depreciation)	$—	$—	$549,371	$—	$—

Undistributed ordinary income	—	—	—	—	271,281
Undistributed long-term capital gain	—	—	—	—	—

Total distributable earnings	—	—	—	—	271,281

Other accumulated gain/(loss)	(20,839,699)	(37,249,203)	494,802	(7,311,865)	(8,616,589)

Total accumulated earnings/(loss)	$(20,839,699)	$(37,249,203)	$1,044,173	$(7,311,865)	$(8,345,308)

		Direxion Monthly	Direxion Monthly	Direxion Monthly
		Commodity	Emerging Markets	Emerging Markets
	HY Bear Fund	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund

Net unrealized appreciation/ (depreciation)	$—	$—	$(19,462)	$—

Undistributed ordinary income	—	—	—	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	—	—	—	—

Other accumulated gain/(loss)	(222,433)	(33,904,478)	(30,161,509)	(15,897,789)

Total accumulated earnings/(loss)	$(222,433)	$(33,904,478)	$(30,180,971)	$(15,897,789)

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Developed Markets	Developed Markets	China	U.S. Government
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Money Market Fund

Net unrealized appreciation/(depreciation)	$—	$—	$—	$14,981

Undistributed ordinary income	—	—	—	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	—	—	—	—

Other accumulated gain/(loss)	(6,563,003)	(4,431,324)	(7,167,752)	(2,623)

Total accumulated earnings/(loss)	$(6,563,003)	$(4,431,324)	$(7,167,752)	$12,358

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/ (loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/ (loss) on derivative positions.

The cost basis for investments for federal tax purposes as of February 28, 2010 was as follows:

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Small Cap	Small Cap	10 Year Note	10 Year Note	Dynamic
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund	HY Bond Fund

Tax cost of investments	$4,968,078	$16,014,682	$24,865,785	$18,669,722	$24,376,217
Gross unrealized appreciation	—	—	—	—	—
Gross unrealized depreciation	—	—	—	—	—

Net unrealized appreciation/ (depreciation)	$—	$—	$—	$—	$—

DIREXION SEMI-ANNUAL REPORT  47

		Direxion Monthly	Direxion Monthly	Direxion Monthly
		Commodity	Emerging Markets	Emerging Markets
	HY Bear Fund	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund

Tax cost of investments	$19,593,144	$23,176,323	$21,766,029	$9,496,666
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—

Net unrealized appreciation/ (depreciation)	$—	$—	$—	$—

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Developed Markets	Developed Markets	China	U.S. Government
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Money Market Fund

Tax cost of investments	$4,486,289	$1,535,992	$7,448,404	$43,761,413
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year, August 31, 2009.

At August 31, 2009, the following funds deferred, on a tax basis, post-October losses of:

	Post October	Post October
	Capital Loss Deferred	Currency Loss

Direxion Monthly Small Cap Bull 2X Fund	$—	$—
Direxion Monthly Small Cap Bear 2X Fund	—	—
Direxion Monthly 10 Year Note Bull 2X Fund	—	—
Direxion Monthly 10 Year Note Bear 2X Fund	2,533,679	—
Dynamic HY Bond Fund	3,224,532	—
HY Bear Fund	222,434	—
Direxion Monthly Commodity Bull 2X Fund	12,510,044	—
Direxion Monthly Emerging Markets Bull 2X Fund	4,128,105	—
Direxion Monthly Emerging Markets Bear 2X Fund	974,959	—
Direxion Monthly Developed Markets Bull 2X Fund	215,791	—
Direxion Monthly Developed Markets Bear 2X Fund	2,463,622	—
Direxion Monthly China Bull 2X Fund	789,278	—
U.S. Government Money Market Fund	—	—

48  DIREXION SEMI-ANNUAL REPORT

At August 31, 2009 the following funds had capital loss carryforwards on a tax basis of:

	Expires
	8/31/2010	8/31/2011	8/31/2012	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	Total

Direxion Monthly Small Cap Bull 2X Fund	$1,488,166	$12,679,111	$—	$—	$—	$—	$310,769	$—	$14,478,046
Direxion Monthly Small Cap Bear 2X Fund	—	—	8,346,590	4,667,388	883,969	5,310,686	6,570,886	—	25,779,519
Direxion Monthly 10 Year Note Bull 2X Fund	—	—	—	—	—	—	—	—	—
Direxion Monthly 10 Year Note Bear 2X Fund	—	—	—	—	—	88,219	1,941,340	2,717,991	4,747,550
Dynamic HY Bond Fund	—	—	—	—	805,553	—	—	4,586,504	5,392,057
HY Bear Fund	—	—	—	—	—	—	—	—	—
Direxion Monthly Commodity Bull 2X Fund	—	—	—	—	—	—	—	11,546,296	11,546,296
Direxion Monthly Emerging Markets Bull 2X Fund	—	—	—	—	—	—	—	8,991,887	8,991,887
Direxion Monthly Emerging Markets Bear 2X Fund	—	—	—	—	—	—	10,754,148	—	10,754,148
Direxion Monthly Developed Markets Bull 2X Fund	—	—	—	—	—	—	—	1,861,196	1,861,196
Direxion Monthly Developed Markets Bear 2X Fund	—	—	—	—	—	—	—	—	—
Direxion Monthly China Bull 2X Fund	—	—	—	—	—	—	—	2,021,089	2,021,089
U.S. Government Money Market Fund	1,619	377	—	189	356	82	—	—	2,623

	8/31/2009

Capital Loss Utilized:
Direxion Monthly Small Cap Bull 2X Fund	$973,562
Direxion Monthly Small Cap Bear 2X Fund	7,959,429
Direxion Monthly Emerging Markets Bear 2X Fund	367,670
Direxion Monthly Developed Markets Bear 2X Fund	1,553,708
Capital Loss Expired:
U.S. Government Money Market Fund	$779

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds have adopted authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position take or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2010, open Federal and state income tax years include the tax years ended August 31, 2006, August 31, 2007, August 31, 2008 and August 31, 2009. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

l) Credit Facility – U.S. Bank, N.A. (“U.S. Bank”) had made available to Direxion Monthly 10 Year Note Bull 2X Fund and Dynamic HY Bond Fund, a credit facility pursuant to a Line of Credit Agreement (“Line of Credit”) for meeting redemption requests. The Line of Credit was closed on February 15, 2010. These funds did not utilize this Line of Credit during the period September 1, 2009 through February 15, 2010.

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

DIREXION SEMI-ANNUAL REPORT  49

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	REVERSE STOCK SPLITS

During the six months ended February 28, 2010, shares of the Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bear 2X Fund and the Direxion Monthly Developed Markets Bear 2X Fund were adjusted to reflect a reverse stock split. In addition, during the year ended August 31, 2009, shares of the Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Developed Markets Bull 2X Fund and the Direxion Monthly China Bull 2X Fund were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to reduce the number of shares outstanding while maintaining the Fund’s and each shareholder’s aggregate net asset value. A summary of the reverse stock splits is as follows:

			Net Asset Value	Net Asset Value	Shares Outstanding	Shares Outstanding
	Date	Rate	Before Split	After Split	Before Split	After Split

Direxion Monthly Small Cap Bull 2X Fund	12/15/2008	2:1	$9.23	$18.46	1,004,680	502,340
Direxion Monthly Small Cap Bear 2X Fund	2/16/2010	10:1	2.31	23.10	6,116,881	611,688
Direxion Monthly Commodity Bull 2X Fund	12/15/2008	3:1	7.32	21.96	1,427,175	475,725
Direxion Monthly Emerging Markets Bull 2X Fund	12/15/2008	5:1	5.18	25.90	3,590,040	718,008
Direxion Monthly Emerging Markets Bear 2X Fund	2/16/2010	10:1	1.70	17.00	5,402,318	540,232
Direxion Monthly Developed Markets Bull 2X Fund	12/15/2008	5:1	5.02	25.10	1,842,055	368,411
Direxion Monthly Developed Markets Bear 2X Fund	2/16/2010	5:1	6.39	31.95	303,937	60,787
Direxion Monthly China Bull 2X Fund	12/15/2008	12:1	2.53	30.36	3,028,620	252,385

The reverse stock splits have no impact on the net assets of the funds.

4.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the six months ended February 28, 2010, and the year ended August 31, 2009, were as follows:

	Direxion Monthly		Direxion Monthly
	Small Cap Bull 2X Fund[1]		Small Cap Bear 2X Fund[2]
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009

Shares sold	1,344,069	7,578,267	1,617,718	2,863,766
Shares issued in reinvestment of distributions	—	—	—	18,901
Shares redeemed	(1,766,232)	(7,055,137)	(1,106,085)	(2,842,313)

Total net increase (decrease) from capital share transactions	(422,163)	523,130	511,633	40,354

50  DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly		Direxion Monthly
	10 Year Note Bull 2X Fund		10 Year Note Bear 2X Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009

Shares sold	2,292,394	28,703,442	5,432,066	16,279,973
Shares issued in reinvestment of distributions	29,019	—	—	—
Shares redeemed	(2,342,521)	(28,992,373)	(5,143,485)	(17,547,561)

Total net increase (decrease) from capital share transactions	(21,108)	(288,931)	288,581	(1,267,588)

	Dynamic HY Bond Fund		HY Bear Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009

Shares sold	22,709,895	179,723,478	7,843,793	25,107,416
Shares issued in reinvestment of distributions	16,361	173,559	—	7,969
Shares redeemed	(22,970,746)	(179,321,803)	(7,911,484)	(25,115,027)

Total net increase (decrease) from capital share transactions	(244,490)	575,234	(67,691)	358

	Direxion Monthly
	Commodity Bull 2X Fund[3]
	Six Months Ended
	February 28,	Year Ended
	2010	August 31,
	(Unaudited)	2009

Shares sold	883,380	2,529,403
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(942,803)	(2,460,046)

Total net increase (decrease) from capital share transactions	(59,423)	69,357

	Direxion Monthly		Direxion Monthly
	Emerging Markets		Emerging Markets
	Bull 2X Fund[4]		Bear 2X Fund[5]
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009

Shares sold	1,577,996	11,158,401	2,444,110	4,415,053
Shares issued in reinvestment of distributions	—	3,371	25,149	10,930
Shares redeemed	(1,666,998)	(10,842,550)	(1,920,908)	(4,395,334)

Total net increase (decrease) from capital share transactions	(89,002)	319,222	548,351	30,649

	Direxion Monthly		Direxion Monthly
	Developed Markets		Developed Markets
	Bull 2X Fund[6]		Bear 2X Fund[7]
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009

Shares sold	612,299	4,439,115	334,294	2,857,799
Shares issued in reinvestment of distributions	—	22,293	3,091	24,979
Shares redeemed	(581,154)	(4,409,089)	(305,323)	(3,005,700)

Total net increase (decrease) from capital share transactions	31,145	52,319	32,062	(122,922)

DIREXION SEMI-ANNUAL REPORT  51

	Direxion Monthly		U.S. Government
	China Bull 2X Fund[8]		Money Market Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009

Shares sold	962,689	5,814,182	198,598,446	1,740,264,595
Shares issued in reinvestment of distributions	—	583	6,182	194,397
Shares redeemed	(1,099,038)	(5,546,355)	(201,131,661)	(1,782,374,846)

Total net increase (decrease) from capital share transactions	(136,349)	268,410	(2,527,033)	(41,915,854)

[1]	Capital share transactions prior to December 15, 2008 have been restated to reflect the effect of the 2:1 reverse stock split.

[2]	Capital share transactions prior to February 16, 2010 have been restated to reflect the effect of the 10:1 reverse stock split.

[3]	Capital share transactions prior to December 15, 2008 have been restated to reflect the effect of the 3:1 reverse stock split.

[4]	Capital share transactions prior to December 15, 2008 have been restated to reflect the effect of the 5:1 reverse stock split.

[5]	Capital share transactions prior to February 16, 2010 have been restated to reflect the effect of the 10:1 reverse stock split.

[6]	Capital share transactions prior to December 15, 2008 have been restated to reflect the effect of the 5:1 reverse stock split.

[7]	Capital share transactions prior to February 16, 2010 have been restated to reflect the effect of the 5:1 reverse stock split.

[8]	Capital share transactions prior to December 15, 2008 have been restated to reflect the effect of the 12:1 reverse stock split.

5.	INVESTMENT TRANSACTIONS

During the six months ended February 28, 2010, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Small Cap	Small Cap	10 Year Note	10 Year Note
	Bull 2X	Bear 2X	Bull 2X	Bear 2X
	Fund	Fund	Fund	Fund

Purchases	$—	$—	$—	$—
Sales	—	—	—	—

			Direxion Monthly	Direxion Monthly
	Dynamic	HY	Commodity	Emerging
	HY Bond	Bear	Bull 2X	Markets Bull
	Fund	Fund	Fund	2X Fund

Purchases	$—	$—	$—	$471,571
Sales	—	—	—	1,558,800

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Emerging	Developed	Developed
	Markets Bear	Markets Bull	Markets Bear
	2X Fund	2X Fund	2X Fund

Purchases	$—	$—	$—
Sales	—	—	—

	Direxion Monthly	U.S. Government
	China Bull	Money Market
	2X Fund	Fund

Purchases	$—	$—
Sales	—	—

The following fund had purchases and sales of long-term U.S. Government securities during the six months ended February 28, 2010.

	Purchases	Sales

Direxion Monthly 10 Year Note Bull 2X Fund	$17,363,438	$33,086,876

52  DIREXION SEMI-ANNUAL REPORT

6.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, applied to each Fund’s average daily net assets at the annual rates presented below:

Direxion Monthly Small Cap Bull 2X Fund	0.75%
Direxion Monthly Small Cap Bear 2X Fund	0.75%
Direxion Monthly 10 Year Note Bull 2X Fund	0.75%
Direxion Monthly 10 Year Note Bear 2X Fund	0.75%
Dynamic HY Bond Fund	0.75%
HY Bear Fund	0.75%
Direxion Monthly Commodity Bull 2X Fund	0.75%
Direxion Monthly Emerging Markets Bull 2X Fund	0.75%
Direxion Monthly Emerging Markets Bear 2X Fund	0.75%
Direxion Monthly Developed Markets Bull 2X Fund	0.75%
Direxion Monthly Developed Markets Bear 2X Fund	0.75%
Direxion Monthly China Bull 2X Fund	0.75%
U.S. Government Money Market Fund	0.50%

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds.

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the average net assets of each Fund and the below amount:

Direxion Monthly Small Cap Bull 2X Fund	0.65%
Direxion Monthly Small Cap Bear 2X Fund	0.65%
Direxion Monthly 10 Year Note Bull 2X Fund	0.65%
Direxion Monthly 10 Year Note Bear 2X Fund	0.65%
Dynamic HY Bond Fund	0.60%
HY Bear Fund	0.65%
Direxion Monthly Commodity Bull 2X Fund	0.65%
Direxion Monthly Emerging Markets Bull 2X Fund	0.65%
Direxion Monthly Emerging Markets Bear 2X Fund	0.65%
Direxion Monthly Developed Markets Bull 2X Fund	0.65%
Direxion Monthly Developed Markets Bear 2X Fund	0.65%
Direxion Monthly China Bull 2X Fund	0.65%
U.S. Government Money Market Fund	0.45%

Under the Agreement, the Adviser may continue to waive expenses of the U.S. Government Money Market Fund in order to maintain a positive yield to its investors, which is necessitated by the overall decline of yields of the underlying securities of the U.S. Government Money Market Fund. The Advisor is able to recover these waived expenses for the three previous years if the yield provided to its investors maintains a level of 0.50%. Waived expenses of the U.S. Government Money Market Fund subject to potential recovery:

Expiring in	Amount

2012	$96,666
2013	$214,317

DIREXION SEMI-ANNUAL REPORT  53

Distribution Expenses: Shares of the Funds, except for shares of the Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund, are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. The Dynamic HY Bond Fund and HY Bear Fund are subject to an annual Rule 12b-1 fee of up to 0.40% of the Fund’s average daily net assets. The U.S. Government Money Market Fund is not authorized to pay 12b-1 fees. The Funds, except the U.S. Government Money Market Fund, currently pay a 12b-1 fee of 0.25% of the Fund’s average daily net assets.

Shareholder Servicing Fees: The Board of Trustees has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.25% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

U.S. Bank N.A. and/or its affiliates receive revenue from certain broker-dealers that may receive Rule 12b-1 fees or other payments from mutual funds in which certain Direxion Funds may invest. The Board of Trustees agreed to have 70% of the fees received by U.S. Bank N.A. applied against transfer agent invoices. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly”. For the six months ended February 28, 2010, the amount of expenses reduced by this revenue was as follows:

Total

Direxion Monthly Small Cap Bull 2X Fund	$1,992
Direxion Monthly Small Cap Bear 2X Fund	1,235
Direxion Monthly 10 Year Note Bull 2X Fund	4,180
Direxion Monthly 10 Year Note Bear 2X Fund	8,315
Dynamic HY Bond Fund	59,078
HY Bear Fund	4,817
Direxion Monthly Commodity Bull 2X Fund	2,952
Direxion Monthly Emerging Markets Bull 2X Fund	3,238
Direxion Monthly Emerging Markets Bear 2X Fund	478
Direxion Monthly Developed Markets Bull 2X Fund	1,115
Direxion Monthly Developed Markets Bear 2X Fund	596
Direxion Monthly China Bull 2X Fund	3,338
U.S. Government Money Market Fund	21,672

7.	VALUATION MEASUREMENTS

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities
Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

54  DIREXION SEMI-ANNUAL REPORT

The follow is a summary of the inputs used to value the Funds’ net assets as of February 28, 2010:

	Direxion Monthly Small Cap Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$4,968,078	$—	$—	$4,968,078
Other Financial Instruments*	$—	$53,696	$—	$53,696

	Direxion Monthly Small Cap Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$16,014,682	$—	$—	$16,014,682
Other Financial Instruments*	$—	$(989,950)	$—	$(989,950)

	Direxion Monthly 10 Year Note Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$24,865,785	$—	$—	$24,865,785
Other Financial Instruments*	$—	$386,872	$—	$386,872

	Direxion Monthly 10 Year Note Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$18,669,722	$—	$—	$18,669,722
Other Financial Instruments*	$—	$(333,710)	$—	$(333,710)

	Dynamic HY Bond Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$24,376,217	$—	$—	$24,376,217
Other Financial Instruments*	$(3,701)	$335,754	$—	$332,053

	HY Bear Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$19,593,144	$—	$—	$19,593,144
Other Financial Instruments*	$(85,771)	$(156,759)	$—	$(242,530)

	Direxion Monthly Commodity Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$23,176,323	$—	$—	$23,176,323
Other Financial Instruments*	$—	$(2,613,090)	$—	$(2,613,090)

	Direxion Monthly Emerging Markets Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$21,766,029	$—	$—	$21,766,029
Other Financial Instruments*	$—	$(3,270,119)	$—	$(3,270,119)

	Direxion Monthly Emerging Markets Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$9,496,666	$—	$—	$9,496,666
Other Financial Instruments*	$—	$75,020	$—	$75,020

	Direxion Monthly Developed Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$4,486,289	$—	$—	$4,486,289
Other Financial Instruments*	$—	$(58,261)	$—	$(58,261)

DIREXION SEMI-ANNUAL REPORT  55

	Direxion Monthly Developed Markets Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$1,535,992	$—	$—	$1,535,992
Other Financial Instruments*	$—	$(82,266)	$—	$(82,266)

	Direxion Monthly China Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$7,448,404	$—	$—	$7,448,404
Other Financial Instruments*	$—	$(170,197)	$—	$(170,197)

	U.S. Government Money Market Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$43,761,413	$—	$—	$43,761,413

For further detail on each asset class, see Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

8.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds uses derivative instruments as part of its principal investment strategy to achieve its investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 28, 2010, the Funds were invested in futures contracts, equity swap contracts and credit default swap contracts.

At February 28, 2010, the fair value of derivatives instruments were as follows:

Asset derivatives[1]

		Interest rate risk	Commodities risk	Credit risk	Equity risk	Total

Direxion Monthly Small Cap	Swap contracts	$—	$—	$—	$53,696	$53,696

Bull 2X Fund	Total	$—	$—	$—	$53,696	$53,696

Direxion Monthly 10 Year Note	Swap contracts	$386,872	$—	$—	$—	$386,872

Bull 2X Fund	Total	$—	$—	$—	$—	$386,872

Dynamic HY Bond	Swap contracts	$—	$—	$335,754	$—	$335,754

Fund	Total	$—	$—	$335,754	$—	$335,754

Direxion Monthly Emerging	Swap contracts	$—	$—	$—	$75,020	$75,020

Markets Bear 2X Fund	Total	$—	$—	$—	$75,020	$75,020

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps and variation margin receivable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

56  DIREXION SEMI-ANNUAL REPORT

Liability derivatives[1]

		Interest rate risk	Commodities risk	Credit risk	Equity risk	Total

Direxion Monthly Small Cap	Swap contracts	$—	$—	$—	$989,950	$989,950

Bear 2X Fund	Total	$—	$—	$—	$989,950	$989,950

Direxion Monthly 10 Year Note	Swap contracts	$333,710	$—	$—	$—	$333,710

Bear 2X Fund	Total	$—	$—	$—	$—	$333,710

Dynamic HY Bond	Futures contracts*	$—	$—	$—	$3,701	$3,701

Fund	Total	$—	$—	$—	$3,701	$3,701

HY Bear Fund	Futures contracts*	$—	$—	$—	$85,771	$85,771
	Swap contracts	—	—	156,759	—	156,759

	Total	$—	$—	$156,759	$85,771	$242,530

Direxion Monthly Commodity	Swap contracts	$—	$2,613,090	$—	$—	$2,613,090

Bull 2X Fund	Total	$—	$2,613,090	$—	$—	$2,613,090

Direxion Monthly Emerging	Swap contracts	$—	$—	$—	$3,270,119	$3,270,119

Markets Bull 2X Fund	Total	$—	$—	$—	$3,270,119	$3,270,119

Direxion Monthly Developed	Swap contracts	$—	$—	$—	$58,261	$58,261

Markets Bull 2X Fund	Total	$—	$—	$—	$58,261	$58,261

Direxion Monthly Developed	Swap contracts	$—	$—	$—	$82,266	$82,266

Markets Bear 2X Fund	Total	$—	$—	$—	$82,266	$82,266

Direxion Monthly China	Swap contracts	$—	$—	$—	$170,197	$170,197

Bull 2X Fund	Total	$—	$—	$—	$170,197	$170,197

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on swaps and variation margin payable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the six months ended February 28, 2010, were as follows:

		Interest rate risk	Commodities risk	Credit risk	Equity risk	Total

Direxion Monthly Small Cap	Realized gain (loss)[1]
Bull 2X Fund	Swap contracts	$—	$—	$—	$94,501	$94,501

	Total realized gain (loss)	$—	$—	$—	$94,501	$94,501

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$385,654	$385,654

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$385,654	$385,654

Direxion Monthly Small Cap	Realized gain (loss)[1]
Bear 2X Fund	Swap contracts	$—	$—	$—	$(2,230,946)	$(2,230,946)

	Total realized gain (loss)	$—	$—	$—	$(2,230,946)	$(2,230,946)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$(989,950)	$(989,950)

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$(989,950)	$(989,950)

Direxion Monthly 10 Year Note	Realized gain (loss)[1]
Bull 2X Fund	Futures contracts	$193,340	$—	$—	$—	$193,340
	Swap contracts	(530,480)	—	—	—	(530,480)

	Total realized gain (loss)	$(337,140)	$—	$—	$—	$(337,140)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$(87,800)	$—	$—	$—	$(87,800)
	Swap contracts	(107,930)	—	—	—	(107,930)

	Total change in unrealized appreciation (depreciation)	$(195,730)	$—	$—	$—	$(195,730)

DIREXION SEMI-ANNUAL REPORT  57

		Interest rate risk	Commodities risk	Credit risk	Equity risk	Total

Direxion Monthly 10 Year Note	Realized gain (loss)[1]
Bear 2X Fund	Futures contracts	$(130,914)	$—	$—	$—	$(130,914)
	Swap contracts	(10,023)	—	—	—	(10,023)

	Total realized gain (loss)	$(140,937)	$—	$—	$—	$(140,937)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$55,336	$—	$—	$—	$55,336
	Swap contracts	(212,449)	—	—	—	(212,449)

	Total change in unrealized appreciation (depreciation)	$(157,113)	$—	$—	$—	$(157,113)

Dynamic HY Bond	Realized gain (loss)[1]
Fund	Futures contracts	$—	$—	$—	$152,765	$152,765
	Swap contracts	—	—	7,173,247	—	7,173,247

	Total realized gain (loss)	$—	$—	$7,173,247	$152,765	$7,326,012

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$—	$—	$(57,859)	$(57,859)
	Swap contracts	—	—	(389,081)	—	(389,081)

	Total change in unrealized appreciation (depreciation)	$—	$—	$(389,081)	$(57,859)	$(446,940)

HY Bear Fund	Realized gain (loss)[1]
	Futures contracts	$—	$—	$—	$(406,208)	$(406,208)
	Swap contracts	—	—	(2,622,450)	—	(2,622,450)

	Total realized gain (loss)	$—	$—	$(2,622,450)	$(406,208)	$(3,028,658)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$—	$—	$(65,179)	$(65,179)
	Swap contracts	—	—	(8,982)	—	(8,982)

	Total change in unrealized appreciation (depreciation)	$—	$—	$(8,982)	$(65,179)	$(74,161)

Direxion Monthly Commodity	Realized gain (loss)[1]
Bull 2X Fund	Swap contracts	$—	$6,187,893	$—	$—	$6,187,893

	Total realized gain (loss)	$—	$6,187,893	$—	$—	$6,187,893

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$(2,099,702)	$—	$—	$(2,099,702)

	Total change in unrealized appreciation (depreciation)	$—	$(2,099,702)	$—	$—	$(2,099,702)

Direxion Monthly Emerging Markets	Realized gain (loss)[1]
Bull 2X Fund	Swap contracts	$—	$—	$—	$3,617,827	$3,617,827

	Total realized gain (loss)	$—	$—	$—	$3,617,827	$3,617,827

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$(2,832,911)	$(2,832,911)

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$(2,832,911)	$(2,832,911)

Direxion Monthly Emerging Markets	Realized gain (loss)[1]
Bear 2X Fund	Swap contracts	$—	$—	$—	$(678,106)	$(678,106)

	Total realized gain (loss)	$—	$—	$—	$(678,106)	$(678,106)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$(749)	$(749)

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$(749)	$(749)

Direxion Monthly Developed	Realized gain (loss)[1]
Markets Bull 2X Fund	Swap contracts	$—	$—	$—	$(128,110)	$(128,110)

	Total realized gain (loss)	$—	$—	$—	$(128,110)	$(128,110)

58  DIREXION SEMI-ANNUAL REPORT

		Interest rate risk	Commodities risk	Credit risk	Equity risk	Total

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$(79,427)	$(79,427)

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$(79,427)	$(79,427)

Direxion Monthly Developed	Realized gain (loss)[1]
Markets Bear 2X Fund	Swap contracts	$—	$—	$—	$20,294	$20,294

	Total realized gain (loss)	$—	$—	$—	$20,294	$20,294

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$(90,821)	$(90,821)

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$(90,821)	$(90,821)

Direxion Monthly China	Realized gain (loss)[1]
Bull 2X Fund	Swap contracts	$—	$—	$—	$(1,366,030)	$(1,366,030)

	Total realized gain (loss)	$—	$—	$—	$(1,366,030)	$(1,366,030)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$1,157,317	$1,157,317

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$1,157,317	$1,157,317

[1]	Statement of Operations location: Net realized gain (loss) on futures and swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures and swaps.

For the six months ended February 28, 2010, the volume of the derivatives held by the Funds were as follows:

	Quarterly average gross notional amounts
					Credit Default	Credit Default
	Long Futures	Short Futures	Long Equity	Short Equity	Swap Contracts	Swap Contracts
	Contracts	Contracts	Swaps Contracts	Swaps Contracts	Sell Protection	Buy Protection

Direxion Monthly Small Cap Bull 2X Fund	$—	$—	$19,030,182	$—	$—	$—
Direxion Monthly Small Cap Bear 2X Fund	—	—	—	20,552,408	—	—
Direxion Monthly 10 Year Note Bull 2X Fund	5,050,213	—	44,286,750	—	—	—
Direxion Monthly 10 Year Note Bear 2X Fund	—	3,107,388	—	28,487,248	—	—
Dynamic HY Bond Fund	7,206,178	—	—	—	46,176,000	—
HY Bear Fund	—	2,439,815	—	—	—	16,515,000
Direxion Monthly Commodity Bull 2X Fund	—	—	47,745,141	—	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	—	—	55,804,246	—	—	—
Direxion Monthly Emerging Markets Bear 2X Fund	—	—	—	11,308,972	—	—
Direxion Monthly Developed Markets Bull 2X Fund	—	—	8,484,842	—	—	—
Direxion Monthly Developed Markets Bear 2X Fund	—	—	—	2,200,564	—	—
Direxion Monthly China Bull 2X Fund	—	—	24,857,708	—	—	—
U.S. Government Money Market Fund	—	—	—	—	—	—

DIREXION SEMI-ANNUAL REPORT  59

9.	NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued an update to improve disclosure about fair value measurements. This update required certain disclosures which are effective for interim and annual reporting periods beginning after December 15, 2009 and other disclosures which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

10.	SUBSEQUENT EVENT

The Funds have adopted authoritative standards for accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.

60  DIREXION SEMI-ANNUAL REPORT

Additional Information
(Unaudited)

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT  61

THIS PAGE INTENTIONALLY LEFT BLANK

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the semi-annual report.

DIREXION SEMI-ANNUAL REPORT  PN-1

SEMI-ANNUAL REPORT FEBRUARY 28, 2010

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing
Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Evolution Managed Bond Fund
Evolution All-Cap Equity Fund
Evolution Market Leaders Fund
Evolution Alternative Investment Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Evolution Funds covers the period from September 1, 2009 to February 28, 2010 (the “Semi-Annual Period”). This Report covers the Evolution Managed Bond Fund (“Managed Bond Fund”), Evolution All-Cap Equity Fund (“All-Cap Equity Fund”), the Evolution Market Leaders Fund (“Market Leaders Fund”) and the Evolution Alternative Investment Fund (“Alternative Investment Fund”). Flexible Plan Investments, Ltd. serves as the sub-advisor to the Evolution Funds. During the Semi-Annual Period, the DJ Industrial Average Index returned 10.21%, the S&P 500 Index returned 9.32% and the NASDAQ-100 Index returned 12.27%.

At the beginning of the period, the markets had recovered much of their earlier losses of the year and volatility had returned to more customary levels. Despite the market gains from historical lows, the economy remains fragile. A global economic recovery is slowly taking hold, despite Greece’s tribulations. Monetary and fiscal stimulus measures in all major countries have kicked off positive growth at varying speeds, aided by a turnaround in the inventory cycle.

The Managed Bond Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Managed Bond Fund returned 1.85% on a total return basis during the Semi-Annual Period, compared to 3.19% for the Barclay Capital Aggregate Bond Index.

The All-Cap Equity Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The All-Cap Equity Fund returned -6.41% on a total return basis during the Semi-Annual Period, compared to 9.32% for the S&P 500 Index.

The Market Leaders Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Market Leaders Fund returned 4.85% on a total return basis during the Semi-Annual Period, compared to 10.33% for the Russell 2000 Index.

The Alternative Investment Fund seeks high total return on an annual basis consistent with a high tolerance for risk. The Alternative Investment Fund returned 0.13% on a total return basis during the Semi-Annual Period, compared to 9.32% for the S&P Index and 3.19% for the Barclays Capital Aggregate Bond Index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Jerry Wagner
Direxion Funds	Flexible Plan Investments, Ltd.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Managed Bond Fund, All-Cap Equity Fund, Market Leaders Fund and the Alternative Investment Fund is 2.15%, 1.96%, 2.25% and 2.60% respectively, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 30, 2010

*	The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual operating expense ratio would be 1.90% for the Managed Bond Fund, All-Cap Equity Fund, Market Leaders Fund and the Alternative Investment Fund.

Expense Example
February 28, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2009 — February 28, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT  3

Expense Example Table
February 28, 2010 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	September 1, 2009	February 28, 2010	Period[2]

Evolution Managed Bond Fund
Based on actual fund return	1.90%	$1,000.00	$1,018.50	$9.51
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Evolution All-Cap Equity Fund
Based on actual fund return	1.90%	1,000.00	935.90	9.12
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Evolution Market Leaders Fund
Based on actual fund return	1.90%	1,000.00	1,048.50	9.65
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Evolution Alternative Investment Fund
Based on actual fund return	1.90%	1,000.00	1,001.30	9.43
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

4  DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings
February 28, 2010 (Unaudited)

				Investment
	Cash*	Common Stock		Companies	Futures		Total

Evolution Managed Bond Fund	3%	—		97%	—		100%
Evolution All-Cap Equity Fund	10%	89%		1%	0	%**	100%
Evolution Market Leaders Fund	2%	0	%**	98%	—		100%
Evolution Alternative Investment Fund	20%	—		80%	—		100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT  5

Evolution Managed Bond Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 97.2%
12,001	AllianceBernstein Global High Income Fund	$162,374
16,942	BlackRock Credit Allocation Income Trust II	173,825
16,041	BlackRock Corporate High Yield Fund VI	171,157
10,581	BlackRock Floating Rate Income Strategies Fund	165,487
11,378	Evergreen Multi-Sector Income Fund	163,729
22,513	iShares Barclays 1-3 Year Credit Bond Fund	2,355,310
23,661	iShares Barclays 1-3 Year Treasury Bond Fund	1,979,716
17,737	iShares Barclays 3-7 Year Treasury Bond Fund	1,991,156
52,461	iShares Barclays 7-10 Year Treasury Bond Fund	4,757,950
54,486	iShares Barclays Aggregate Bond Fund	5,695,422
24,067	iShares Barclays MBS Bond Fund	2,582,870
3,409	iShares Barclays TIPS Bond Fund	354,229
34,797	iShares iBoxx $ High Yield Corporate Bond Fund	3,033,254
28,741	iShares iBoxx $ Investment Grade Corporate Bond Fund	3,033,038
40,517	iShares S&P National Municipal Bond Fund	4,201,208
23,057	MFS Charter Income Trust	210,510
26,263	MFS Government Markets Income Trust	203,013
24,274	MFS Intermediate Income Trust	166,277
27,575	Putnam Premier Income Trust	172,620
27,093	SPDR Barclays Capital International Treasury Bond Fund	1,521,543
7,701	SPDR Barclays Capital 1-3 Month T-Bill ETF	353,168
11,329	Templeton Emerging Markets Income Fund	159,399
154,671	Vanguard Total Bond Market ETF	12,311,812
9,259	Western Asset Emerging Markets Debt Fund	162,495
16,695	Western Asset High Income Fund II	156,599
14,032	Western Asset/Claymore - Linked Opportunities & Income Fund	167,682

	TOTAL INVESTMENT COMPANIES (Cost $43,881,109)	$46,405,843

SHORT TERM INVESTMENTS - 3.0%
MONEY MARKET FUNDS - 3.0%
289,719	Fidelity Institutional Government Portfolio, 0.03%(a)	$289,719
289,719	Fidelity Institutional Money Market Portfolio, 0.18%(a)	289,719
289,719	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	289,719
289,719	Goldman Sachs Financial Square Government Fund, 0.00%(a)	289,719
289,719	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	289,719

	TOTAL SHORT TERM INVESTMENTS (Cost $1,448,595)	$1,448,595

	TOTAL INVESTMENTS (Cost $45,329,704) - 100.2%	$47,854,438
	Other Assets in Excess of Liabilities - (0.2)%	(100,078)

	TOTAL NET ASSETS - 100.0%	$47,754,360

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at February 28, 2010.

The accompanying notes are an integral part of these financial statements.
6  DIREXION SEMI-ANNUAL REPORT

Evolution All-Cap Equity Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 89.2%
Administrative and Support Services - 0.7%
668	Ctrip.com International, Ltd.(a)	$25,538
10,241	Websense, Inc.(a)	219,772

		245,310

Air Transportation - 0.1%
2,241	Lan Airlines S.A. (Chile)	39,867

Ambulatory Health Care Services - 0.6%
3,755	Amedisys, Inc.(a)	216,476

Apparel Manufacturing - 0.7%
7,710	Carter’s, Inc.(a)	220,968
657	UniFirst Corporation	34,532

		255,500

Beverage and Tobacco Product Manufacturing - 1.7%
14,321	Altria Group, Inc.	288,138
706	British American Tobacco (United Kingdom.)	47,937
5,481	Reynolds American, Inc.	289,397

		625,472

Broadcasting (except Internet) - 2.2%
20,513	Liberty Global, Inc.(a)	551,389
43,703	Sinclair Broadcast Group, Inc.(a)	219,389

		770,778

Chemical Manufacturing - 8.7%
620	Amgen, Inc.(a)	35,098
1,471	Bare Escentuals, Inc.(a)	26,743
11,825	Bristol-Myers Squibb Co.	289,831
3,553	CF Industries Holdings, Inc.	377,471
4,722	Clorox Corporation	289,506
859	Dendreon Corporation(a)	26,827
1,940	Huntsman Corporation	26,636
6,332	Lubrizol Corporation	500,291
7,853	Merck & Co., Inc.	289,619
440	Novartis AG (Switzerland)	24,341
546	Novo Nordisk A/S (Denmark)	38,832
4,421	Perrigo Co.	219,149
16,414	Pfizer, Inc.	288,066
27,403	PolyOne Corp.(a)	217,854
4,724	PPG Industries, Inc.	290,715
607	Shire plc (United Kingdom)(a)	39,164
1,226	Teva Pharmaceutical Industries Ltd. (Israel)	73,572

		3,053,715

Clothing and Clothing Accessories Stores - 0.1%
2,445	The Talbots, Inc.(a)	26,504

Computer and Electronic Product Manufacturing - 10.7%
10,947	CSG Systems International, Inc.(a)	220,254
21,466	Fairchild Semiconductor International Inc.(a)	221,529
1,099	Garmin Ltd.	35,113
685	Hewlett-Packard Company	34,791
15,259	Illumina, Inc.(a)	554,207
1,307	Koninklijke Philips Electronics NV (Netherlands)	38,295
1,465	K-Tron International, Inc.(a)	218,959
1,213	L-3 Communications Holdings, Inc.	110,892
2,500	LG Display Co., Ltd. (South Korea)(a)	37,600
34,459	Mercury Computer Systems, Inc.(a)	421,089
34,100	Methode Electronics Inc.	424,204
1,322	Mindray Medical International Ltd. (China)	50,448
1,817	Nokia Corp. (Finland)	24,475
1,815	Northrop Grumman Corp.	111,187
2,582	Raytheon Co.	145,212
1,230	SanDisk Corp.(a)	35,830
1,350	Seagate Technology(a)	26,879
6,149	Sirona Dental Systems Inc.(a)	220,688
3,682	Solarfun Power Holdings Co., Ltd.(a)	24,301
701	Sony Corp. (Japan)(a)	23,911
3,923	Telefonaktiebolaget LM Ericsson (Sweden)	39,269
786	Veeco Instruments Inc.(a)	26,803
21,466	Vishay Intertechnology, Inc.(a)	220,026
12,966	Western Digital Corp.(a)	500,877

		3,766,839

Construction of Buildings - 1.2%
32,887	M/I Homes, Inc.(a)	422,598

Credit Intermediation and Related Activities - 3.8%
1,215	AmeriCredit Corp.(a)	27,034
382	Banco Santander-Chile (Chile)	24,475
737	CIT Group Inc.(a)	26,849
9,821	Fifth Street Finance Corp.	111,272
2,184	Fifth Third Bancorp	26,667
8,800	IberiaBank Corp.	502,568
28,352	Net 1 Ueps Technologies Inc.(a)	500,413
7,200	New York Community Bancorp Inc.	111,528

		1,330,806

Data Processing, Hosting and Related Services - 0.1%
726	Fiserv, Inc.(a)	35,015

Educational Services - 1.4%
4,606	ITT Educational Services, Inc.(a)	502,238

Electrical Equipment, Appliance, and Component Manufacturing - 0.2%
1,439	Helen of Troy Limited(a)	34,781
738	Hubbell Inc.	34,575

		69,356

Fabricated Metal Product Manufacturing - 0.1%
657	Ball Corp.	35,504

Food Manufacturing - 7.1%
5,620	American Italian Pasta Co.(a)	218,056
926	Cadbury plc (United Kingdom)	47,846
1,048	Campbell Soup Company	34,930
16,378	ConAgra Foods, Inc.(a)	400,606
486	General Mills, Inc.	34,997
6,330	H.J. Heinz Co.	290,547
7,290	Hershey Co.	289,850
10,201	Kraft Foods, Inc. - Class A	290,014
2,530	Lancaster Colony Corp.	145,576
980	Nestle SA (Switzerland)	48,826
38,413	Penford Corporation(a)	427,921
21,380	Sara Lee Corp.	289,913

		2,519,082

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  7

Evolution All-Cap Equity Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

Food Services and Drinking Places - 2.4%
12,077	Brinker International Inc.	$218,714
792	Cracker Barrel Old Country Store, Inc.	34,595
2,737	Darden Restaurants, Inc.	110,985
7,465	DineEquity, Inc.(a)	219,023
4,507	McDonald’s Corp.	287,772

		871,089

Furniture and Related Product Manufacturing - 1.2%
34,127	La-Z-Boy Incorporated(a)	430,341

General Merchandise Stores - 2.1%
7,913	Sears Holdings Corp.(a)	757,037

Insurance Carriers and Related Activities - 8.2%
28,627	Amerisafe, Inc.(a)	492,671
17,731	Aspen Insurance Holdings Ltd.	501,078
10,818	Cincinnati Financial Corp.	291,004
28,077	Fidelity National Financial, Inc.	400,097
1,690	Genworth Financial, Inc.(a)	26,939
27,497	Protective Life Corp.	504,845
10,560	Reinsurance Group of America Inc.	501,917
1,039	UnitedHealth Group Inc.	35,181
5,328	Unum Group	110,876
567	WellPoint, Inc.(a)	35,080

		2,899,688

Leather and Allied Product Manufacturing - 0.1%
3,923	Crocs, Inc.(a)	27,657

Machinery Manufacturing - 0.7%
585	SPX Corp.	34,802
1,089	Trina Solar Ltd.(a)	23,958

		58,760

Management of Companies and Enterprises - 0.1%
956	AGL Resources Inc.	34,731

Merchant Wholesalers, Durable Goods - 0.1%
2,733	American Axle & Manufacturing Holdings, Inc.(a)	26,811

Merchant Wholesalers, Nondurable Goods - 0.8%
10,014	Sysco Corp.	289,405

Mining (except Oil and Gas) - 1.2%
25,585	Patriot Coal Corp.(a)	426,246

Miscellaneous Manufacturing - 3.1%
3,642	Estee Lauder Companies, Inc.	218,993
1,587	Intuitive Surgical, Inc.(a)	550,911
13,204	Mattel, Inc.	290,356
802	Medtronic, Inc.	34,807

		1,095,067

Miscellaneous Store Retailers - 0.2%
1,312	Ashland Inc.	61,769

Motor Vehicle and Parts Dealers - 1.2%
39,927	MarineMax, Inc.(a)	422,428

Nonmettalic Mineral Product Manufacturing - 1.4%
35,176	Apogee Enterprises, Inc.	502,665

Nonstore Retailers - 3.2%
4,653	Amazon.com Inc.(a)	550,915
24,680	IAC/InterActiveCorp.(a)	552,585
743	Suburban Propane Partners, L.P.	35,352

		1,138,852

Oil and Gas Extraction - 0.3%
1,650	Brigham Exploration Company(a)	27,093
245	CNOOC Limited (China)	38,536
1,943	Rex Energy Corporation(a)	26,891

		92,520

Other Information Services - 3.3%
145	Baidu, Inc.(a)	75,209
24,903	Expedia, Inc.	553,843
1,043	Google, Inc.(a)	549,452

		1,178,504

Paper Manufacturing - 1.8%
19,672	Buckeye Technologies Inc.(a)	217,376
8,883	Clearwater Paper Corp.(a)	428,694

		646,070

Primary Metal Manufacturing - 1.3%
773	Companhia Siderurgica Nacional (Brazil)	25,269
26,184	Quanex Building Products Corp.	407,947
846	Tenaris S.A. (Luxembourg)	35,050

		468,266

Printing and Related Support Activities - 0.6%
4,866	Consolidated Graphics, Inc.(a)	216,732

Professional, Scientific, and Technical Services - 4.4%
8,074	Cephalon, Inc.(a)	554,442
15,007	NetScout Systems Inc.(a)	218,952
19,868	Perficient, Inc.(a)	220,535
2,456	priceline.com Inc.(a)	556,923

		1,550,852

Publishing Industries (except Internet) - 1.9%
14,462	Gannett Co., Inc.	219,099
1,173	Scholastic Corp.	34,486
39,264	The New York Times Co.(a)	429,548

		683,133

Real Estate - 0.6%
20,833	Avis Budget Group(a)	219,163

Rental and Leasing Services - 0.6%
9,818	Rent-A-Center Inc.(a)	218,352

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities - 1.4%
31,192	Knight Capital Group, Inc.(a)	503,439

Support Activities for Mining - 3.1%
45,237	Basic Energy Services, Inc.(a)	427,490
21,743	Key Energy Services Inc.(a)	220,474
23,984	Superior Well Services, Inc.(a)	429,074

		1,077,038

Telecommunications - 2.0%
8,461	CenturyTel, Inc.	289,958
487	China Mobile Ltd. (China)	24,072
1,951	KT Corp. (South Korea)	37,420

The accompanying notes are an integral part of these financial statements.
8  DIREXION SEMI-ANNUAL REPORT

Evolution All-Cap Equity Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares			Value

Telecommunications (continued	)
1,119		TELUS Corp. (Canada)	$35,137
1,427		TIM Participacoes S.A. (Brazil)	40,512
6,277		Time Warner Inc.	293,073

			720,172

Transportation Equipment Manufacturing - 1.8%
2,336		ArvinMeritor Inc.(a)	27,238
2,402		Dana Holding Corp.(a)	27,311
1,739		Empresa Brasileira de Aeronáutica S.A. (Brazil)	38,188
2,279		Ford Motor Company(a)	26,755
484		General Dynamics Corp.	35,114
702		Oshkosh Corp.(a)	26,760
1,328		Tenneco Inc.(a)	26,772
37,041		Winnebago Industries, Inc.(a)	432,639

			640,777

Utilities - 0.7%
782		CPFL Energia S.A. (Brazil)	48,836
794		DTE Energy Company	34,475
1,794		Enersis S.A. (Chile)	38,768
3,355		IdaCorp, Inc.	110,816

			232,895

		TOTAL COMMON STOCKS (Cost $31,063,960)	$31,405,519

INVESTMENT COMPANIES - 0.8%
7,367		WisdomTree Emerging Markets Small Cap Dividend Fund	$304,699

		TOTAL INVESTMENT COMPANIES (Cost $298,421)	$304,699

Shares			Value

SHORT TERM INVESTMENTS - 7.1%
MONEY MARKET FUNDS - 7.1%
498,755		Fidelity Institutional Government Portfolio, 0.03%(b)	$498,755
498,755		Fidelity Institutional Money Market Portfolio, 0.18%(b)	498,755
498,755		Goldman Sachs Financial Square Federal Fund, 0.00%(b)	498,755
498,755		Goldman Sachs Financial Square Government Fund, 0.00%(b)	498,755
498,756		Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(b)	498,756

		TOTAL SHORT TERM INVESTMENTS (Cost $2,493,776)	$2,493,776

		TOTAL INVESTMENTS (Cost $33,856,157) - 97.1%	$34,203,994
		Other Assets in Excess of Liabilities - 2.9%	1,009,753

		TOTAL NET ASSETS - 100.0%	$35,213,747

Percentages are stated as a percent of net assets.

(a)  Non income producing

(b)  Represents annualized seven-day yield at February 28, 2010.

Evolution All-Cap Equity Fund
Futures Contracts
February 28, 2010 (Unaudited)

		Unrealized
Contracts		Appreciation

51	E-Mini S&P 500 Futures
	Expiring March 2010 (Underlying Face Amount at Market Value $2,812,013)	$2,328

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  9

Evolution Market Leaders Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 0.0%
Chemical Manufacturing - 0.0%
1	Inter Parfums, Inc.	$7

Miscellaneous Store Retailers - 0.0%
442	Spectrum Group International, Inc.(a)	773

	TOTAL COMMON STOCKS (Cost $7)	$780

INVESTMENT COMPANIES - 98.5%
153,784	Claymore/Zacks Multi-Asset Income Index ETF	$2,783,490
5,024	Fidelity NASDAQ Composite Index Tracking Stock ETF	443,820
11,128	iShares Morningstar Large Growth Index Fund	633,406
36,103	iShares Morningstar Mid Core Index Fund	2,491,793
37,594	iShares Morningstar Mid Growth Index Fund	2,871,054
10,657	iShares Morningstar Mid Value Index Fund	704,002
16,916	iShares Morningstar Small Core Index Fund	1,212,403
18,406	iShares Morningstar Small Value Index Fund	1,270,474
4,624	iShares MSCI Brazil Index Fund	316,143
5,608	iShares MSCI Chile Investable Market Index Fund	318,254
5,649	iShares MSCI Israel Capped Investable Market Index Fund	315,836
56,485	iShares Russell Midcap Index Fund	4,727,795
92,502	iShares Russell Midcap Value Index Fund	3,483,625
38,996	iShares S&P MidCap 400 Index Fund	2,874,785
51,568	iShares S&P MidCap 400 Value Index Fund	3,475,168
10,314	Market Vectors Russia ETF	317,981
23,339	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	1,207,560
33,964	PowerShares QQQ	1,520,229
67,048	RevenueShares Mid Cap Fund	1,646,028
37,619	Rydex S&P 500 Pure Growth ETF	1,285,065
39,141	Rydex S&P Midcap 400 Pure Growth ETF	2,301,491
28,748	SPDR Dow Jones Mid Cap Growth ETF	1,700,447
40,273	SPDR Dow Jones Wilshire Large Cap Growth ETF	1,969,752
21,913	SPDR Dow Jones Wilshire Small Cap Value ETF	1,272,707
38,597	Vanguard Growth ETF	2,029,430
77,998	Vanguard Mid-Cap ETF	4,746,958
94,203	Vanguard Mid-Cap Growth Index Fund	4,585,802
76,961	Vanguard Mid-Cap Value Index Fund	3,495,569
20,642	Vanguard Small-Cap ETF	1,199,094
22,837	Vanguard Small-Cap Value ETF	1,267,453
58,391	WisdomTree MidCap Dividend Fund	2,533,848
30,390	WisdomTree SmallCap Dividend Fund	1,204,052
30,372	WisdomTree SmallCap Earnings Fund	1,261,349

	TOTAL INVESTMENT COMPANIES (Cost $61,678,818)	$63,466,863

SHORT TERM INVESTMENTS - 1.6%
MONEY MARKET FUNDS - 1.6%
209,174	Fidelity Institutional Government Portfolio, 0.03%(b)	$209,174
209,174	Fidelity Institutional Money Market Portfolio, 0.18%(b)	209,174
209,175	Goldman Sachs Financial Square Federal Fund, 0.00%(b)	209,175
209,175	Goldman Sachs Financial Square Government Fund, 0.00%(b)	209,175
209,175	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(b)	209,175

	TOTAL SHORT TERM INVESTMENTS (Cost $1,045,873)	$1,045,873

	TOTAL INVESTMENTS (Cost $62,724,698) - 100.1%	$64,513,516
	Liabilities in Excess of Other Assets - (0.1)%	(55,270)

	TOTAL NET ASSETS - 100.0%	$64,458,246

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at February 28, 2010.

The accompanying notes are an integral part of these financial statements.
10  DIREXION SEMI-ANNUAL REPORT

Evolution Alternative Investment Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 79.7%
82,773	Arbitrage Fund	$1,077,699
56,272	Caldwell & Orkin Market Opportunity Fund	1,082,664
11,639	Claymore/BNY Mellon BRIC ETF	463,581
2,651	CurrencyShares Australian Dollar Trust	238,139
1,102	CurrencyShares Canadian Dollar Trust	104,359
4,198	CurrencyShares Japanese Yen Trust	468,707
2,392	First Trust ISE-Revere Natural Gas Index Fund	42,745
2,860	First Trust NYSE Arca Biotechnology Index Fund	90,119
10,591	Franklin Gold & Precious Metals	401,308
99,852	Gabelli Investment Fund	966,568
3,910	Industrial Select Sector SPDR Fund	112,765
700	Internet Architecture HOLDRS Trust	34,699
757	Internet HOLDRS Trust	41,249
2,928	iPath MSCI India Index ETN	177,203
1,481	iShares Barclays 10-20 Year Treasury Bond Fund	161,799
986	iShares Barclays 1-3 Year Treasury Bond Fund	82,499
2,905	iShares Barclays 20+ Year Treasury Bond Fund	266,301
1,535	iShares Barclays 3-7 Year Treasury Bond Fund	172,319
896	iShares Barclays 7-10 Year Treasury Bond Fund	81,263
1,303	iShares Barclays TIPS Bond Fund	135,395
281	iShares Cohen & Steers Realty Majors Index Fund	14,646
836	iShares Dow Jones Transportation Average Index Fund	62,700
1,186	iShares Dow Jones U.S. Aerospace & Defense Index Fund	63,366
1,893	iShares Dow Jones U.S. Health Care Providers Index Fund	93,268
339	iShares Dow Jones U.S. Industrial Sector Index Fund	18,296
1,300	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	56,355
2,113	iShares Dow Jones U.S. Pharmaceuticals Index Fund	122,052
905	iShares Dow Jones U.S. Real Estate Index Fund	41,449
3,580	iShares Dow Jones U.S. Utilities Sector Index Fund	253,930
1,176	iShares iBoxx $ High Yield Corporate Bond Fund	102,512
5,208	iShares MSCI Australia Index Fund	115,305
4,924	iShares MSCI BRIC Index Fund	211,486
8,949	iShares MSCI Chile Investable Market Index Fund	507,856
10,399	iShares MSCI Israel Capped Investable Market Index Fund	581,408
3,467	iShares MSCI Mexico Investable Market Index Fund	168,635
1,625	iShares MSCI Pacific ex-Japan Index Fund	65,146
6,654	iShares MSCI Singapore Index Fund	73,261
366	iShares Nasdaq Biotechnology Index Fund	31,256
940	iShares S&P Developed ex-U.S. Property Index Fund	27,984
13,714	iShares S&P Latin America 40 Index Fund	616,444
5,199	iShares S&P North American Natural Resources Sector Index Fund	173,699
1,258	iShares S&P North American Technology-Semiconductors Index Fund	58,384
2,101	Market Vectors Agribusiness ETF	91,205
5,488	Market Vectors Nuclear Energy ETF	119,529
2,518	Market Vectors Russia ETF	77,630
1,817	Market Vectors-Coal ETF	64,049
30,848	Merger Fund	485,232
600	Oil Service HOLDRS Trust	72,648
11,693	Permanent Portfolio Fund	454,616
10,934	PowerShares 1-30 Laddered Treasury Portfolio	295,874
1,780	PowerShares Aerospace & Defense Portfolio	31,203
4,532	PowerShares DB G10 Currency Harvest Fund	104,281
21,051	PowerShares DB US Dollar Index Bullish Fund	497,646
2,819	PowerShares Dynamic Exploration & Production Portfolio	46,949
1,991	PowerShares Dynamic Healthcare Sector Portfolio	47,694
2,462	PowerShares Dynamic Oil & Gas Services Portfolio	40,721
1,851	PowerShares Emerging Markets Sovereign Debt Portfolio	47,201
4,531	PowerShares Financial Preferred Portfolio	76,801
8,404	PowerShares FTSE RAFI Emerging Markets Portfolio	179,678
2,965	PowerShares Golden Dragon Halter USX China Portfolio	70,152
5,263	PowerShares Preferred Portfolio	72,840
1,234	PowerShares VRDO Tax-Free Weekly Portfolio	30,838
7,624	ProShares Ultra Real Estate	51,767
3,022	ProShares Ultra Semiconductors	92,201
2,109	ProShares Ultra Technology	101,506
6,610	ProShares UltraShort 20+ Year Treasury	311,001

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  11

Evolution Alternative Investment Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares			Value

INVESTMENT COMPANIES (continued	)
3,301		ProShares UltraShort 7-10 Year Treasury	$167,493
6,020		ProShares UltraShort MSCI Emerging Markets	71,457
557		ProShares UltraShort Semiconductors	10,522
373		ProShares UltraShort Technology	8,900
7,043		RiverSource Precious Metals & Mining	83,184
2		Rydex Precious Metals	117
1,343		Rydex S&P Equal Weight Health Care ETF	78,176
85		Semiconductor HOLDRS Trust	2,242
24,942		Sierra Core Retirement Fund	582,156
3,217		SPDR Barclays Capital High Yield Bond ETF	124,787
2,622		SPDR Barclays Capital TIPS ETF	134,482
282		SPDR Dow Jones REIT ETF	13,804
5,725		SPDR S&P Emerging Middle East & Africa ETF	350,313
2,151		SPDR S&P Metals & Mining ETF	110,325
1,990		SPDR S&P Oil & Gas Equipment & Services ETF	57,830
545		SPDR S&P Oil & Gas Exploration & Production ETF	22,361
104,762		TFS Market Neutral Fund	1,606,008
400		Utilities HOLDRS Trust	36,532
4,415		Utilities Select Sector SPDR Fund	128,786
3,224		Vanguard Emerging Markets ETF	125,607
1,088		Vanguard Industrials ETF	57,620
2,942		Vanguard REIT ETF	131,302
2,108		Vanguard Utilities ETF	129,958
25,614		WisdomTree Dreyfus Brazilian Real Fund	663,147
5,178		WisdomTree Emerging Markets Equity Income Fund	253,256
3,702		WisdomTree India Earnings Fund	79,112

		TOTAL INVESTMENT COMPANIES (Cost $17,557,156)	$18,153,558

SHORT TERM INVESTMENTS - 27.1%
MONEY MARKET FUNDS - 27.1%
1,234,045		Fidelity Institutional Government Portfolio, 0.03%(a)	$1,234,045
1,234,045		Fidelity Institutional Money Market Portfolio, 0.18%(a)	1,234,045
1,234,045		Goldman Sachs Financial Square Federal Fund, 0.00%(a)	1,234,045
1,234,044		Goldman Sachs Financial Square Government Fund, 0.00%(a)	1,234,044
1,234,045		Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	1,234,045

		TOTAL SHORT TERM INVESTMENTS (Cost $6,170,224)	$6,170,224

		TOTAL INVESTMENTS (Cost $23,727,380) - 106.8%	$24,323,782
		Liabilities in Excess of Other Assets - (6.8)%	(1,542,442)

		TOTAL NET ASSETS - 100.00%	$22,781,340

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at February 28, 2010.

The accompanying notes are an integral part of these financial statements.
12  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
February 28, 2010 (Unaudited)

	Evolution	Evolution
	Managed Bond Fund	All-Cap Equity Fund

Assets:
Investments, at market value (Note 2)	$47,854,438	$34,203,994
Receivable for Fund shares sold	22,253	22,340
Receivable for investments sold	2,311,329	8,552,105
Deposit at broker for futures	—	346,500
Variation margin receivable	—	2,590
Dividends and interest receivable	2,698	32,847
Other assets	1,389	1,634

Total Assets	50,192,107	43,162,010

Liabilities:
Payable for investments purchased	2,297,857	7,676,481
Payable for Fund shares redeemed	54,754	2,956
Payable to Custodian	—	210,018
Accrued advisory expense	37,774	28,546
Accrued distribution expense	17,973	10,290
Accrued operating services fees	18,658	14,024
Accrued expenses and other liabilities	10,731	5,948

Total Liabilities	2,437,747	7,948,263

Net Assets	$47,754,360	$35,213,747

Net Assets Consist Of:
Capital stock	$50,701,525	$55,077,373
Accumulated undistributed net investment income (loss)	7,445	(93,926)
Accumulated undistributed net realized gain (loss)	(5,479,344)	(20,119,865)
Net unrealized appreciation (depreciation) on:
Investments	2,524,734	347,837
Futures	—	2,328

Total Net Assets	$47,754,360	$35,213,747

Calculation of Net Asset Value Per Share:
Net assets	$47,754,360	$35,213,747
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,872,798	2,537,580
Net asset value, redemption price and offering price per share	$16.62	$13.88

Cost of Investments	$45,329,704	$33,856,157

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  13

Statements of Assets and Liabilities
February 28, 2010 (Unaudited)

	Evolution Market	Evolution Alternative
	Leaders Fund	Investment Fund

Assets:
Investments, at market value (Note 2)	$64,513,516	$24,323,782
Cash	—	190
Receivable for Fund shares sold	44,347	2,108
Receivable for investments sold	8,528,057	2,332,249
Dividends and interest receivable	—	460
Other assets	2,392	1,694

Total Assets	73,088,312	26,660,483

Liabilities:
Payable for investments purchased	8,467,249	3,831,182
Payable for Fund shares redeemed	62,013	5,157
Accrued advisory expense	48,453	18,554
Accrued distribution expenses	17,704	9,696
Accrued operating services fees	23,926	9,045
Accrued expenses and other liabilities	10,721	5,509

Total Liabilities	8,630,066	3,879,143

Net Assets	$64,458,246	$22,781,340

Net Assets Consist Of:
Capital stock	$69,378,283	$30,783,972
Accumulated undistributed net investment income (loss)	(46,564)	(10,601)
Accumulated undistributed net realized gain (loss)	(6,662,291)	(8,588,433)
Net unrealized appreciation (depreciation) on:
Investments	1,788,818	596,402

Total Net Assets	$64,458,246	$22,781,340

Calculation of Net Asset Value Per Share:
Net assets	$64,458,246	$22,781,340
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	5,428,653	1,467,554
Net asset value, redemption price and offering price per share	$11.87	$15.52

Cost of Investments	$62,724,698	$23,727,380

The accompanying notes are an integral part of these financial statements.
14  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

	Evolution	Evolution
	Managed Bond Fund	All-Cap Equity Fund

Investment income:
Dividend income (net of foreign withholding tax of $- and $2,449, respectively)	$1,032,013	$272,680
Interest income	808	21,452

Total investment income	1,032,821	294,132

Expenses:
Investment advisory fees	251,603	204,792
Distribution expenses	61,939	51,198
Shareholder servicing fees	37,164	30,718
Operating services fees	126,317	103,347
Interest on line of credit	726	—

Total expenses before reimbursement	477,749	390,055
Less: Expenses paid indirectly (Note 6)	(516)	(951)

Total expenses	477,233	389,104

Net investment income (loss)	555,588	(94,972)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	264,008	4,640,402
Futures	—	(5,422,216)

	264,008	(781,814)

Capital gain distributions from regulated investment companies	35,059	—

Change in unrealized appreciation (depreciation) on:
Investments	27,850	(1,887,525)
Futures	—	144,870

	27,850	(1,742,655)

Net realized and unrealized gain (loss) on investments	326,917	(2,524,469)

Net increase (decrease) in net assets resulting from operations	$882,505	$(2,619,441)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  15

Statements of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

	Evolution Market	Evolution Alternative
	Leaders Fund	Investment Fund

Investment income:
Dividend income	$654,152	$203,351
Interest income	654	3,006

Total investment income	654,806	206,357

Expenses:
Investment advisory fees	287,476	114,185
Distribution expenses	71,377	28,546
Shareholder servicing fees	42,826	17,128
Operating services fees	145,755	60,526
Interest on line of credit	17	—

Total expenses before reimbursement/recoupment	547,451	220,385
Less: Expenses paid indirectly (Note 6)	(2,017)	(3,434)

Total expenses	545,434	216,951

Net investment income (loss)	109,372	(10,594)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	2,027,392	(268,337)
Futures	—	84,088

	2,027,392	(184,249)

Capital gain distributions from regulated investment companies	—	55,955

Change in unrealized appreciation (depreciation) on:
Investments	(83,906)	11,554
Futures	—	—

	(83,906)	11,554

Net realized and unrealized gain (loss) on investments	1,943,486	(116,740)

Net increase (decrease) in net assets resulting from operations	$2,052,858	$(127,334)

The accompanying notes are an integral part of these financial statements.
16  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Six Months Ended		Six Months Ended
	February 28, 2010	Year Ended	February 28, 2010	Year Ended
	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009

Operations:
Net investment income (loss)	$555,588	$792,750	$(94,972)	$(220,270)
Net realized gain (loss) on investments	264,008	(1,210,027)	(781,814)	(9,293,970)
Capital gain distributions from regulated investment companies	35,059	7,553	—	—
Change in net unrealized appreciation (depreciation) on investments	27,850	2,187,303	(1,742,655)	1,106,715

Net increase (decrease) in net assets resulting from operations	882,505	1,777,579	(2,619,441)	(8,407,525)

Distributions to shareholders:
Net investment income	(801,777)	(665,397)	—	—

Total distributions	(801,777)	(665,397)	—	—

Capital share transactions:
Proceeds from shares sold	31,745,163	45,622,040	7,097,362	39,304,950
Proceeds from shares issued to holders in reinvestment of distributions	801,777	665,395	—	—
Cost of shares redeemed	(32,638,076)	(25,877,073)	(12,736,462)	(22,562,344)

Net increase (decrease) in net assets resulting from capital share transactions	(91,136)	20,410,362	(5,639,100)	16,742,606

Total increase (decrease) in net assets	(10,408)	21,522,544	(8,258,541)	8,335,081

Net assets:
Beginning of year/period	47,764,768	26,242,224	43,472,288	35,137,207

End of year/period	$47,754,360	$47,764,768	$35,213,747	$43,472,288

Undistributed (Accumulated) net investment income (loss), end of year/period	$7,445	$253,634	$(93,926)	$1,046

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  17

Statements of Changes in Net Assets

	Evolution Market Leaders Fund		Evolution Alternative Investment Fund
	Six Months Ended		Six Months Ended
	February 28, 2010	Year Ended	February 28, 2010	Year Ended
	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009

Operations:
Net investment income (loss)	$109,372	$(39,245)	$(10,594)	$(19,596)
Net realized gain (loss) on investments	2,027,392	(1,573,271)	(184,249)	(2,380,224)
Capital gain distributions from regulated investment companies	—	562	55,955	57,971
Net unrealized appreciation (depreciation) on investments	(83,906)	574,464	11,554	250,018

Net increase (decrease) in net assets resulting from operations	2,052,858	(1,037,490)	(127,334)	(2,091,831)

Distributions to shareholders:
Net investment income	(155,936)	—	(30,381)	(800,714)

Total distributions	(155,936)	—	(30,381)	(800,714)

Capital share transactions:
Proceeds from shares sold	40,663,021	64,703,494	13,682,526	11,075,462
Proceeds from shares issued to holders in reinvestment of distributions	155,937	—	30,381	800,714
Cost of shares redeemed	(23,335,029)	(35,886,482)	(10,876,305)	(13,918,262)

Net increase (decrease) in net assets resulting from capital share transactions	17,483,929	28,817,012	2,836,602	(2,042,086)

Total increase (decrease) in net assets	19,380,851	27,779,522	2,678,887	(4,934,631)

Net assets:
Beginning of year/period	45,077,395	17,297,873	20,102,453	25,037,084

End of year/period	$64,458,246	$45,077,395	$22,781,340	$20,102,453

Undistributed (Accumulated) net investment income (loss), end of year/period	$(46,564)	$—	$(10,601)	$30,374

The accompanying notes are an integral part of these financial statements.
18  DIREXION SEMI-ANNUAL REPORT

Financial Highlights
February 28, 2010 (Unaudited)

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset							Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		Net Assets,	Including Short Dividends		Excluding Short Dividends		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	End of	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[5]	Year/Period (,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]

Evolution Managed Bond Fund
Six months ended February 28, 2010 (Unaudited)	$16.57	$0.18	$0.13	$0.31	$(0.26)	$—	$—	$(0.26)	$16.62	1.85%[2]	$47,754	—	—	1.90%	1.90%	2.21%	183%[2]
Year ended August 31, 2009	16.41	0.37	0.12	0.49	(0.33)	—	—	(0.33)	16.57	3.04%	47,765	—	—	1.88%	1.87%	2.32%	425%
Year ended August 31, 2008	16.83	0.59	(0.30)	0.29	(0.71)	—	—	(0.71)	16.41	1.78%	26,242	—	—	1.90%	1.75%	3.51%	439%
Year ended August 31, 2007	17.45	0.64	(0.51)	0.13	(0.75)	—	—	(0.75)	16.83	0.76%	39,736	—	—	1.75%	1.75%	3.70%	914%
Year ended August 31, 2006	18.20	0.46 [7]	(0.70)	(0.24)	(0.51)	—	—	(0.51)	17.45	(1.26%)	46,932	1.86%	1.84%	1.81%	1.79%[9]	2.70%[8]	1,156%
Year ended August 31, 2005	18.73	0.86 [7]	(0.41)	0.45	(0.98)	—	—	(0.98)	18.20	2.41%	14,642	2.12%	2.03%	2.09%	2.00%	4.63%[8]	941%
Evolution All-Cap Equity Fund
Six months ended February 28, 2010 (Unaudited)	14.83	(0.03)	(0.92)	(0.95)	—	—	—	—	13.88	(6.41%)[2]	35,214	—	—	1.90%	1.90%	(0.46%)	778%[2]
Year ended August 31, 2009	18.55	(0.07)	(3.65)	(3.72)	—	—	—	—	14.83	(20.05%)	43,472	—	—	1.87%	1.85%	(0.48%)	1,977%
Year ended August 31, 2008	24.31	(0.06)	(1.96)	(2.02)	—	(3.74)	—	(3.74)	18.55	(10.07%)	35,137	—	—	1.84%	1.75%	(0.27%)	1,374%
Year ended August 31, 2007	22.75	0.03	2.67	2.70	(0.19)	(0.95)	—	(1.14)	24.31	12.03%	64,247	—	—	1.69%	1.69%	0.10%	885%
Year ended August 31, 2006	21.24	0.20	2.03	2.23	—	(0.72)	—	(0.72)	22.75	10.61%	112,721	—	—	1.67%	1.69%[9]	0.88%	1,119%
Year ended August 31, 2005	17.55	(0.23)	3.92	3.69	—	—	—	—	21.24	21.03%	20,184	—	—	1.97%	2.00%	(1.14%)	1,374%
Evolution Market Leaders Fund
Six months ended February 28, 2010 (Unaudited)	11.35	0.02	0.53	0.55	(0.03)	—	—	(0.03)	11.87	4.85%[2]	64,458	—	—	1.90%	1.90%	0.38%	799%[2]
Year ended August 31, 2009	16.68	(0.02)	(5.31)	(5.33)	—	—	—	—	11.35	(31.95%)	45,077	—	—	1.95%	1.90%	(0.16%)	1,697%
Year ended August 31, 2008	18.80	0.07	(2.10)	(2.03)	(0.06)	—	(0.03)	(0.09)	16.68	(10.86%)	17,298	—	—	1.96%	1.75%	0.38%	1,191%
Year ended August 31, 2007	18.12	(0.03)	0.78	0.75	(0.07)	—	—	(0.07)	18.80	4.06%	31,637	—	—	1.85%	1.75%	(0.17%)	886%
January 27, 2006[10] to August 31, 2006	20.00	0.06	(1.94)	(1.88)	—	—	—	—	18.12	(9.40%)[2]	53,795	—	—	1.84%	1.75%	0.50%	864%[2]
Evolution Alternative Investment Fund
Six months ended February 28, 2010 (Unaudited)	15.52	(0.01)	0.03	0.02	(0.02)	—	—	(0.02)	15.52	0.13%[2]	22,781	—	—	1.93%	1.90%	(0.09%)	411%[2]
Year ended August 31, 2009	17.63	(0.02)	(1.47)	(1.49)	(0.62)	—	—	(0.62)	15.52	(8.35%)	20,102	—	—	1.99%	1.90%	(0.10%)	785%
Year ended August 31, 2008	20.48	0.45	(2.60)	(2.15)	(0.06)	(0.64)	—	(0.70)	17.63	(10.77%)	25,037	—	—	1.89%	1.75%	2.32%	777%
Year ended August 31, 2007	20.65	0.32	(0.03)	0.29	(0.32)	(0.14)	—	(0.46)	20.48	1.35%	46,115	—	—	1.72%	1.75%	1.46%	824%
January 26, 2006[10] to August 31, 2006	20.00	0.22	0.49	0.71	(0.06)	—	—	(0.06)	20.65	3.57%[2]	58,519	—	—	1.82%	1.75%	1.88%	642%[2]

[1]	Annualized.
[2]	Not annualized.
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	Net investment income (loss) before dividends on short positions for the year ended August 31, 2006 and 2005 was $0.47 and $0.86, respectively.
[8]	Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the year ended August 31, 2006 and 2005 was 2.75% and 4.66%, respectively.
[9]	For the period September 1, 2005 to December 29, 2005 the annual cap on expenses excluding short dividends was 2.00%.
[10]	Commencement of operations.

DIREXION SEMI-ANNUAL REPORT  19

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2010 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 35 series in operation of which four are included in this report, the Evolution Managed Bond Fund, the Evolution All-Cap Equity Fund, the Evolution Market Leaders Fund and the Evolution Alternative Investment Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The Evolution Managed Bond Fund seeks the high appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs), unit investment trusts (UITs) and closed-end and open-end investment companies (collectively, fixed-income securities). The Evolution All-Cap Equity Fund seeks the high appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities. The Evolution Market Leaders Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk by typically investing primarily in equity securities either directly or indirectly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. The Evolution Alternative Investment Fund seeks high total return on an annual basis consistent with a high tolerance for risk by investing primarily in securities, including dividend-paying equities or interest bearing fixed income securities, having a low or negative correlation with the S&P 500® Index (collectively, “alternative securities”) or indirectly through securities that invest in or are a derivative of alternative securities.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the

20  DIREXION SEMI-ANNUAL REPORT

judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. Government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at February 28, 2010.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amount. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

The Funds were not invested in swap contracts at February 28, 2010.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds were not invested in short positions at February 28, 2010.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the

DIREXION SEMI-ANNUAL REPORT  21

contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in options on futures contracts at February 28, 2010.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income. No provision for federal income taxes has been made.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective daily net assets. For additional discussion on expenses refer to Note 5.

k) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

22  DIREXION SEMI-ANNUAL REPORT

The tax character of distributions for the Funds during the six months ended February 28, 2010, and the year ended August 31, 2009 were as follows:

	Evolution Managed		Evolution All-Cap
	Bond Fund		Equity Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009

Distributions paid from:
Ordinary Income	$801,777	$665,397	$—	$—
Long-Term Capital Gains	—	—	—	—

Total Distributions paid	$801,777	$665,397	$—	$—

	Evolution Market		Evolution Alternative
	Leaders Fund		Investment Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009

Distributions paid from:
Ordinary Income	$155,936	$—	$30,381	$800,714
Long-Term Capital Gains	—	—	—	—

Total Distributions paid	$155,936	$—	$30,381	$800,714

As of August 31, 2009, the components of distributable earnings of the Funds on a tax basis were as follows:

	Evolution	Evolution	Evolution	Evolution
	Managed	All-Cap	Market	Alternative
	Bond Fund	Equity Fund	Leaders Fund	Investment Fund

Net unrealized appreciation/(depreciation)	$1,130,065	$179,360	$1,186,218	$375,735

Undistributed ordinary income	253,634	—	—	30,374
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	253,634	—	—	30,374

Other accumulated gain/(loss)	(4,411,592)	(17,423,545)	(8,003,177)	(8,251,026)

Total accumulated earnings/(loss)	$(3,027,893)	$(17,244,185)	$(6,816,959)	$(7,844,917)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/(loss) on derivative positions.

The cost basis for investments for federal tax purposes as of February 28, 2010 was as follows:

	Evolution	Evolution	Evolution	Evolution
	Managed	All-Cap	Market	Alternative
	Bond Fund	Equity Fund	Leaders Fund	Investment Fund

Tax cost of investments	$46,696,523	$35,912,159	$63,411,204	$23,936,493
Gross unrealized appreciation	2,524,798	724,463	1,853,106	691,898
Gross unrealized depreciation	(1,366,883)	(2,432,628)	(750,794)	(304,609)

Net unrealized appreciation/(depreciation)	$1,157,915	$(1,708,165)	$1,102,312	$387,289

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for

DIREXION SEMI-ANNUAL REPORT  23

tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year, August 31, 2009.

At August 31, 2009, the following funds deferred, on a tax basis, post-October losses of:

Post October
Capital Loss Deferred

Evolution Managed Bond Fund	$—
Evolution All-Cap Equity Fund	4,778,133
Evolution Market Leaders Fund	—
Evolution Alternative Investment Fund	2,406

At August 31, 2009, the following funds had capital loss carryforwards on a tax basis of:

	Expires
	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	Total

Evolution Managed Bond Fund	$1,238,379	$596,309	$586,831	$1,226,623	$743,352	$4,391,494
Evolution All-Cap Equity Fund	—	—	—	3,893,085	8,377,957	12,271,042
Evolution Market Leaders Fund	—	—	1,584,209	94,888	6,295,982	7,975,079
Evolution Alternative Investment Fund	—	—	—	1,400,927	6,768,541	8,169,468

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds have adopted authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position take or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2010, open Federal and state income tax years include the tax years ended August 31, 2006, August 31, 2007, August 31, 2008 and August 31, 2009. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

l) Credit Facility – U.S. Bank, N.A. (“U.S. Bank”) had made available to Funds a credit facility pursuant to a Line of Credit Agreement (“Line of Credit”) for meeting redemption requests. The Evolution All-Cap Equity Fund and the Evolution Alternative Investment Fund did not utilize the Line of Credit during the six months ended February 28, 2010:

			Maximum Amount
	Available Borrowing	Outstanding	Outstanding during	Average
	(Lesser of 33 1/3% of	Balance as of	the Six Months Ended	Daily	Interest	Borrowings
	Fund’s Net Assets or)	February 28, 2010	February 28, 2010	Balance	Expense	Charged At

Evolution Managed Bond Fund	$4,675,000	$—	$1,292,000	$52,530	$726	Prime Rate less 1/2%
Evolution All-Cap Equity Fund	9,000,000	—	—	—	—	Prime Rate less 1/2%
Evolution Market Leaders Fund	5,500,000	—	217,000	1,199	17	Prime Rate less 1/2%
Evolution Alternative Investment Fund	2,650,000	—	—	—	—	Prime Rate less 1/2%

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and

24  DIREXION SEMI-ANNUAL REPORT

liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

The capital share transactions for the Funds during the six months ended February 28, 2010 and the year ended August 31, 2009 were as follows:

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009

Shares sold	1,897,770	2,851,237	487,824	2,525,299
Shares issued in reinvestment of distributions	48,212	40,574	—	—
Shares redeemed	(1,955,901)	(1,608,135)	(881,877)	(1,487,693)

Total net increase (decrease) from capital share transactions	(9,919)	1,283,676	(394,053)	1,037,606

			Evolution Alternative
	Evolution Market Leaders Fund		Investment Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009

Shares sold	3,409,333	5,995,220	865,824	705,646
Shares issued in reinvestment of distributions	12,824	—	1,912	52,783
Shares redeemed	(1,965,941)	(3,059,575)	(695,611)	(883,491)

Total net increase (decrease) from capital share transactions	1,456,216	2,935,645	172,125	(125,062)

4.	INVESTMENT TRANSACTIONS

During the six months ended February 28, 2010, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

	Purchases	Sales

Evolution Managed Bond Fund	$90,139,232	$89,498,548
Evolution All-Cap Equity Fund	275,365,100	286,033,238
Evolution Market Leaders Fund	456,921,614	439,111,376
Evolution Alternative Investment Fund	71,594,978	66,976,591

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, applied to each Fund’s average daily net assets at the annual rates presented below:

Evolution Managed Bond Fund	1.00%
Evolution All-Cap Equity Fund	1.00%
Evolution Market Leaders Fund	1.00%
Evolution Alternative Investment Fund	1.00%

In addition, the Adviser has entered into sub-advisory agreements relating to the Funds whereby the sub-advisor, Flexible Plan Investments, Ltd., will direct investment activities of the Funds. The Adviser pays, out of the management fees it receives from the Funds, a fee for these sub-advisory services.

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following:

DIREXION SEMI-ANNUAL REPORT  25

management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds.

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the average net assets of each Fund and the below amount:

Evolution Managed Bond Fund	0.50%
Evolution All-Cap Equity Fund	0.50%
Evolution Market Leaders Fund	0.50%
Evolution Alternative Investment Fund	0.50%

Distribution Expenses: Shares of the Funds are subject to an annual Rule 12b-1 fee equal to 0.25% of the average daily net assets.

Shareholder Servicing Fees: The Board has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.15% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services for and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principle underwriter of the Funds, and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the six months ended February 28, 2010. The Distributor is an affiliate of the Adviser.

U.S. Bank N.A. and/or its affiliates receive revenue from certain broker-dealers that may receive Rule 12b-1 fees or other payments from mutual funds in which certain Direxion Funds may invest. The Board of Trustees agreed to have 70% of the fees received by U.S. Bank N.A. applied against transfer agent invoices. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly”. For the six months ended February 28, 2010, the amount of expenses reduced by this revenue was as follows:

Total

Evolution Managed Bond Fund	$516
Evolution All-Cap Equity Fund	951
Evolution Market Leaders Fund	2,017
Evolution Alternative Investment Fund	3,434

6.	VALUATION MEASUREMENTS

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

26  DIREXION SEMI-ANNUAL REPORT

The follow is a summary of the inputs used to value the Funds’ net assets as of February 28, 2010:

	Evolution Managed Bond Fund
Asset Class	Level 1	Level 2	Level 3	Total

Investment Companies	$46,405,843	$—	$—	$46,405,843
Short-Term Investments	$1,448,595	$—	$—	$1,448,595

	Evolution All-Cap Equity Fund
Asset Class	Level 1	Level 2	Level 3	Total

Equity Securities	$31,405,519	$—	$—	$31,405,519
Investment Companies	$304,699	$—	$—	$304,699
Short-Term Investments	$2,493,776	$—	$—	$2,493,776
Other Financial Instruments*	$2,328	$—	$—	$2,328

	Evolution Market Leaders Fund
Asset Class	Level 1	Level 2	Level 3	Total

Equity Securities	$780	$—	$—	$780
Investment Companies	$63,466,863	$—	$—	$63,466,863
Short-Term Investments	$1,045,873	$—	$—	$1,045,873

	Evolution Alternative Investment Fund
Asset Class	Level 1	Level 2	Level 3	Total

Investment Companies	$18,153,558	$—	$—	$18,153,558
Short-Term Investments	$6,170,224	$—	$—	$6,170,224

For further detail on each asset class, see the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

7.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds uses derivative instruments as part of its principal investment strategy to achieve its investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 28, 2010, the Funds were invested in futures contracts and equity swap contracts.

At February 28, 2010, the fair value of derivatives instruments were as follows:

Asset derivatives[1]
		Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total

Evolution All-Cap	Futures contracts*	$—	$—	$—	$2,328	$2,328

Equity Fund	Total	$—	$—	$—	$2,328	$2,328

[1]	Statement of Assets and Liabilities location: Variation margin receivable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

DIREXION SEMI-ANNUAL REPORT  27

Transactions in derivative instruments during the six months ended February 28, 2010, were as follows:

		Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total

Evolution All-Cap	Realized gain (loss)[1]
Equity Fund	Futures contracts	$—	$—	$—	$(5,422,216)	$(5,422,216)

	Total realized gain (loss)	$—	$—	$—	$(5,422,216)	$(5,422,216)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$—	$—	$144,870	$144,870

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$144,870	$144,870

Evolution Alternative	Realized gain (loss)[1]
Investment Fund	Futures contracts	$—	$—	$—	$84,088	$84,088

	Total realized gain (loss)	$—	$—	$—	$84,088	$84,088

[1]	Statement of Operations location: Net realized gain (loss) on futures.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures.

For the six months ended February 28, 2010, the volume of the derivatives held by the Funds were as follows:

	Quarterly Average Gross Notional Amounts
	Long Futures	Short Futures
	Contracts	Contracts

Evolution Managed Bond Fund	$—	$—
Evolution All-Cap Equity Fund	1,625,954	12,321,848
Evolution Market Leaders Fund	—	—
Evolution Alternative Investment Fund	308,787	—

8.	NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued an update to improve disclosure about fair value measurements. This update required certain disclosures which are effective for interim and annual reporting periods beginning after December 15, 2009 and other disclosures which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

9.	SUBSEQUENT EVENT

The Funds have adopted authoritative standards for accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.

28  DIREXION SEMI-ANNUAL REPORT

Additional Information
(Unaudited)

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT  29

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PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Prospectus.

DIREXION SEMI-ANNUAL REPORT  PN-1

SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Flexible Plan Investments, Ltd.
3883 Telegraph Road
Bloomfield Hills, MI 48302

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file its complete schedule of portfolio holdings with the Commission for the first and third quarter of each fiscal year on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010

HCM Freedom Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Semi-Annual Report for the HCM Freedom Fund (the “Fund”) covers the period from September 1, 2009 to February 28, 2010 (the “Semi-Annual Period”). Horizon Capital Management, Inc. serves as the sub-advisor to the Fund. For the Semi-Annual Period, the Fund, which seeks long term capital appreciation with lower volatility than the overall market, returned 8.97% on a total return basis.

During the Semi-Annual Period, the DJ Industrial Average Index returned 10.21%, the S&P 500 Index returned 9.32% and the NASDAQ-100 Index returned 12.27%.

At the beginning of the period, the markets had recovered much of their earlier losses of the year and volatility had returned to more customary levels. Despite the market gains from historical lows, the economy remains fragile. A global economic recovery is slowly taking hold, despite Greece’s tribulations. Monetary and fiscal stimulus measures in all major countries have kicked off positive growth at varying speeds, aided by a turnaround in the inventory cycle.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Dexter Lyons	Mark Thomas
Direxion Funds	Horizon Capital Management, Inc.	Horizon Capital Management, Inc.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the HCM Freedom Fund, net of any fee, waivers or expense reimbursements is 2.62%.*

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 30, 2010

*	The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual operating expense ratio would be 2.35%.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010

PSI Core Strength Fund

PSI Macro Trends Fund

PSI Total Return Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Semi-Annual Report for the PSI Funds covers the period September 1, 2009 to February 28, 2010, (the “Semi-Annual Period”). This Report covers the PSI Macro Trends Fund (the “Macro Trends Fund”), the PSI Core Strength Fund (the “Core Strength Fund”) and the PSI Total Return Fund (the “Total Return Fund”). Portfolio Strategies Investment Managers serves as the sub-advisor to the PSI Funds. During the Semi-Annual Period, the DJ Industrial Average Index returned 10.21%, the S&P 500 Index returned 9.32% and the NASDAQ-100 Index returned 12.27%.

At the beginning of the period, the markets had recovered much of their earlier losses of the year and volatility had returned to more customary levels. Despite the market gains from historical lows, the economy remains fragile. A global economic recovery is slowly taking hold, despite Greece’s tribulations. Monetary and fiscal stimulus measures in all major countries have kicked off positive growth at varying speeds, aided by a turnaround in the inventory cycle.

The Macro Trends Fund seeks to implement short or long strategies to achieve capital appreciation. The Macro Trends Fund returned 5.63%, on a total return basis, during the Semi-Annual Period, as compared to 9.32% for the S&P 500 Index.

The Core Strength Fund seeks to achieve returns equal to or better than the return of the broad U.S. stock market as measured by the S&P 500 Index over a full market cycle. The Core Strength Fund returned 1.50%, on a total return basis, during the Semi-Annual Period, compared to 9.32% for the S&P 500 Index.

The Total Return Fund seeks to exceed the total return of the Barclays Capital Aggregate Bond Index over a complete market cycle. The Total Return Fund returned 0.82%, on a total return basis, during the Semi-Annual Period, compared to 3.19% for the Barclays Capital Aggregate Bond Index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	David Jajewski
Direxion Funds	Portfolio Strategies, Inc.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Macro Trends Fund, the Core Strength Fund and the Total Return Fund is, 2.14%, 2.14%, and 2.03%, respectively, net of any fee, waivers or expense reimbursements.*

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 30, 2010

*	The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual operating expense ratio would be 1.85% for the Macro Trends Fund, the Core Strength Fund and the Total Return Fund.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Spectrum Select Alternative Fund

Spectrum Global Perspective Fund

Spectrum Equity Opportunity Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Semi-Annual Report for the Spectrum Funds covers the period from September 1, 2009 to February 28, 2010 (the “Semi- Annual Period”). This Report covers the Spectrum Global Perspective Fund (the“Global Fund”), the Spectrum Equity Opportunity Fund (the“Equity Fund”) and the Spectrum Select Alternative Fund, (the“Select Alternative Fund”). Hundredfold Advisors, LLC serves as the sub-advisor to the Spectrum Funds. During the Semi-Annual Period, the DJ Industrial Average Index returned 10.21%, the S&P 500 Index returned 9.32% and the NASDAQ-100 Index returned 12.27%.

At the beginning of the period, the markets had recovered much of their earlier losses of the year and volatility had returned to more customary levels. Despite the market gains from historical lows, the economy remains fragile. A global economic recovery is slowly taking hold, despite Greece’s tribulations. Monetary and fiscal stimulus measures in all major countries have kicked off positive growth at varying speeds, aided by a turnaround in the inventory cycle.

The Global Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis. The Global Fund returned -3.84%, on a total return basis, during the Semi-Annual Period, compared to 9.32% for the S&P 500 Index.

The Equity Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis. The Equity Fund returned 1.12%, on a total return basis, during the Semi-Annual Period, compared to 9.32% for the S&P 500 Index.

The Select Alternative Fund seeks a moderate total rate of return, including income and capital appreciation on an annual basis. The Select Alternative Fund returned 7.01%, on a total return basis, during the Semi-Annual Period, compared to 9.32% for the S&P 500 Index and 3.19% for the Barclays Capital Aggregate Bond Index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Ralph Doudera
Direxion Funds	Hundredfold Advisors, LLC

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Spectrum Global Perspective Fund, Spectrum Equity Opportunity Fund and the Spectrum Select Alternative Fund is 2.93%, 2.85%, 3.74%, respectively, net of any fee, waivers or expense reimbursements.*

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 30, 2010

*	The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual operating expense ratio would be 2.55% for the Spectrum Global Perspective Fund, Spectrum Equity Opportunity Fund and the Spectrum Select Alternative Fund.

Expense Example
February 28, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2009 — February 28, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2  DIREXION SEMI-ANNUAL REPORT

Expense Example Tables
February 28, 2010 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	September 1, 2009	February 28, 2010	Period[2]

HCM Freedom Fund
Based on actual fund return	2.35%	$1,000.00	$1,089.70	$12.18
Based on hypothetical 5% return	2.35%	1,000.00	1,013.14	11.73

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
February 28, 2010 (Unaudited)

		Investment
	Cash*	Companies	Total

HCM Freedom Fund	12%	88%	100%

*	Cash, cash equivalents and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT  3

HCM Freedom Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 87.7%
247,748	JPMorgan Limited Duration Bond Fund	$2,204,955
261,097	Nuveen High Yield Municipal Bond Fund	3,981,723
205,992	PIMCO Mortgaged-Backed Securities Fund	2,210,300
1,302,383	Putnam Diversified Income Trust	10,249,754
590,319	Wells Fargo Advantage Ultra Short Term Income Fund	5,000,000

	TOTAL INVESTMENT COMPANIES (Cost $23,804,021)	$23,646,732

SHORT TERM INVESTMENTS - 30.9%
MONEY MARKET FUNDS - 30.9%
1,666,440	Fidelity Institutional Government Portfolio, 0.03%(a)	$1,666,440
1,666,440	Fidelity Institutional Money Market Portfolio, 0.18%(a)	1,666,440
1,666,440	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	1,666,440
1,666,440	Goldman Sachs Financial Square Government Fund, 0.00%(a)	1,666,440
1,666,439	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	1,666,439

	TOTAL SHORT TERM INVESTMENTS (Cost $8,332,199)	$8,332,199

	TOTAL INVESTMENTS (Cost $32,136,220) - 118.6%	$31,978,931
	Liabilities in Excess of Other Assets - (18.6)%	(5,013,682)

	TOTAL NET ASSETS - 100.0%	$26,965,249

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.

The accompanying notes are an integral part of these financial statements.
4  DIREXION SEMI-ANNUAL REPORT

Statement of Assets and Liabilities
February 28, 2010 (Unaudited)

HCM Freedom
Fund

Assets:
Investments, at market value (Note 2)	$31,978,931
Dividends and interest receivable	35,601
Other assets	508

Total Assets	32,015,040

Liabilities:
Payable for investments purchased	5,000,000
Accrued investment advisory fees	21,921
Accrued distribution expenses	16,537
Accrued operating services fees	11,291
Accrued expenses and other liabilities	42

Total Liabilities	5,049,791

Net Assets	$26,965,249

Net Assets Consist Of:
Capital stock	$46,439,719
Accumulated undistributed net investment income	281,847
Accumulated undistributed net realized loss	(19,599,028)
Net unrealized appreciation on:
Investments	(157,289)

Total Net Assets	$26,965,249

Calculation of Net Asset Value Per Share - Service Class:
Net assets	$26,965,249
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,810,808
Net Asset Value, Redemption Price and Offering Price Per Share	$14.89

Cost of Investments	$32,136,220

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  5

Statement of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

HCM Freedom Fund

Investment income:
Dividend income	$2,014,488
Interest income	642

Total investment income	2,015,130

Expenses:
Investment advisory fees	131,502
Distribution expenses	105,201
Operating services fees	76,043

Total expenses before recoupment	312,746
Less: Expenses paid indirectly (Note 6)	(3,717)

Total expenses	309,029

Net investment income	1,706,101

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	2,388,471
Swaps	(403,919)

1,984,552

Change in unrealized appreciation (depreciation) on:
Investments	(1,424,181)

Net realized and unrealized gain (loss) on investments	560,371

Net increase in net assets resulting from operations	$2,266,472

The accompanying notes are an integral part of these financial statements.
6  DIREXION SEMI-ANNUAL REPORT

Statement of Changes in Net Assets

	HCM Freedom Fund
	Six Months Ended
	February 28, 2010	Year Ended
	(Unaudited)	August 31, 2009

Operations:
Net investment income	$1,706,101	$10,946
Net realized gain (loss) on investments	1,984,552	(555,594)
Change in net unrealized appreciation (depreciation) on investments	(1,424,181)	1,266,892

Net increase in net assets resulting from operations	2,266,472	722,244

Distributions to shareholders:
Net investment income	(1,474,611)	(1,039,384)

Total distributions	(1,474,611)	(1,039,384)

Capital share transactions:
Proceeds from shares sold	1,141,733	2,223,837
Proceeds from shares issued to holders in reinvestment of dividends	1,468,281	1,034,802
Cost of shares redeemed	(1,645,745)	(3,248,933)

Net increase in net assets resulting from capital share transactions	964,269	9,706

Total increase/(decrease) in net assets	1,756,130	(307,434)

Net assets:
Beginning of year/period	25,209,119	25,516,553

End of year/period	$26,965,249	$25,209,119

Undistributed (Accumulated) net investment income, end of year/period	$281,847	$50,357

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  7

Financial Highlights
February 28, 2010 (Unaudited)

										RATIOS TO AVERAGE NET ASSETS
														Net
			Net Realized	Net Increase										Investment
	Net Asset	Net	and	(Decrease)	Dividends		Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net		Value,		End of	Including Short Dividends		Excluding Short Dividends		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Distributions	Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]

HCM Freedom Fund
Six months ended February 28, 2010 (Unaudited)	$14.47	$0.96	$0.32	$1.28	$(0.86)	$(0.86)	$14.89	8.97%[2]	$26,965	—	—	2.40%	2.35%	12.97%	182%[2]
Year ended August 31, 2009	14.68	0.01	0.40	0.41	(0.62)	(0.62)	14.47	2.83%	25,209	—	—	2.42%	2.43%	0.05%	1,311%
Year ended August 31, 2008	17.46	0.06	(0.70)	(0.64)	(2.14)	(2.14)	14.68	(4.43%)	25,517	—	—	2.50%	2.45%	0.35%	2,886%
Year ended August 31, 2007	18.11	0.34	(0.11)	0.23	(0.88)	(0.88)	17.46	1.32%	28,642	—	—	2.18%	2.18%	1.98%	4,042%
Year ended August 31, 2006	18.91	0.40	(1.08)	(0.68)	(0.12)	(0.12)	18.11	(3.61%)	53,753	—	—	2.22%	2.12%	2.14%	3,065%
December 7, 2004[8] to August 31, 2005	20.00	0.11	(1.20)	(1.09)	—	—	18.91	(5.45%)[2]	140,786	2.31%	2.11%	2.30%	2.10%	0.82%[7]	2,215%[2]

[1]	Annualized.
[2]	Not annualized.
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was 0.83%.
[8]	Commencement of operations.

8  DIREXION SEMI-ANNUAL REPORT

Expense Example
February 28, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2009 — February 28, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT  9

Expense Example Tables
February 28, 2010 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	September 1, 2009	February 28, 2010	Period[2]

PSI Core Strength Fund
Based on actual fund return	1.94%	$1,000.00	$1,015.00	$9.69
Based on hypothetical 5% return	1.94%	1,000.00	1,015.17	9.69
PSI Macro Trends Fund
Based on actual fund return	1.94%	1,000.00	1,056.30	9.89
Based on hypothetical 5% return	1.94%	1,000.00	1,015.17	9.69
PSI Total Return Fund
Based on actual fund return	1.94%	1,000.00	1,008.20	9.66
Based on hypothetical 5% return	1.94%	1,000.00	1,015.17	9.69

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
February 28, 2010 (Unaudited)

		Investment
	Cash*	Companies	Futures		Swaps		Total

PSI Core Strength Fund	21%	79%	—		—		100%
PSI Macro Trends Fund	31%	67%	0	%**	2%		100%
PSI Total Return Fund	49%	51%	—		0	%**	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

10  DIREXION SEMI-ANNUAL REPORT

PSI Core Strength Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 78.7%
23,400	Consumer Staples Select Sector SPDR Fund	$632,502
17,200	Energy Select Sector SPDR Fund	965,608
129,400	Financial Select Sector SPDR Fund	1,899,592
13,800	iShares Barclays 20+ Year Treasury Bond Fund	1,265,046
21,100	iShares Barclays Aggregate Bond Fund	2,205,583
10,700	iShares Dow Jones U.S. Basic Materials Fund	630,123
9,800	iShares Dow Jones U.S. Healthcare Fund	631,512
22,000	iShares iBoxx $ High Yield Corporate Bond Fund	1,917,740
14,900	iShares NASDAQ Biotechnology Index Fund	1,272,460
15,100	iShares Russell 2000 Index Fund	948,280
17,600	iShares S&P Europe 350 Index Fund	633,952
66,500	iShares S&P U.S. Preferred Stock Index Fund	2,542,295
11,800	PowerShares DB U.S. Dollar Index Bearish Fund	315,532
21,900	ProShares Short Russell 2000 Fund	954,840
33,100	ProShares UltraShort FTSE/Xinhua China 25 Fund	299,555
6,600	Retail HOLDRs Fund	632,676
47,600	Rydex S&P Equal Weight Fund	1,895,432
46,000	SPDR Dow Jones Industrial Average Fund	4,751,800
21,700	Utilities Select Sector SPDR Fund	632,989

	TOTAL INVESTMENT COMPANIES (Cost $24,562,702)	$25,027,517

SHORT TERM INVESTMENTS - 33.1%
MONEY MARKET FUNDS - 33.1%
2,107,650	Fidelity Institutional Government Portfolio, 0.03%(a)	$2,107,650
2,107,650	Fidelity Institutional Money Market Portfolio, 0.18%(a)	2,107,650
2,107,650	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	2,107,650
2,107,650	Goldman Sachs Financial Square Government Fund, 0.00%(a)	2,107,650
2,107,650	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	2,107,650

	TOTAL SHORT TERM INVESTMENTS (Cost $10,538,250)	$10,538,250

	TOTAL INVESTMENTS (Cost $35,100,952) - 111.8%	$35,565,767
	Liabilities in Excess of Other Assets - (11.8%)	(3,752,633)

	TOTAL NET ASSETS - 100.0%	$31,813,134

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  11

PSI Macro Trends Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 67.5%
149,212	AQR Diversified Arbitrage Fund	$1,611,492
155,256	Eaton Vance Global Macro Absolute Return Fund	1,611,553
15,300	iShares Barclays 20+ Year Treasury Bond Fund	1,402,551
12,900	iShares Barclays Treasury Inflation Protected Securities Bond Fund	1,340,439
6,300	iShares iBOXX $ High Yield Corporate Bond Fund	549,171
72,400	iShares MSCI EAFE Index Fund	3,809,688
12,700	iShares Russell Midcap Growth Index	579,882
15,500	iShares Russell Midcap Value Index Fund	583,730
58,000	PowerShares DB US Dollar Bullish Fund	1,371,120
40,700	SPDR S&P 500 ETF	4,507,932
8,800	SPDR S&P MidCap 400 ETF	1,447,092

	TOTAL INVESTMENT COMPANIES (Cost $16,571,166)	$18,814,650

SHORT TERM INVESTMENTS - 30.8%
MONEY MARKET FUNDS - 30.8%
1,674,463	Fidelity Institutional Government Portfolio, 0.03%(a)	1,674,463
1,674,463	Fidelity Institutional Money Market Portfolio, 0.18%(a)	1,674,463
1,674,463	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	1,674,463
1,894,463	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	1,894,463
1,674,463	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	1,674,463

	TOTAL SHORT TERM INVESTMENTS (Cost $8,592,315)	$8,592,315

	TOTAL INVESTMENTS (Cost $25,163,481) - 98.3%	$27,406,965
	Other Assets in Excess of Liabilities - 1.7%	470,346

	TOTAL NET ASSETS - 100.00%	$27,877,311

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.

(b)	$220,000 of this security is held as collateral for swap contracts.

PSI Macro Trends Fund
Futures Contracts
February 28, 2010 (Unaudited)

		Unrealized
Contracts		Depreciation

82	E-Mini S&P 500 Futures Expiring March 2010 (Underlying Face Amount at Market Value $4,521,275)	$(25,974)

PSI Macro Trends Fund
Long Equity Swap Contracts
February 28, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	Morgan Stanley Commodity Related Index	2,300	$1,196,791	6/4/2010	$582,750

The accompanying notes are an integral part of these financial statements.
12  DIREXION SEMI-ANNUAL REPORT

PSI Total Return Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 50.5%
15,800	iShares Barclays 7-10 Year Treasury Bond Fund	$1,432,981
28,480	iShares Barclays TIPS Bond Fund	2,959,357
15,500	iShares Lehman 20+ Year Treasury Bond Fund	1,420,885
671,747	PIMCO Total Return Fund	7,382,495
61,000	PowerShares DB US Dollar Index Bullish Fund	1,442,040

	TOTAL INVESTMENT COMPANIES (Cost $14,485,974)	$14,637,758

SHORT TERM INVESTMENTS - 49.5%
MONEY MARKET FUNDS - 49.5%
2,574,171	Fidelity Institutional Government Portfolio, 0.03%(a)	2,574,171
2,574,171	Fidelity Institutional Money Market Portfolio, 0.18%(a)	2,574,171
2,574,170	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	2,574,170
4,034,171	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	4,034,171
2,574,170	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	2,574,170

	TOTAL SHORT TERM INVESTMENTS (Cost $14,330,853)	$14,330,853

	TOTAL INVESTMENTS (Cost $28,816,827) - 100.0%	$28,968,611
	Other Liabilities in Excess of Assets - (0.0)%(c)	(4,531)

	TOTAL NET ASSETS - 100.00%	$28,964,080

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.

(b)	$1,460,000 of this security is held as collateral for swap contracts.

(c)	Percentage is less than .05%

PSI Total Return Fund
Long Equity Swap Contracts
February 28, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	140,050	$14,558,979	9/20/2010	$52,633

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  13

Statements of Assets and Liabilities
February 28, 2010 (Unaudited)

	PSI Core	PSI Macro	PSI Total
	Strength Fund	Trends Fund	Return Fund

Assets:
Investments, at market value (Note 2)	$35,565,767	$27,406,965	$28,968,611
Cash	186	—	—
Receivable for Fund shares sold	58,950	56,857	49,502
Receivable for investments sold	7,927,566	—	—
Deposit at broker for futures	—	369,000	—
Unrealized appreciation on swaps	—	582,750	52,633
Variation margin receivable	—	1,845	—
Dividends and interest receivable	5,293	—	18,654
Other assets	2,123	1,599	4,628

Total Assets	43,559,885	28,419,016	29,094,028

Liabilities:
Payable for Fund shares redeemed	1,136	1,151	52,269
Payable for investments purchased	11,690,128	—	—
Deposit from broker for swaps	—	490,000	—
Accrued advisory expense	24,034	21,094	22,069
Accrued distribution expense	12,886	13,280	30,865
Accrued operating services fees	10,541	9,249	9,227
Accrued expenses and other liabilities	8,026	6,931	15,518

Total Liabilities	11,746,751	541,705	129,948

Net Assets	$31,813,134	$27,877,311	$28,964,080

Net Assets Consist Of:
Capital stock	$33,320,180	$39,380,360	$33,092,049
Accumulated undistributed net investment loss	(16,721)	(7,835)	(68,404)
Accumulated undistributed net realized loss	(1,955,140)	(14,295,474)	(4,263,982)
Net unrealized appreciation (depreciation) on:
Investments	464,815	2,243,484	151,784
Futures	—	(25,974)	—
Swaps	—	582,750	52,633

Total Net Assets	$31,813,134	$27,877,311	$28,964,080

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$31,813,134	$27,877,311	$28,964,080
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,881,262	1,935,225	1,604,515
Net asset value, redemption price and offering price per share	$16.91	$14.41	$18.05

Cost of Investments	$35,100,952	$25,163,481	$28,816,827

The accompanying notes are an integral part of these financial statements.
14  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

	PSI Core	PSI Macro	PSI Total
	Strength Fund	Trends Fund	Return Fund

Investment income:
Dividend income	$276,353	$303,936	$379,869
Interest income	4,027	1,840	4,321

Total investment income	280,380	305,776	384,190

Expenses:
Investment advisory fees	166,608	155,146	160,100
Distribution expenses	38,380	35,642	36,756
Shareholder servicing fees	23,028	21,385	22,053
Operating services fees	71,682	66,662	68,157

Total expenses before reimbursement	299,698	278,835	287,066
Less: Expenses paid indirectly (Note 6)	(2,597)	(2,506)	(1,997)

Total expenses	297,101	276,329	285,069

Net investment income (loss)	(16,721)	29,447	99,121

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	1,481,852	1,824,915	226,738
Futures	—	859,216	174,652
Swaps	—	358,437	(93,032)

	1,481,852	3,042,568	308,358

Capital gain distributions from regulated investment companies	—	—	90,154

Change in unrealized appreciation (depreciation) on:
Investments	(1,079,604)	(1,031,657)	(321,356)
Futures	—	(452,752)	23,685
Swaps	—	(3,634)	31,815

	(1,079,604)	(1,488,043)	(265,856)

Net realized and unrealized gain (loss) on investments	402,248	1,554,525	132,656

Net increase in net assets resulting from operations	$385,527	$1,583,972	$231,777

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  15

Statements of Changes in Net Assets

	PSI Core Strength Fund		PSI Macro Trends Fund		PSI Total Return Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	February 28, 2010	Year Ended	February 28, 2010	Year Ended	February 28, 2010	Year Ended
	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009

Operations:
Net investment income (loss)	$(16,721)	$(19,393)	$29,447	$97,245	$99,121	$243,314
Net realized gain (loss) on investments	1,481,852	(1,699,894)	3,042,568	(12,713,344)	308,358	(3,791,235)
Capital gain distributions from regulated investment companies	—	—	—	—	90,154	—
Change in unrealized appreciation (depreciation) on investments	(1,079,604)	1,547,397	(1,488,043)	7,377,473	(265,856)	593,584

Net increase (decrease) in net assets resulting from operations	385,527	(171,890)	1,583,972	(5,238,626)	231,777	(2,954,337)

Distributions to shareholders:
Net investment income	—	—	(37,282)	(320,689)	(167,525)	(243,314)
Net realized gains	—	—	—	(24,511)	—	—
Return of capital	—	(39,894)	—	(36,679)	—	(41,706)

Total distributions	—	(39,894)	(37,282)	(381,879)	(167,525)	(285,020)

Capital share transactions:
Proceeds from shares sold	5,865,168	16,811,207	3,071,645	16,547,055	4,697,026	16,163,927
					166,477
Proceeds from shares issued to holders in reinvestment of dividends	—	39,856	37,282	381,880	(7,491,158)	280,919
Cost of shares redeemed	(2,426,179)	(8,872,749)	(6,300,145)	(15,768,694)	—	(15,012,412)

Net increase (decrease) in net assets resulting from capital share transactions	3,438,989	7,978,314	(3,191,218)	1,160,241	(2,627,655)	1,432,434

Total increase (decrease) in net assets	3,824,516	7,766,530	(1,644,528)	(4,460,264)	(2,563,403)	(1,806,923)

Net assets:
Beginning of year/period	27,988,618	20,222,088	29,521,839	33,982,103	31,527,483	33,334,406

End of year/period	$31,813,134	$27,988,618	$27,877,311	$29,521,839	$28,964,080	$31,527,483

Undistributed (Accumulated) net investment loss, end of year/period	$(16,721)	$—	$(7,835)	$—	$(68,404)	$—

The accompanying notes are an integral part of these financial statements.
16  DIREXION SEMI-ANNUAL REPORT

Financial Highlights
February 28, 2010 (Unaudited)

												RATIOS TO AVERAGE NET ASSETS
														Net
			Net Realized	Net Increase										Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions	Distributions		Net Asset		Net Assets,			Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	from		Value,		End of			After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	Return of	Total	End of	Total	Year/Period	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Capital	Distributions	Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]

PSI Core Strength Fund
Six months ended February 28, 2010 (Unaudited)	$16.66	$(0.01)	$0.26	$0.25	$—	$—	$—	$—	$16.91	1.50%[2]	$31,813	1.95%	1.94%	(0.11%)	1,011%[2]
Year ended August 31, 2009	17.48	(0.01)	(0.77)	(0.78)	—	—	(0.04)	(0.04)	16.66	(4.43%)	27,989	2.05%	2.00%	(0.10%)	2,328%
Year ended August 31, 2008	20.11	0.08	(1.67)	(1.59)	—	(0.84)	(0.20)	(1.04)	17.48	(8.44%)	20,222	2.09%	2.00%	0.43%	2,509%
January 8, 2007[7] to August 31, 2007	20.00	0.22	(0.11)	0.11	—	—	—	—	20.11	0.55%[2]	24,628	2.18%	2.00%	1.70%	935%[2]
PSI Macro Trends Fund
Six months ended February 28, 2010 (Unaudited)	13.66	0.01	0.76	0.77	(0.02)	—	—	(0.02)	14.41	5.63%[2]	27,877	1.96%	1.94%	0.21%	108%[2]
Year ended August 31, 2009	16.33	0.05	(2.54)	(2.49)	(0.15)	(0.01)	(0.02)	(0.18)	13.66	(15.03%)	29,522	2.07%	2.00%	0.39%	429%
Year ended August 31, 2008	19.42	0.22	(2.72)	(2.50)	(0.13)	(0.46)	—	(0.59)	16.33	(13.28%)	33,982	2.03%	2.00%	1.20%	304%
January 8, 2007[7] to August 31, 2007	20.00	(0.03)	(0.55)	(0.58)	—	—	—	—	19.42	(2.90%)[2]	41,070	2.03%	2.00%	(0.26%)	926%[2]
PSI Total Return Fund
Six months ended February 28, 2010 (Unaudited)	18.01	0.06	0.09	0.15	(0.11)	—	—	(0.11)	18.05	0.82%[2]	28,964	1.95%	1.94%	0.67%	138%[2]
Year ended August 31, 2009	20.00	0.16	(1.98)	(1.82)	(0.15)	—	(0.02)	(0.17)	18.01	(9.13%)	31,527	2.04%	2.00%	0.88%	271%
Year ended August 31, 2008	20.53	0.38	0.17	0.55	(0.67)	(0.41)	—	(1.08)	20.00	2.66%	33,334	2.01%	2.00%	1.84%	90%
January 8, 2007[7]to August 31, 2007	20.00	0.33	0.20	0.53	—	—	—	—	20.53	2.65%[2]	30,453	2.11%	2.00%	2.57%	191%[2]

[1]	Annualized.
[2]	Not annualized.
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	Commencement of operations.

DIREXION SEMI-ANNUAL REPORT  17

Expense Example
February 28, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2009 — February 28, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18  DIREXION SEMI-ANNUAL REPORT

Expense Example Tables
February 28, 2010 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	September 1, 2009	February 28, 2010	Period[2]

Spectrum Select Alternative Fund
Based on actual fund return	2.55%	$1,000.00	$1,070.10	$13.09
Based on hypothetical 5% return	2.55%	1,000.00	1,012.15	12.72
Spectrum Global Perspective Fund
Based on actual fund return	2.55%	1,000.00	961.60	12.40
Based on hypothetical 5% return	2.55%	1,000.00	1,012.15	12.72
Spectrum Equity Opportunity Fund
Based on actual fund return	2.55%	1,000.00	1,011.20	12.72
Based on hypothetical 5% return	2.55%	1,000.00	1,012.15	12.72

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
February 28, 2010 (Unaudited)

		Investment
	Cash*	Companies	Futures		Swaps		Total

Spectrum Select Alternative Fund	15%	85%	—		0	%**	100%
Spectrum Global Perspective Fund	65%	35%	0	%**	—		100%
Spectrum Equity Opportunity Fund	71%	29%	0	%**	—		100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT  19

Spectrum Select Alternative Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 85.4%
247,167	Absolute Opportunities Fund	$2,886,912
236,245	Absolute Strategies Fund	2,490,021
54,672	Caldwell & Orkin Market Opportunity Fund	1,051,889
284,229	Hartford Floating Rate Fund	2,435,846
162,993	J.P. Morgan Market Neutral Fund	2,549,218
259,905	Merger Fund	4,088,303
709,276	SEI International Management Trust High Yield Bond Fund	4,929,469
171,767	TFS Market Neutral Fund	2,633,188
1,003,519	Western Asset High Yield Portfolio	8,258,961

	TOTAL INVESTMENT COMPANIES (Cost $28,530,376)	$31,323,807

SHORT TERM INVESTMENTS - 14.2%
MONEY MARKET FUNDS - 14.2%
988,173	Fidelity Institutional Government Portfolio, 0.03%(a)	$988,173
988,173	Fidelity Institutional Money Market Portfolio, 0.18%(a)	988,173
988,173	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	988,173
1,268,174	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	1,268,174
988,173	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	988,173

	TOTAL SHORT TERM INVESTMENTS (Cost $5,220,866)	$5,220,866

	TOTAL INVESTMENTS (Cost $33,751,242) - 99.6%	$36,544,673
	Other Assets in Excess of Liabilities - 0.4%	145,381

	TOTAL NET ASSETS - 100.0%	$36,690,054

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.

(b)	$280,000 of this security is held as collateral for swap contracts.

Spectrum Select Alternative Fund
Long Equity Swap Contracts
February 28, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	iShares iBOXX $High Yield Corporate Bond Fund	25,400	$2,208,863	8/6/2010	$5,256
Credit Suisse Capital, LLC	iShares MSCI Emerging Markets Index Fund	47,500	1,831,011	8/6/2010	19,523
Credit Suisse Capital, LLC	SPDR Barclays Capital High Yield Bond ETF	56,800	2,202,761	8/6/2010	511

		129,700	$6,242,635		$25,290

The accompanying notes are an integral part of these financial statements.
20  DIREXION SEMI-ANNUAL REPORT

Spectrum Global Perspective Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 65.4%
458,000	iShares MSCI Emerging Markets Index Fund	$17,843,680
211,000	iShares MSCI EAFE Index Fund	11,102,820
896,006	Western Asset High Yield Portfolio	7,374,127

	TOTAL INVESTMENT COMPANIES (Cost $34,432,125)	$36,320,627

SHORT TERM INVESTMENTS - 39.6%
MONEY MARKET FUNDS - 39.6%
4,391,743	Fidelity Institutional Government Portfolio, 0.03%(a)	$4,391,743
4,391,743	Fidelity Institutional Money Market Portfolio, 0.18%(a)	4,391,743
4,391,743	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	4,391,743
4,391,743	Goldman Sachs Financial Square Government Fund, 0.00%(a)	4,391,743
4,391,743	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	4,391,743

	TOTAL SHORT TERM INVESTMENTS (Cost $21,958,715)	$21,958,715

	TOTAL INVESTMENTS (Cost $56,390,840) - 105.0%	$58,279,342
	Liabilities in Excess of Other Assets - (5.0)%	(2,780,896)

	TOTAL NET ASSETS - 100.0%	$55,498,446

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.

Spectrum Global Perspective Fund
Futures Contracts
February 28, 2010 (Unaudited)

		Unrealized
Contracts		Appreciation

158	NASDAQ-100 e-Mini Futures
	Expiring March 2010 (Underlying Face Amount at Market Value $5,747,250)	$139,949

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  21

Spectrum Equity Opportunity Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 28.7%
6,800	Retail HOLDRs Trust	$651,848
9,700	SPDR S&P Midcap 400 ETF	1,299,703
214,668	Western Asset High Yield Portfolio	1,766,718

	TOTAL INVESTMENT COMPANIES (Cost $3,270,546)	$3,718,269

SHORT TERM INVESTMENTS - 68.7%
MONEY MARKET FUNDS - 68.7%
1,779,361	Fidelity Institutional Government Portfolio, 0.03%(a)	$1,779,361
1,779,361	Fidelity Institutional Money Market Portfolio, 0.18%(a)	1,779,361
1,779,361	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	1,779,361
1,779,361	Goldman Sachs Financial Square Government Fund, 0.00%(a)	1,779,361
1,779,361	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	1,779,361

	TOTAL SHORT TERM INVESTMENTS (Cost $8,896,805)	$8,896,805

	TOTAL INVESTMENTS (Cost $12,167,351) - 97.4%	$12,615,074
	Other Assets in Excess of Liabilities - 2.6%	338,473

	TOTAL NET ASSETS - 100.0%	$12,953,547

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 28, 2010.

Spectrum Equity Opportunity Fund
Futures Contracts
February 28, 2010 (Unaudited)

		Unrealized
Contracts		Appreciation

36	NASDAQ-100 e-Mini Futures
	Expiring March 2010 (Underlying Face Amount at Market Value $1,309,500)	$31,707
105	Russell 2000 Mini Futures
	Expiring March 2010 (Underlying Face Amount at Market Value $6,580,350)	8,114

		$39,821

The accompanying notes are an integral part of these financial statements.
22  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
February 28, 2010 (Unaudited)

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Assets:
Investments, at market value (Note 2)	$36,544,673	$58,279,342	$12,615,074
Cash	—	—	400
Receivable for investments sold	35,063	10,599,176	1,956,662
Deposit at broker for futures	—	442,400	356,800
Unrealized appreciation on swaps	25,290	—	—
Variation margin receivable	—	16,590	—
Dividends and interest receivable	159,847	134,865	33,246
Other assets	1,299	1,209	1,033

Total Assets	36,766,172	69,473,582	14,963,215

Liabilities:
Payable for investments purchased	—	13,866,419	1,953,819
Payable for Fund shares purchased	7,015	2,500	—
Variation margin payable	—	—	24,184
Accrued advisory expense	28,181	43,152	9,954
Accrued distribution expense	23,984	37,963	12,342
Accrued operating services fees	15,302	23,551	5,317
Accrued expenses and other liabilities	1,636	1,551	4,052

Total Liabilities	76,118	13,975,136	2,009,668

Net Assets	$36,690,054	$55,498,446	$12,953,547

Net Assets Consist Of:
Capital stock	$36,771,524	$77,724,256	$16,418,676
Accumulated undistributed net investment loss	(161,114)	(23,087)	(51,141)
Accumulated undistributed net realized loss	(2,739,077)	(24,231,174)	(3,901,532)
Net unrealized appreciation on:
Investments	2,793,431	1,888,502	447,723
Futures	—	139,949	39,821
Swaps	25,290	—	—

Total Net Assets	$36,690,054	$55,498,446	$12,953,547

Calculation of Net Asset Value Per Share:
Net assets	$36,690,054	$55,498,446	$12,953,547
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,732,570	3,010,220	723,560
Net asset value, redemption price and offering price per share	$21.18	$18.44	$17.90

Cost of Investments	$33,751,242	$56,390,840	$12,167,351

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  23

Statements of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Investment income:
Dividend income (net of foreign withholding tax of $—, $379, $3, respectively)	$920,834	$751,494	$188,852
Interest income	1,770	13,987	2,691

Total investment income	922,604	765,481	191,543

Expenses:
Investment advisory fees	161,168	305,989	68,240
Distribution expenses	161,168	305,989	68,240
Operating services fees	91,064	176,407	39,485

Total expenses before reimbursement	413,400	788,385	175,965
Less: Expenses paid indirectly (Note 6)	(2,423)	(8,112)	(1,952)

Total expenses	410,977	780,273	174,013

Net investment income (loss)	511,627	(14,792)	17,530

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	1,086,798	2,073,587	560,313
Futures	(113,949)	463,035	22,143
Swaps	149,494	(1,729,332)	16,201

	1,122,343	807,290	598,657

Capital gain distributions from regulated investment companies	222,626	2,591	—

Change in unrealized appreciation (depreciation) on:
Investments	77,036	(2,660,746)	(411,318)
Futures	(5,233)	139,949	2,885
Swaps	6,166	(353,519)	(7,927)

	77,969	(2,874,316)	(416,360)

Net realized and unrealized gain (loss) on investments	1,422,938	(2,064,435)	182,297

Net increase (decrease) in net assets resulting from operations	$1,934,565	$(2,079,227)	$199,827

The accompanying notes are an integral part of these financial statements.
24  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Spectrum Select		Spectrum Global		Spectrum Equity
	Alternative Fund		Perspective Fund		Opportunity Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	February 28, 2010	Year Ended	February 28, 2010	Year Ended	February 28, 2010	Year Ended
	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009

Operations:
Net investment income (loss)	$511,627	$592,308	$(14,792)	$(82,002)	$17,530	$(10,600)
Net realized gain (loss) on investments	1,122,343	(412,268)	807,290	(6,144,481)	598,657	(1,380,740)
Capital gain distributions from regulated investment companies	222,626	9,658	2,591	—	—	—
Change in unrealized appreciation (depreciation) on investments	77,969	2,768,809	(2,874,316)	4,830,431	(416,360)	997,947

Net increase (decrease) in net assets resulting from operations	1,934,565	2,958,507	(2,079,227)	(1,396,052)	199,827	(393,393)

Distributions to shareholders:
Net investment income	(881,044)	(549,091)	(8,295)	(7,154)	(68,651)	—
Net realized gains	—	—	—	(5,677)	—	—
Return of capital	—	—	—	(40)	—	(1,882)

Total distributions	(881,044)	(549,091)	(8,295)	(12,871)	(68,651)	(1,882)

Capital share transactions:
Proceeds from shares sold	8,620,273	8,303,976	4,594,776	3,612,228	970,369	1,076,979
Proceeds from shares issued to holders in reinvestment of dividends	877,950	546,658	8,290	12,841	68,651	1,864
Cost of shares redeemed	(1,942,551)	(8,168,964)	(8,321,845)	(20,760,271)	(1,654,827)	(3,626,856)

Net increase (decrease) in net assets resulting from capital share transactions	7,555,672	681,670	(3,718,779)	(17,135,202)	(615,807)	(2,548,013)

Total increase (decrease) in net assets	8,609,193	3,091,086	(5,806,301)	(18,544,125)	(484,631)	(2,943,288)

Net assets:
Beginning of year/period	28,080,861	24,989,775	61,304,747	79,848,872	13,438,178	16,381,466

End of year/period	$36,690,054	$28,080,861	$55,498,446	$61,304,747	$12,953,547	$13,438,178

Undistributed (Accumulated) net investment income (loss), end of year/period	$(161,114)	$208,303	$(23,087)	$—	$(51,141)	$(20)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  25

Financial Highlights
February 28, 2010 (Unaudited)

													RATIOS TO AVERAGE NET ASSETS
																	Net
			Net Realized	Net Increase													Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions				Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return			Value,		End of	Including Short Dividends		Excluding Short Dividends		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital		Total	End	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distribution		Distributions	of Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]

Spectrum Select Alternative Fund
Six months ended February 28, 2010 (Unaudited)	$20.36	$0.33	$1.09	$1.42	$(0.60)	—	—		$(0.60)	$21.18	7.01%[2]	$36,690	—	—	2.57%	2.55%	3.18%	46%[2]
Year ended August 31, 2009	18.33	0.50	2.00	2.50	(0.47)	—	—		(0.47)	20.36	14.09%	28,081	—	—	2.67%	2.59%	2.76%	297%
Year ended August 31, 2008	20.02	0.33	(1.58)	(1.25)	(0.43)	(0.01)	—		(0.44)	18.33	(6.38%)	24,990	—	—	2.57%	2.57%	1.68%	127%
Year ended August 31, 2007	19.54	0.57	0.76	1.33	(0.85)	—	—		(0.85)	20.02	6.93%	40,757	—	—	2.44%	2.44%	2.82%	260%
Year ended August 31, 2006	19.96	0.50	0.34	0.84	(1.26)	—	—		(1.26)	19.54	4.53%	22,725	—	—	2.54%	2.54%	2.57%	898%
September 1, 2004[10] to August 31, 2005	20.00	0.48	(0.26)	0.22	(0.26)	—	—		(0.26)	19.96	1.09%[2]	33,414	—	—	2.38%	2.38%	2.44%	759%[2]
Spectrum Global Perspective Fund
Six months ended February 28, 2010 (Unaudited)	19.18	(0.01)	(0.73)	(0.74)	— [9]	—	—		— [9]	18.44	(3.84%)[2]	55,498	—	—	2.58%	2.55%	(0.05%)	554%[2]
Year ended August 31, 2009	18.69	(0.02)	0.51	0.49	— [9]	— [9]	—	[9]	— [9]	19.18	2.65%	61,305	—	—	2.52%	2.49%	(0.14%)	1,770%
Year ended August 31, 2008	24.73	(0.16)	(1.48)	(1.64)	(0.84)	(3.56)	—		(4.40)	18.69	(8.96%)	79,849	—	—	2.38%	2.38%	(0.75%)	2,073%
Year ended August 31, 2007	25.93	(0.03)	2.86	2.83	(0.34)	(3.69)	—		(4.03)	24.73	11.32%	110,764	—	—	2.24%	2.24%	(0.12%)	1,259%
Year ended August 31, 2006	23.46	0.06	4.49	4.55	—	(2.08)	—		(2.08)	25.93	20.43%	115,420	—	—	2.23%	2.23%	0.25%	1,693%
September 27, 2004[10] to August 31, 2005	20.00	(0.03)[7]	3.80	3.77	(0.26)	(0.05)	—		(0.31)	23.46	18.88%[2]	71,085	2.39%	2.39%	2.38%	2.38%	(0.16%)[8]	1,152%[2]
Spectrum Equity Opportunity Fund
Six months ended February 28, 2010 (Unaudited)	17.79	0.02	0.18	0.20	(0.09)	—	—		(0.09)	17.90	1.12%[2]	12,954	—	—	2.58%	2.55%	0.26%	411%[2]
Year ended August 31, 2009	17.90	(0.01)	(0.10)	(0.11)	—	—	—	[9]	— [9]	17.79	(0.60%)	13,438	—	—	2.79%	2.72%	(0.09%)	1,485%
Year ended August 31, 2008	21.24	(0.05)	(1.51)	(1.56)	(0.60)	(1.18)	—		(1.78)	17.90	(8.28%)	16,381	—	—	2.63%	2.63%	(0.27%)	1,617%
Year ended August 31, 2007	21.43	(0.03)	1.48	1.45	(0.31)	(1.33)	—		(1.64)	21.24	6.91%	32,858	—	—	2.40%	2.40%	(0.14%)	1,347%
Year ended August 31, 2006	21.85	0.03	0.77	0.80	—	(1.22)	—		(1.22)	21.43	3.85%	48,875	—	—	2.31%	2.31%	0.15%	2,310%
October 11, 2004[10] to August 31, 2005	20.00	(0.16)	2.01	1.85	—	—	—		—	21.85	9.25%[2]	45,689	—	—	2.50%	2.50%	(0.88%)	1,334%[2]

[1]	Annualized.
[2]	Not annualized.
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	Net investment income (loss) before dividends on short positions for the period ended August 31, 2005 was $(0.04).
[8]	Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was (0.15%).
[9]	Amount is less than $0.01 per share.
[10]	Commencement of operations.

26  DIREXION SEMI-ANNUAL REPORT

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2010 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 35 series of which 7 are included in this report, HCM Freedom Fund, PSI Core Strength Fund, PSI Macro Trends Fund, PSI Total Return Fund, Spectrum Select Alternative Fund, Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The HCM Freedom Fund’s objective is long-term capital appreciation with lower volatility than the overall market by employing a dynamic asset allocation strategy. The HCM Freedom Fund has great flexibility in deciding n what to invest and when to invest, and may invest in a broad range of equity and fixed income securities, both domestically and internationally, as well as derivative instruments of these securities.

The objective of the PSI Core Strength Fund is to seek returns equal to or better than the return of the broad U.S. stock market as measured by the S&P 500 Index over a full market cycle. The PSI Core Strength Fund invests primarily in exchange-traded funds (ETFs) selected from a core set of categories consisting of domestic and international equities, including sub-sectors, hard assets (such as energy, real estate, precious metals, etc.) and interest rates (through fixed income instruments and currencies, etc.) The PSI Macro Trends Fund seeks to implement short or long strategies to achieve capital appreciation by focusing on broad trends in the macroeconomic environment. The PSI Macro Trends Fund investments significantly in domestic and foreign securities and ETFs, futures contracts on stock indices and swap agreements. The PSI Total Return Fund seeks income plus capital appreciation. The PSI Total Return Fund attempts to exceed the total return of the Barclays Capital Aggregate Bond Index over a complete market cycle by investing less than 10% of its assets in derivatives of Barclays Capital Aggregate Bond Index and the remaining assets in equity and fixed income securities and ETFs designed to add income plus capital appreciation.

The Spectrum Select Alternative Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis, by investing primarily in high yield fixed-income securities, either directly or indirectly through exchange-traded funds (ETFs), other investment companies and derivative instruments. The Spectrum Global Perspective Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis by investing in equity securities of foreign issuers either directly or indirectly through American Depository Receipts (ADRs), ETFs, foreign currencies, other investment companies and derivative instruments. The Spectrum Equity Opportunity Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis by investing either directly in securities of domestic and foreign issuers or indirectly through ADRs, ETFs, other investment companies and derivative instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used.

DIREXION SEMI-ANNUAL REPORT  27

Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at February 28, 2010.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Funds calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund.)

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

28  DIREXION SEMI-ANNUAL REPORT

The Funds may enter into credit default swaps. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event a credit event occurs, typically a default by a corporate issuer on its debt obligation. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. The stream of payments is recorded as an unrealized gain or loss and adjusted to include up-front payments paid or received by the Fund recorded as a component of unrealized gain or loss on swaps, and/or interest associated with the agreement until the swap is sold or expires, at which point the cumulative stream of payments is recognized as a component of realized gain or loss. A credit index consists of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset based securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds because entering into credit default swaps on indices is less expensive than buying many credit default swaps. Credit default swaps on indices are benchmarks for protecting investors owning bonds against defaults, and traders use them to speculate on changes in credit quality of bonds.

The maximum potential amount of future payments that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the swap. These potential amounts would be partially offset by any recovery value of respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. The Funds were not invested in credit default swaps at February 28, 2010.

The Funds have adopted authoritative standards of accounting for and disclosure of credit derivatives, including credit default swap agreements. These disclosure requirements include (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held as collateral by third parties, and (v) the current status of the payment risk of the credit derivative.

DIREXION SEMI-ANNUAL REPORT  29

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds were not invested in short positions at February 28, 2010.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign countries. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in options on futures contracts at February 28, 2010.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities – The Spectrum Global Perspective and the Spectrum Equity Opportunity Funds may invest in foreign securities. Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

h) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income. No provision for federal income taxes has been made.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective daily net assets. For additional discussion on expenses refer to Note 5.

30  DIREXION SEMI-ANNUAL REPORT

k) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Funds during the six months ended February 28, 2010, and the year ended August 31, 2009 were as follows:

	HCM Freedom Fund
	Six Months Ended
	February 28,	Year Ended
	2010	August 31,
	(Unaudited)	2009

Distributions paid from:
Ordinary Income	$1,474,611	$1,039,384
Long-Term Capital Gains	—	—
Return of Capital	—	—

Total Distributions paid	$1,474,611	$1,039,384

	PSI Core Strength Fund		PSI Macro Trends Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009

Distributions paid from:
Ordinary Income	$—	$—	$37,282	$344,132
Long-Term Capital Gains	—	—	—	1,068
Return of Capital	—	39,894	—	36,679

Total Distributions paid	$—	$39,894	$37,282	$381,879

			Spectrum Select
	PSI Total Return Fund		Alternative Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009

Distributions paid from:
Ordinary Income	$167,525	$243,314	$881,044	$549,091
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	41,706	—	—

Total Distributions paid	$167,525	$285,020	$881,044	$549,091

	Spectrum Global		Spectrum Equity
	Perspective Fund		Opportunity Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009

Distributions paid from:
Ordinary Income	$8,295	$12,567	$68,651	$—
Long-Term Capital Gains	—	264	—	—
Return of Capital	—	40	—	1,882

Total Distributions paid	$8,295	$12,871	$68,651	$1,882

DIREXION SEMI-ANNUAL REPORT  31

As of August 31, 2009, the components of distributable earnings of the Funds on a tax basis were as follows:

	HCM Freedom	PSI Core	PSI Macro	PSI Total
	Fund	Strength Fund	Trends Fund	Return Fund

Net unrealized appreciation/(depreciation)	$1,266,892	$172,966	$1,674,428	$432,252

Undistributed ordinary income	50,357	—	—	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	50,357	—	—	—

Other accumulated gain/(loss)	(21,583,580)	(2,065,539)	(14,724,167)	(4,624,473)

Total accumulated earnings/(loss)	$(20,266,331)	$(1,892,573)	$(13,049,739)	$(4,192,221)

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Net unrealized appreciation/(depreciation)	$2,583,843	$1,785,603	$819,895

Undistributed ordinary income	226,744	—	—
Undistributed long-term capital gain	—	—	—

Total distributable earnings	226,744	—	—

Other accumulated gain/(loss)	(3,945,578)	(21,923,891)	(4,416,200)

Total accumulated earnings/(loss)	$(1,134,991)	$(20,138,288)	$(3,596,305)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/ (loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/ (loss) on derivative positions.

The cost basis for investments for federal tax purposes as of February 28, 2010 was as follows:

	HCM Freedom	PSI Core	PSI Macro	PSI Total
	Fund	Strength Fund	Trends Fund	Return Fund

Tax cost of investments	$32,136,220	$36,472,405	$26,764,194	$28,857,715
Gross unrealized appreciation	15,254	503,761	2,266,433	154,891
Gross unrealized depreciation	(172,543)	(1,410,399)	(1,623,662)	(43,995)

Net unrealized appreciation/(depreciation)	$(157,289)	$(906,638)	$642,771	$110,896

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Tax cost of investments	$33,883,794	$59,154,485	$12,206,497
Gross unrealized appreciation	2,936,260	1,956,601	451,377
Gross unrealized depreciation	(275,381)	(2,831,744)	(42,800)

Net unrealized appreciation/(depreciation)	$2,660,879	$(875,143)	$408,577

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year, August 31, 2009.

32  DIREXION SEMI-ANNUAL REPORT

At August 31, 2009, the following funds deferred, on a tax basis, post-October losses of:

	Post October	Post October
	Capital Loss Deferred	Currency Loss

HCM Freedom Fund	$20,073	$—
PSI Core Strength Fund	548	—
PSI Macro Trends Fund	5,495,284	—
PSI Total Return Fund	71,959	—
Spectrum Select Alternative Fund	670,440	—
Spectrum Global Perspective Fund	7,288,697	—
Spectrum Equity Opportunity Fund	—	20

At August 31, 2009, the following funds had capital loss carryforwards on a tax basis of:

	Expires
	8/31/2014	8/31/2015	8/31/2016	8/31/2017	Total

HCM Freedom Fund	$8,842,217	$5,679,579	$1,637,612	$5,404,099	$21,563,507
PSI Core Strength Fund	—	—	—	2,064,991	2,064,991
PSI Macro Trends Fund	—	—	—	9,815,267	9,815,267
PSI Total Return Fund	—	—	—	4,573,332	4,573,332
Spectrum Select Alternative Fund	—	—		3,275,821	3,275,821
Spectrum Global Perspective Fund	—	—	—	14,988,713	14,988,713
Spectrum Equity Opportunity Fund	—	—	—	4,424,107	4,424,107

To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds have adopted authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position take or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2010, open Federal and state income tax years include the tax years ended August 31, 2006, August 31, 2007, August 31, 2008 and August 31, 2009. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

l) Credit Facility – U.S. Bank, N.A. (“U.S. Bank”) had made available to Funds, with the exception of the HCM Freedom Fund, a credit facility pursuant to a Line of Credit Agreement (“Line of Credit”) for meeting redemption requests. The Funds did not utilize the Line of Credit during the six months ended February 28, 2010:

			Maximum Amount
	Available Borrowing	Outstanding	Outstanding during the	Average
	(Lesser of 33 1/3% of	Balance as of	Six Months Ended	Daily	Interest	Borrowings
	Fund’s Net Assets or)	February 28, 2010	February 28, 2010	Balance	Expense	Charged At

PSI Core Strength Fund	$2,750,000	$—	$—	$—	$—	Prime Rate less 1/2%
PSI Macro Trends Fund	4,000,000	—	—	—	—	Prime Rate less 1/2%
PSI Total Return Fund	820,000	—	—	—	—	Prime Rate less 1/2%
Spectrum Select Alternative Fund	5,875,000	—	—	—	—	Prime Rate less 1/2%
Spectrum Global Perspective Fund	5,250,000	—	—	—	—	Prime Rate less 1/2%
Spectrum Equity Opportunity Fund	1,200,000	—	—	—	—	Prime Rate less 1/2%

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

DIREXION SEMI-ANNUAL REPORT  33

n) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the six months ended February 28, 2010 and the year ended August 31, 2009 were as follows:

	HCM Freedom Fund
	Six Months Ended
	February 28,	Year Ended
	2010	August 31,
	(Unaudited)	2009

Shares sold	77,287	155,044
Shares issued in reinvestment of distributions	100,636	71,861
Shares redeemed	(109,072)	(223,503)

Total net increase (decrease) from capital share transactions	68,851	3,402

	PSI Core Strength Fund		PSI Macro Trends Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009

Shares sold	342,785	1,094,992	213,027	1,386,658
Shares issued in reinvestment of distributions	—	2,617	2,496	33,646
Shares redeemed	(141,490)	(574,595)	(441,870)	(1,339,571)

Total net increase (decrease) from capital share transactions	201,295	523,014	(226,347)	80,733

			Spectrum Select
	PSI Total Return Fund		Alternative Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009

Shares sold	260,193	917,328	403,616	448,807
Shares issued in reinvestment of distributions	9,342	14,661	41,348	30,842
Shares redeemed	(415,369)	(848,113)	(91,881)	(463,856)

Total net increase (decrease) from capital share transactions	(145,834)	83,876	353,083	15,793

	Spectrum Global		Spectrum Equity
	Perspective Fund		Opportunity Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2010	August 31,	2010	August 31,
	(Unaudited)	2009	(Unaudited)	2009

Shares sold	230,994	207,597	52,663	66,774
Shares issued in reinvestment of distributions	419	794	3,630	120
Shares redeemed	(418,182)	(1,284,176)	(88,244)	(226,511)

Total net increase (decrease) from capital share transactions	(186,769)	(1,075,785)	(31,951)	(159,617)

34  DIREXION SEMI-ANNUAL REPORT

4.	INVESTMENT TRANSACTIONS

During the six months ended February 28, 2010, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

					Spectrum	Spectrum	Spectrum
	HCM	PSI Core	PSI Macro	PSI Total	Select	Global	Equity
	Freedom	Strength	Trends	Return	Alternative	Perspective	Opportunity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$48,700,000	$233,630,707	$23,449,563	$26,077,057	$16,469,426	$191,966,133	$26,006,043
Sales	$48,284,450	$230,866,580	$29,965,329	$37,967,121	$12,731,343	$200,317,266	$32,258,701

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, applied to each Fund’s average daily net assets at the annual rates presented below:

HCM Freedom Fund	1.00%
PSI Core Strength Fund	1.00%
PSI Macro Trends Fund	1.00%
PSI Total Return Fund	1.00%
Spectrum Select Alternative Fund	1.00%
Spectrum Global Perspective Fund	1.00%
Spectrum Equity Opportunity Fund	1.00%

In addition, the Adviser has entered into sub-advisory agreements with Horizon Capital Management, Inc. for the HCM Freedom Fund, with Portfolio Strategies, Inc. for the PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund, and with Hundredfold Advisors, LLC for the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund (the “Sub-Advised Funds”) whereby each sub-advisor will direct investment activities of their respective Funds. The Adviser pays, out of the management fees it receives from these funds, a fee for these sub-advisory services. Effective December 15, 2009, the PSI Core Strength Fund, PSI Macro Trends Fund and PSI Total Return Fund reduced their advisory fee from 1.15% to 1.00%.

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds.

HCM Freedom Fund	0.55%
PSI Core Strength Fund	0.45%
PSI Macro Trends Fund	0.45%
PSI Total Return Fund	0.45%
Spectrum Select Alternative Fund	0.55%
Spectrum Global Perspective Fund	0.55%
Spectrum Equity Opportunity Fund	0.55%

Distribution Expenses: Shares are subject to an annual Rule 12b-1 fee of 0.80% for the HCM Freedom Fund, of 0.25% for the PSI Core Strength Fund, the PSI Macro Trends Fund, and the PSI Total Return Fund, and up to 1.00% of the average daily net assets for the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund.

Shareholder Servicing Fees: The Board has also authorized the PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund to pay a shareholder servicing fee of 0.15% of each Fund’s average daily net assets. The Trust, on

DIREXION SEMI-ANNUAL REPORT  35

behalf of each Fund, pays the fee to financial institutions and other persons who provide services for and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the six months ended February 28, 2010. The Distributor is an affiliate of the Adviser.

U.S. Bank N.A. and/or its affiliates receive revenue from certain broker-dealers that may receive Rule 12b-1 fees or other payments from mutual funds in which certain Direxion Funds may invest. The Board of Trustees agreed to have 70% of the fees received by U.S. Bank N.A. applied against transfer agent invoices. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly”. For the six months ended February 28, 2010, the amount of expenses reduced by this revenue was as follows:

Total

HCM Freedom Fund	$3,717
PSI Core Strength Fund	2,597
PSI Macro Trends Fund	2,506
PSI Total Return Fund	1,997
Spectrum Select Alternative Fund	2,423
Spectrum Global Perspective Fund	8,112
Spectrum Equity Opportunity Fund	1,952

6.	VALUATION MEASUREMENTS

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010:

	HCM Freedom Fund
Asset Class	Level 1	Level 2	Level 3	Total

Investment Companies	$23,646,732	$—	$—	$23,646,732
Short-Term Investments	$8,332,199	$—	$—	$8,332,199

	PSI Core Strength Fund
Asset Class	Level 1	Level 2	Level 3	Total

Investment Companies	$25,027,517	$—	$—	$25,027,517
Short-Term Investments	$10,538,250	$—	$—	$10,538,250

36  DIREXION SEMI-ANNUAL REPORT

	PSI Macro Trends Fund
Asset Class	Level 1	Level 2	Level 3	Total

Investment Companies	$18,814,650	$—	$—	$18,814,650
Short-Term Investments	$8,592,315	$—	$—	$8,592,315
Other Financial Instruments*	$(25,974)	$582,750	$—	$556,776

	PSI Total Return Fund
Asset Class	Level 1	Level 2	Level 3	Total

Investment Companies	$14,637,758	$—	$—	$14,637,758
Short-Term Investments	$14,330,853	$—	$—	$14,330,853
Other Financial Instruments*	$—	$52,633	$—	$52,633

	Spectrum Select Alternative Fund
Asset Class	Level 1	Level 2	Level 3	Total

Investment Companies	$31,323,807	$—	$—	$31,323,807
Short-Term Investments	$5,220,866	$—	$—	$5,220,866
Other Financial Instruments*	$—	$25,290	$—	$25,290

	Spectrum Global Perspective Fund
Asset Class	Level 1	Level 2	Level 3	Total

Investment Companies	$36,320,627	$—	$—	$36,320,627
Short-Term Investments	$21,958,715	$—	$—	$21,958,715
Other Financial Instruments*	$139,949	$—	$—	$139,949

	Spectrum Equity Opportunity Fund
Asset Class	Level 1	Level 2	Level 3	Total

Investment Companies	$3,718,269	$—	$—	$3,718,269
Short-Term Investments	$8,896,805	$—	$—	$8,896,805
Other Financial Instruments*	$39,821	$—	$—	$39,821

For further detail on each asset class, see Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

7.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds uses derivative instruments as part of its principal investment strategy to achieve its investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 28, 2010, the Funds were invested in futures contracts, equity swap contracts and credit default swap contracts.

DIREXION SEMI-ANNUAL REPORT  37

At February 28, 2010, the fair value of derivatives instruments were as follows:

Asset derivatives[1]

		Commodity risk	Foreign exchange risk	Credit risk	Equity risk	Total

PSI Macro Trends Fund	Swap contracts	$582,750	$—	$—	$—	$582,750

	Total	$582,750	$—	$—	$—	$582,750

PSI Total Return Fund	Swap contracts	$—	$—	$52,633	$—	$52,633

	Total	$—	$—	$52,633	$—	$52,633

Spectrum Select Alternative Fund	Swap contracts	$—	$—	$—	$25,290	$25,290

	Total	$—	$—	$—	$25,290	$25,290

Spectrum Global Perspective Fund	Futures contracts*	$—	$—	$—	$139,949	$139,949

	Total	$—	$—	$—	$139,949	$139,949

Spectrum Equity Opportunity Fund	Futures contracts*	$—	$—	$—	$39,821	$39,821

	Total	$—	$—	$—	$39,821	$39,821

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps and variation margin receivable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Liability derivatives[1]

		Commodity risk	Foreign exchange risk	Credit risk	Equity risk	Total

PSI Macro Trends Fund	Futures contracts*	$—	$—	$—	$(25,974)	$(25,974)

	Total	$—	$—	$—	$(25,974)	$(25,974)

[1]	Statement of Assets and Liabilities location: Variation margin payable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the six months ended February 28, 2010, were as follows:

		Commodity risk	Foreign exchange risk	Credit risk	Equity risk	Total

HCM Freedom Fund	Realized gain (loss)[1]
	Swap contracts	$—	$—	$—	$(403,919)	$(403,919)

	Total realized gain (loss)	$—	$—	$—	$(403,919)	$(403,919)

PSI Macro Trends Fund	Realized gain (loss)[1]
	Futures contracts	$—	$—	$—	$859,216	$859,216
	Swap contracts	358,437	—	—	—	358,437

	Total realized gain (loss)	$358,437	$—	$—	$859,216	$1,217,653

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$—	$—	$(452,752)	$(452,752)
	Swap contracts	(3,634)	—	—	—	(3,634)

	Total change in unrealized appreciation (depreciation)	$(3,634)	$—	$—	$(452,752)	$(456,386)

PSI Total Return Fund	Realized gain (loss)[1]
	Futures contracts	$—	$—	$—	$174,652	$174,652
	Swap contracts	—	—	—	(93,032)	(93,032)

	Total realized gain (loss)	$—	$—	$—	$81,620	$81,620

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$—	$—	$23,685	$23,685
	Swap contracts	—	—	—	31,815	31,815

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$55,500	$55,500

38  DIREXION SEMI-ANNUAL REPORT

		Commodity risk	Foreign exchange risk	Credit risk	Equity risk	Total

Spectrum Select	Realized gain (loss)[1]
Alternative Fund	Futures contracts	$—	$—	$—	$(113,949)	$(113,949)
	Swap contracts	—	—	—	149,494	149,494

	Total realized gain (loss)	$—	$—	$—	$35,545	$35,545

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$—	$—	$(5,233)	$(5,233)
	Swap contracts	—	—	—	6,166	6,166

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$933	$933

Spectrum Global	Realized gain (loss)[1]
Perspective Fund	Futures contracts	$—	$—	$—	$463,035	$463,035
	Swap contracts	—	—	—	(1,729,332)	(1,729,332)

	Total realized gain (loss)	$—	$—	$—	$(1,266,297)	$(1,266,297)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$—	$—	$139,949	$139,949
	Swap contracts	—	—	—	(353,519)	(353,519)

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$(213,570)	$(213,570)

Spectrum Equity	Realized gain (loss)[1]
Opportunity Fund	Futures contracts	$—	$—	$—	$22,143	$22,143
	Swap contracts	—	—	—	16,201	16,201

	Total realized gain (loss)	$—	$—	$—	$38,344	$38,344

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$—	$—	$2,885	$2,885
	Swap contracts	—	—	—	(7,927)	(7,927)

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$(5,042)	$(5,042)

[1]	Statement of Operations location: Net unrealized gain (loss) on futures and swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures and swaps.

For the six months ended February 28, 2010, the volume of the derivatives held by the Funds were as follows:

	Quarterly average gross notional amounts
	Long Futures	Short Futures	Long Equity Swaps
	Contracts	Contracts	Contracts

HCM Freedom Fund	$—	$—	$—
PSI Core Strength Fund	—	—	—
PSI Macro Trends Fund	4,356,332	—	1,821,204
PSI Total Return Fund	529,262	—	11,283,297
Spectrum Select Alternative Fund	—	470,974	4,175,101
Spectrum Global Perspective Fund	1,869,100	—	3,897,549
Spectrum Equity Opportunity Fund	4,891,031	—	441,351

8.	NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued an update to improve disclosure about fair value measurements. This update required certain disclosures which are effective for interim and annual reporting periods beginning after December 15, 2009 and other disclosures which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

DIREXION SEMI-ANNUAL REPORT  39

9.	SUBSEQUENT EVENT

The Funds have adopted authoritative standards for accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.

40  DIREXION SEMI-ANNUAL REPORT

Additional Information
(Unaudited)

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT  41

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PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the semi-annual report.

DIREXION SEMI-ANNUAL REPORT  PN-1

SEMI-ANNUAL REPORT

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
HCM Sub-Advisor
Horizon Capital Management, Inc.
141 Ridgeway Drive
Lafayette, LA 70503

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information or the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
PSI Funds Sub-Advisor
Portfolio Strategies, Inc.
1102 Broadway Plaza
Tacoma, WA 98402

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information or the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Spectrum Funds Sub-Advisor
Hundredfold Advisors, LLC
2940 N. Lynnhaven Road
Virginia Beach, VA 23452

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information or the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     (Registrant) The Direxion Funds

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, Chief Executive Officer

Date	5/5/2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, Chief Executive Officer

Date	5/5/2010

By (Signature and Title)*	/s/ Guy F. Talarico Guy F. Talarico, Principal Financial Officer

Date	5/5/2010

*	Print the name and title of each signing officer under his or her signature.